Document And Entity Information Document	3 Months Ended
Mar. 31, 2013
Entity [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	GULFPORT ENERGY CORP
Entity Central Index Key	0000874499

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 225,980	$ 167,088	$ 93,897
Accounts receivable-oil and gas	22,023	25,615	28,019
Accounts receivable - related parties	37,062	34,848	4,731
Prepaid expenses and other current assets	1,435	1,506	1,327
Short-term derivative instruments	343	664	1,601
Total current assets	286,843	229,721	129,575
Property and equipment:
Oil and natural gas properties, full-cost accounting, $626,295,000 and $138,623,000 excluded from amortization in 2012 and 2011, respectively	1,932,419	1,611,090	1,035,754
Other property and equipment	8,924	8,662	8,024
Accumulated depletion, depreciation, amortization and impairment	(688,467)	(665,884)	(575,142)
Property and equipment, net	1,252,876	953,868	468,636
Other assets:
Equity investments ($151,317,000 and $0 attributable to fair value option in 2012 and 2011, respectively)	451,592	381,484	86,824
Other assets	13,159	13,295	5,123
Total other assets	464,751	394,779	91,947
Deferred tax asset		0	1,000
Total assets	2,004,470	1,578,368	691,158
Current liabilities:
Accounts payable and accrued liabilities	109,777	110,244	43,872
Asset retirement obligation-current	780	60	620
Short-term derivative instruments	9,689	10,442
Deferred tax liability	158	0
Current maturities of long-term debt	152	150	141
Total current liabilities	120,556	120,896	44,633
Asset retirement obligation - long-term	12,560	13,215	12,033
Deferred tax liability	45,382	18,607	0
Long-term debt, net of current maturities	298,921	298,888	2,142
Other non-current liabilities	142	354	0
Total liabilities	477,561	451,960	58,808
Commitments and contingencies (Notes 16 and 17)
Preferred stock, $.01 par value; 5,000,000 authorized, 30,000 authorized as redeemable 12% cumulative preferred stock, Series A; 0 issued and outstanding	0	0	0
Stockholders' equity:
Common stock - $.01 par value, 100,000,000 authorized, 67,527,386 issued and outstanding in 2012 and 55,621,371 in 2011	773	674	556
Paid-in capital	1,395,288	1,036,245	604,584
Accumulated other comprehensive income (loss)	(6,629)	(3,429)	2,663
Retained earnings	137,477	92,918	24,547
Total stockholders' equity	1,526,909	1,126,408	632,350
Total liabilities and stockholders' equity	$ 2,004,470	$ 1,578,368	$ 691,158

Consolidated Balance Sheets (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Capitalized costs of oil and natural gas properties excluded from amortization	$ 869,879,000	$ 626,295,000	$ 626,295,000	$ 138,623,000
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock dividend rate	12.00%	12.00%	12.00%	12.00%
Temporary Equity, Shares Authorized (shares)	30,000	30,000	30,000	30,000
Preferred stock Series A, issued (shares)	0	0	0	0
Preferred stock Series A, outstanding (shares)	0	0	0	0
Common stock, par value (usd per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized (shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued (shares)	77,375,107	67,527,386	67,527,386	55,621,371
Common Stock, Shares, Outstanding (shares)	77,375,107	67,527,386	67,527,386	55,621,371
Equity investments attributable to fair value option	$ 212,413,000	$ 151,317,000	$ 151,317,000	$ 0

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil and condensate sales	$ 53,080	$ 64,004	$ 242,708	$ 222,025	$ 121,350
Gas sales	1,466	613	3,225	3,838	3,468
Natural gas liquid sales	324	806	2,668	3,090	2,818
Other income (expense)	130	38	325	301	285
Total Revenues	55,000	65,461	248,926	229,254	127,921
Costs and expenses:
Lease operating expenses	5,172	5,849	24,308	20,897	17,614
Production taxes	7,287	7,769	29,400	26,333	13,966
Depreciation, depletion, and amortization	22,583	21,395	90,749	62,320	38,907
General and administrative	4,412	3,009	13,808	8,074	6,063
Accretion expense	175	176	698	666	617
Gain on sale of asset	427	0	(7,300)	0	0
Total Costs and Expenses	40,056	38,198	151,663	118,290	77,167
INCOME FROM OPERATIONS	14,944	27,263	97,263	110,964	50,754
OTHER (INCOME) EXPENSE:
Interest Expense	3,479	153	7,458	1,400	2,761
Interest income	(79)	(27)	(72)	(186)	(387)
(Income) loss from equity method investments	(61,210)	268	(8,322)	1,418	977
Total Other (Income) Expense	(57,810)	394	(936)	2,632	3,351
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	72,754	26,869	98,199	108,332	47,403
INCOME TAX EXPENSE (BENEFIT)	28,195	0	26,363	(90)	40
INCOME (LOSS) FROM CONTINUING OPERATIONS	44,559	26,869	71,836	108,422	47,363
DISCONTINUED OPERATIONS
Loss on disposal of Belize properties, net of tax			3,465	0	0
NET INCOME	$ 44,559	$ 26,869	$ 68,371	$ 108,422	$ 47,363
NET INCOME PER COMMON SHARE:
Basic net income from continuing operations per share (usd per share)	$ 0.61	$ 0.48	$ 1.28	$ 2.22	$ 1.08
Basic net income from discontinued operations, net of tax, per share (usd per share)			$ (0.06)	$ 0	$ 0
Basic net income per share (usd per share)		$ 0.48	$ 1.22	$ 2.22	$ 1.08
Diluted net income from continuing operations per share (usd per share)	$ 0.61	$ 0.48	$ 1.27	$ 2.2	$ 1.07
Diluted net income from discontinued operations, net of tax, per share (usd per share)			$ (0.06)	$ 0	$ 0
Diluted (usd per share)		$ 0.48	$ 1.21	$ 2.2	$ 1.07
Weighted average common shares outstanding - Basic (shares)	72,830,215	55,626,208	55,933,354	48,754,840	43,863,190
Weighted average common shares outstanding-Diluted (shares)	73,334,848	56,247,609	56,417,488	49,206,963	44,256,092

Consolidated Statements Of Stockholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance, Value at Dec. 31, 2009	$ 125,051	$ 427	$ 273,901	$ (18,039)	$ (131,238)
Balance, Shares at Dec. 31, 2009		42,696,409
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	47,363				47,363
Other Comprehensive Income (Loss)	16,271			16,271
Stock Compensation	492		492
Issuance of Common Stock in public offering, net of related expenses, shares		1,668,503
Issuance of Common Stock in public offering, net of related expenses, Value	21,358	17	21,341
Issuance of Common Stock through exercise of warrants, Shares		173,109
Issuance of Common Stock through exercise of warrants, Value	206	2	204
Issuance of Restricted Stock, Shares		58,525
Issuance of Common Stock through exercise of options, Shares	48,889	48,889
Issuance of Common Stock through exercise of options, Value	315		315
Balance, Value at Dec. 31, 2010	211,056	446	296,253	(1,768)	(83,875)
Balance, Shares at Dec. 31, 2010		44,645,435
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	108,422				108,422
Other Comprehensive Income (Loss)	4,431			4,431
Stock Compensation	1,287		1,287
Issuance of Common Stock in public offering, net of related expenses, shares		10,810,000
Issuance of Common Stock in public offering, net of related expenses, Value	306,161	108	306,053
Issuance of Common Stock through exercise of warrants, Shares		566
Issuance of Restricted Stock, Shares		63,370
Issuance of Restricted Stock, Value		1	(1)
Issuance of Common Stock through exercise of options, Shares	102,000	102,000
Issuance of Common Stock through exercise of options, Value	993	1	992
Balance, Value at Dec. 31, 2011	632,350	556	604,584	2,663	24,547
Balance, Shares at Dec. 31, 2011	55,621,371	55,621,371
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	26,869				26,869
Other Comprehensive Income (Loss)	(9,782)			(9,782)
Stock Compensation	1,135		1,135
Issuance of Restricted Stock, Shares		28,346
Issuance of Restricted Stock, Value	0	0
Balance, Value at Mar. 31, 2012	650,572	556	605,719	(7,119)	51,416
Balance, Shares at Mar. 31, 2012	67,527,386	55,649,717
Balance, Value at Dec. 31, 2011	632,350	556	604,584	2,663	24,547
Balance, Shares at Dec. 31, 2011	55,621,371	55,621,371
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	68,371				68,371
Other Comprehensive Income (Loss)	(6,092)			(6,092)
Stock Compensation	4,688		4,688
Issuance of Common Stock in public offering, net of related expenses, shares		11,750,000
Issuance of Common Stock in public offering, net of related expenses, Value	426,907	118	426,789
Issuance of Restricted Stock, Shares		135,015
Issuance of Restricted Stock, Value	0	0	0
Issuance of Common Stock through exercise of options, Shares	21,000	21,000
Issuance of Common Stock through exercise of options, Value	184	0	184
Balance, Value at Dec. 31, 2012	1,126,408	674	1,036,245	(3,429)	92,918
Balance, Shares at Dec. 31, 2012	67,527,386	67,527,386
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	44,559				44,559
Other Comprehensive Income (Loss)	(3,200)			(3,200)
Stock Compensation	1,502		1,502
Issuance of Common Stock in public offering, net of related expenses, shares		9,812,500
Issuance of Common Stock in public offering, net of related expenses, Value	357,640	99	357,541
Issuance of Restricted Stock, Shares		35,221
Issuance of Restricted Stock, Value	0	0
Issuance of Common Stock through exercise of options, Shares	0
Balance, Value at Mar. 31, 2013	$ 1,526,909	$ 773	$ 1,395,288	$ (6,629)	$ 137,477
Balance, Shares at Mar. 31, 2013	77,375,107	77,375,107

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 44,559	$ 26,869	$ 68,371	$ 108,422	$ 47,363
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of discount-Asset Retirement Obligation	175	176	698	666	617
Depletion, depreciation and amortization	22,583	21,395	90,749	62,320	38,907
Stock-based compensation expense	901	681	2,813	772	295
(Gain) loss from equity investments	(61,210)	268	(8,322)	1,418	977
Interest income-note receivable			(2)	(147)	(267)
Unrealized loss (gain) on derivative instruments	171	266	144	(25)	0
Deferred income tax expense (benefit)	28,195	0	24,120	(372)	(95)
Amortization of loan commitment fees	254	112	640	540	0
Amortization of note discount and premium	72	0	59	0	0
Write off of loan commitment fees			1,143	0	0
Loss on disposal of assets			5,702	0	0
Gain on sale of asset	427	0	(7,300)	0	0
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	3,592	(1,718)	2,404	(13,067)	(5,460)
Increase in accounts receivable���related party	(2,214)	(463)	(30,117)	(4,158)	(437)
(Increase) decrease in prepaid expenses	71	(57)	(179)	405	315
Increase in other assets			0	0	(75)
Increase in accounts payable and accrued liabilities	(1,362)	22,431	50,506	1,612	4,948
Settlement of asset retirement obligation	(780)	(531)	(2,271)	(248)	(1,253)
Net cash provided by operating activities	35,007	69,429	199,158	158,138	85,835
Cash flows from investing activities:
Deductions to cash held in escrow			8	8	8
Additions to other property, plant and equipment	(262)	(82)	(638)	(415)	(427)
Additions to oil and gas properties	(320,489)	(84,778)	(757,192)	(287,292)	(101,644)
Proceeds from sale of other property, plant and equipment	0	140	140	0	0
Proceeds from sale of oil and gas properties			63,590	1,384	304
Advances on note receivable to related party			0	(3,182)	(2,877)
Contributions to equity method investments	(12,653)	(75,879)	(147,307)	(34,621)	(1,244)
Distributions from equity method investments	188	200	820	870	565
Net cash used in investing activities	(333,216)	(160,399)	(840,579)	(323,248)	(105,315)
Cash flows from financing activities:
Principal payments on borrowings	(37)	(33)	(158,639)	(97,634)	(52,711)
Borrowings on line of credit		10,000	158,500	48,000	52,200
Proceeds from bond issuance			296,835	0	0
Debt issuance costs and loan commitment fees	(502)	(1)	(9,175)	(981)	(1,144)
Proceeds from issuance of common stock, net of offering costs, and exercise of stock options	357,640		427,091	307,154	21,879
Net cash provided by financing activities	357,101	9,966	714,612	256,539	20,224
Net increase in cash and cash equivalents	58,892	(81,004)	73,191	91,429	744
Cash and cash equivalents at beginning of period	167,088	93,897	93,897	2,468	1,724
Cash and cash equivalents at end of period	225,980	12,893	167,088	93,897	2,468
Supplemental disclosure of cash flow information:
Interest payments	35	5	1,461	991	1,949
Income tax payments	750	180	261	1	40
Supplemental disclosure of non-cash transactions:
Capitalized stock based compensation	601	454	1,875	515	197
Asset retirement obligations	670	598	2,195	1,390	1,328
Interest Costs Capitalized	2,629	0
Foreign currency translation gain (loss) on investment in Grizzly Oil Sands ULC	(3,567)	939	1,355	(855)	1,313
Foreign currency translation gain (loss) on note receivable-related party				$ (1,085)	$ 942

Consolidated Statements of Comprehensive Income (Loss) Statement (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 44,559	$ 26,869	$ 68,371	$ 108,422	$ 47,363
Foreign currency translation adjustment	(3,567)	939	1,355	(1,865)	2,255
Change in fair value of derivative instruments, net of taxes	(1,430)	(10,621)	(8,452)	1,576	(4,720)
Reclassification of settled contracts, net of taxes	1,797	(100)	1,005	4,720	18,736
Other comprehensive income (loss)	(3,200)	(9,782)	(6,092)	4,431	16,271
Comprehensive income	41,359	17,087	62,279	112,853	63,634
Change in fair value of derivative instruments, tax	(900)	0	(4,301)	0	0
Reclassification of settled contracts, tax	$ 1,200	$ 0	$ 512	$ 0	$ 0

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business
Gulfport Energy Corporation (“Gulfport” or the “Company”) is an independent oil and gas exploration, development and production company with its principal properties located in the Louisiana Gulf Coast, the Utica Shale in Eastern Ohio and in Western Colorado in the Niobrara Formation and has investments in companies operating in the Permian Basin in West Texas, Canada and Thailand.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents for purposes of the statement of cash flows.
Principles of Consolidation
The consolidated financial statements include the Company and its wholly owned subsidiaries, Grizzly Holdings Inc., Jaguar Resources LLC, Gator Marine, Inc., Gator Marine Ivanhoe, Inc., Westhawk Minerals LLC and Puma Resources, Inc. All intercompany balances and transactions are eliminated in consolidation.
Accounts Receivable
The Company’s accounts receivable—oil and gas primarily are from companies in the oil and gas industry. The majority of its receivables are from two purchasers of the Company’s oil and gas. Credit is extended based on evaluation of a customer’s payment history and, generally, collateral is not required. Accounts receivable are due within 30 days and are stated at amounts due from customers, net of an allowance for doubtful accounts when the Company believes collection is doubtful. Accounts outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the customer’s current ability to pay its obligation to the Company, amounts which may be obtained by an offset against production proceeds due the customer and the condition of the general economy and the industry as a whole. The Company writes off specific accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. No allowance was deemed necessary at December 31, 2012 and December 31, 2011.
Oil and Gas Properties
The Company uses the full cost method of accounting for oil and gas operations. Accordingly, all costs, including nonproductive costs and certain general and administrative costs directly associated with acquisition, exploration and development of oil and gas properties, are capitalized. Under the full cost method of accounting, the Company is required to perform a ceiling test each quarter. The test determines a limit, or ceiling, on the book value of the oil and gas properties. Net capitalized costs are limited to the lower of unamortized cost net of deferred income taxes or the cost center ceiling. The cost center ceiling is defined as the sum of (a) estimated future net revenues, discounted at 10% per annum, from proved reserves, based on the 12-month unweighted average of the first-day-of-the-month price for 2012, 2011 and 2010, adjusted for any contract provisions or financial derivatives, if any, that hedge the Company’s oil and natural gas revenue, and excluding the estimated abandonment costs for properties with asset retirement obligations recorded on the balance sheet, (b) the cost of properties not being amortized, if any, and (c) the lower of cost or market value of unproved properties included in the cost being amortized, including related deferred taxes for differences between the book and tax basis of the oil and natural gas properties. If the net book value, including related deferred taxes, exceeds the ceiling, an impairment or noncash writedown is required.
Such capitalized costs, including the estimated future development costs and site remediation costs of proved undeveloped properties are depleted by an equivalent units-of-production method, converting gas to barrels at the ratio of six Mcf of gas to one barrel of oil. No gain or loss is recognized upon the disposal of oil and gas properties, unless such dispositions significantly alter the relationship between capitalized costs and proven oil and gas reserves. Oil and gas properties not subject to amortization consist of the cost of unproved leaseholds and totaled $626,295,000 and $138,623,000 at December 31, 2012 and December 31, 2011, respectively. These costs are reviewed quarterly by management for impairment. If impairment has occurred, the portion of cost in excess of the current value is transferred to the cost of oil and gas properties subject to amortization. Factors considered by management in its impairment assessment include drilling results by Gulfport and other operators, the terms of oil and gas leases not held by production, and available funds for exploration and development.
The Company accounts for its abandonment and restoration liabilities under FASB ASC Topic 410, “Asset Retirement and Environmental Obligations” (“FASB ASC 410”), which requires the Company to record a liability equal to the fair value of the estimated cost to retire an asset. The asset retirement liability is recorded in the period in which the obligation meets the definition of a liability, which is generally when the asset is placed into service. When the liability is initially recorded, the Company increases the carrying amount of oil and natural gas properties by an amount equal to the original liability. The liability is accreted to its present value each period, and the capitalized cost is included in capitalized costs and depreciated consistent with depletion of reserves. Upon settlement of the liability or the sale of the well, the liability is reversed. These liability amounts may change because of changes in asset lives, estimated costs of abandonment or legal or statutory remediation requirements.
Other Property and Equipment
Depreciation of other property and equipment is provided on a straight-line basis over the estimated useful lives of the related assets, which range from 3 to 30 years.
Foreign Currency
The U.S. dollar is the functional currency for Gulfport’s consolidated operations. However, the Company has an equity investment in a Canadian entity whose functional currency is the Canadian dollar. The assets and liabilities of the Canadian investment are translated into U.S. dollars based on the current exchange rate in effect at the balance sheet dates. Canadian income and expenses are translated at average rates for the periods presented. Translation adjustments have no effect on net income and are included in accumulated other comprehensive income in stockholders’ equity. The following table presents the balances of the Company’s cumulative translation adjustments included in accumulated other comprehensive income.

December 31, 2009	$696,000
December 31, 2010	$2,952,000
December 31, 2011	$1,087,000
December 31, 2012	$2,442,000

Net Income per Common Share
Basic net income per common share is computed by dividing income attributable to common stock by the weighted average number of common shares outstanding for the period. Diluted net income per common share reflects the potential dilution that could occur if options or other contracts to issue common stock were exercised or converted into common stock. Potential common shares are not included if their effect would be anti-dilutive. Calculations of basic and diluted net income per common share are illustrated in Note 12.
Income Taxes
Gulfport uses the asset and liability method of accounting for income taxes, under which deferred tax assets and liabilities are recognized for the future tax consequences of (1) temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and (2) operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income during the period the rate change is enacted. Deferred tax assets are recognized as income in the year in which realization becomes determinable. A valuation allowance is provided for deferred tax assets when it is more likely than not the deferred tax assets will not be realized.
The Company is subject to U.S. federal income tax as well as income tax of multiple jurisdictions. The Company’s 1998 – 2012 U.S. federal and state income tax returns remain open to examination by tax authorities, due to net operating losses. As of December 31, 2012, the Company has no unrecognized tax benefits that would have a material impact on the effective rate. The Company recognizes interest and penalties related to income tax matters as interest expense and general and administrative expenses, respectively. For the year ended December 31, 2012, there is no interest or penalties associated with uncertain tax positions in the Company’s consolidated financial statements.
Revenue Recognition
Gas revenues are recorded in the month produced and delivered to the purchaser using the entitlement method, whereby any production volumes received in excess of the Company’s ownership percentage in the property are recorded as a liability. If less than Gulfport’s entitlement is received, the underproduction is recorded as a receivable. At December 31, 2012, the Company had a gas imbalance liability of approximately $354,000. At December 31, 2011, the Company had no imbalances. Oil revenues are recognized when ownership transfers, which occurs in the month produced.
Investments—Equity Method
Investments in entities greater than 20% and less than 50% are accounted for under the equity method. Under the equity method, the Company’s share of investees’ earnings or loss is recognized in the statement of operations. In accordance with FASB ASC 825, "Financial Instruments," the Company has elected the fair value option of accounting for its equity method investment in Diamondback Energy Inc.'s ("Diamondback") stock. At the end of each reporting period, the quoted closing market price of Diamondback's stock is multiplied by the total shares owned by the Company and the resulting gain or loss is recognized in (income) loss from equity method investments in the consolidated statements of operations.
The Company reviews its investments to determine if a loss in value which is other than a temporary decline has occurred. If such loss has occurred, the Company recognizes an impairment provision. There was no impairment of equity method investments at December 31, 2012 or 2011.
Accounting for Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with the provisions of FASB ASC Topic 718, “Compensation—Stock Compensation” (“FASB ASC 718”). FASB ASC 718 requires share-based payments to employees, including grants of employee stock options and restricted stock, to be recognized as equity or liabilities at the fair value on the date of grant and to be expensed over the applicable vesting period. The vesting periods for the options range between three to five years and have a maximum contractual term of ten years. The vesting periods for restricted shares range between three to five years with either quarterly or annual vesting installments.
Accounting for Derivative Instruments and Hedging Activities
The Company may seek to reduce its exposure to unfavorable changes in oil prices by utilizing energy swaps and collars, or fixed-price contracts. The Company follows the provisions of FASB ASC 815, “Derivatives and Hedging” (“FASB ASC 815”) as amended. It requires that all derivative instruments be recognized as assets or liabilities in the balance sheet, measured at fair value.
The Company estimates the fair value of all derivative instruments using established index prices and other sources. These values are based upon, among other things, futures prices, correlation between index prices and the Company’s realized prices, time to maturity and credit risk. The values reported in the consolidated financial statements change as these estimates are revised to reflect actual results, changes in market conditions or other factors.
The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Designation is established at the inception of a derivative, but re-designation is permitted. For derivatives designated as cash flow hedges and meeting the effectiveness guidelines of FASB ASC 815, changes in fair value are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings. Hedge effectiveness is measured at least quarterly based on the relative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Significant estimates with regard to these financial statements include the estimate of proved oil and gas reserve quantities and the related present value of estimated future net cash flows there from, the amount and timing of asset retirement obligations, the realization of deferred tax assets and the realization of future net operating loss carryforwards available as reductions of income tax expense. The estimate of the Company’s oil and gas reserves is used to compute depletion, depreciation, amortization and impairment of oil and gas properties.
Reclassification
Certain reclassifications have been made to prior period financial statements to conform to current period presentation.
Recent Accounting Pronouncements
In February 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," which requires additional information about amounts reclassified out of accumulated other comprehensive income by component. This ASU requires the presentation, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, a cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The requirements of this ASU are effective prospectively for reporting periods beginning after December 15, 2012 with early adoption permitted. The Company will adopt the provisions of this ASU for reporting periods in 2013 and does not expect the adoption of this ASU to have a material effect on its consolidated financial statements.
In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” which provides amendments to FASB ASC Topic 820, “Fair Value Measurements and Disclosure” (“FASB ASC 820”). The purpose of the amendments in this update is to create common fair value measurement and disclosure requirements between GAAP and IFRS. The amendments change certain fair value measurement principles and enhance the disclosure requirements. The amendments to FASB ASC 820 were effective for interim and annual periods beginning after December 15, 2011. Adoption of this ASU for reporting periods in 2012 had no impact on the Company's financial position or results of operations.
In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income: Presentation of Comprehensive Income,” which provides amendments to FASB ASC Topic 220, “Comprehensive Income” (“FASB ASC 220”). The purpose of the amendments in this update is to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. The amendments eliminate the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity and require an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The amendments to FASB ASC 220 were effective for interim and annual periods beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this ASU for reporting periods in 2012 and reports the components of net income and the components of other comprehensive income in two separate but consecutive statements. Adoption of this ASU had no impact on the Company's financial position or results of operations.

Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS

Beginning in February 2011, the Company entered into agreements to acquire certain leasehold interests located in the Utica Shale in Ohio. Certain of the agreements also granted the Company an exclusive right of first refusal for a period of six months to acquire certain additional tracts leased by the seller. Affiliates of Gulfport initially participated with the Company on a 50/50 basis in the acquisition of all leases described above. On December 17, 2012, Gulfport entered into a definitive agreement to purchase approximately 30,000 net acres in the Utica Shale in Eastern Ohio for approximately $302.0 million. On December 19, 2012, the parties amended that agreement to provide for Gulfport's acquisition of approximately 7,000 additional net acres for approximately $70.0 million, resulting in a total purchase price of approximately $372.0 million, subject to certain adjustments. This transaction closed on December 24, 2012. At closing, approximately $53.9 million of the purchase price was placed in escrow pending completion of title review after the closing. Gulfport funded this acquisition with a portion of the net proceeds from its common stock offering that closed on December 24, 2012 (with a second closing for the underwriters' purchase of 900,000 shares pursuant to their over-allotment option on January 7, 2013). The Company received aggregate net proceeds of approximately $460.7 million from this equity offering, as discussed below in Note 7.

On February 15, 2013, the Company completed an acquisition for approximately 22,000 net acres in the Utica Shale in Eastern Ohio. The purchase price was approximately $220.0 million, subject to certain adjustments. At closing, approximately $33.6 million of the purchase price was placed in escrow pending completion of title review after the closing. Gulfport funded this acquisition with a portion of the net proceeds from its common stock offering that closed on February 15, 2013. The Company received aggregate net proceeds of approximately $325.8 million from this equity offering. In the February 2013 transaction, the Company acquired an additional approximately 16.2% interest in these leases, increasing its working interest in the acreage to 93.8%. All of the acreage included in these transactions was nonproducing at the time of the applicable transaction and the Company is the operator of all of this acreage, subject to existing development and operating agreements between the parties. These acquisitions excluded the seller's interest in 14 existing wells and 16 proposed future wells together with certain acreage surrounding these wells.

ACQUISITIONS

Beginning in February 2011, the Company entered into agreements to acquire certain leasehold interests located in the Utica Shale in Ohio. Certain of the agreements also grant the Company an exclusive right of first refusal for a period of six months on certain additional tracts leased by the seller. Affiliates of Gulfport initially participated with the Company on a 50/50 basis in the acquisition of all leases described above. On December 17, 2012, Gulfport entered into a definitive agreement to purchase approximately 30,000 net acres in the Utica Shale in Eastern Ohio for approximately $302.0 million. On December 19, 2012, the parties amended that agreement to provide for Gulfport's acquisition of approximately 7,000 additional net acres for approximately $70.0 million, resulting in a total purchase price of approximately $372.0 million, subject to certain adjustments. This transaction closed on December 24, 2012. At closing, approximately $53.9 million of the purchase price was placed in escrow pending completion of title review after the closing. The transaction, which increased Gulfport’s leasehold interests in the Utica Shale to approximately 137,000 gross (106,000 net) acres, excluded 14 existing wells, along with certain acreage surrounding each well. Gulfport will continue to serve as operator of its acreage in the Utica Shale. Gulfport funded this acquisition with a portion of the net proceeds from its common stock offering that closed on December 24, 2012. The Company received aggregate net proceeds (including the net proceeds from the partial exercise of the underwriters' over-allotment option) of approximately $427.9 million from this equity offering, as discussed below in Note 8. As of December 31, 2012, Gulfport has paid a total of $619.6 million for its Ohio acreage.

Accounts Receivable - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable - Related Parties
ACCOUNTS RECEIVABLE—RELATED PARTIES
Included in the accompanying consolidated balance sheets as of March 31, 2013 and December 31, 2012 are amounts receivable from related parties of the Company. These receivables consist primarily of amounts billed by the Company to related parties as operator of such parties' Colorado and Ohio oil and natural gas properties. At March 31, 2013 and December 31, 2012, these receivables totaled $37.1 million and $34.8 million, respectively.
Effective July 1, 2008, the Company entered into an acquisition team agreement with Everest Operations Management LLC ("Everest") to identify and evaluate potential oil and gas properties in which the Company and Everest or its affiliates may wish to invest. Upon a successful closing of an acquisition or divestiture, the party identifying the acquisition or divestiture is entitled to receive a fee from the other party and its affiliates, if applicable, participating in such closing. The fee is equal to 1% of the party’s proportionate share of the acquisition or divestiture consideration. The agreement may be terminated by either party upon 30 days notice. Affiliates of Everest were billed approximately $0.3 million under this acquisition team agreement during the three months ended March 31, 2012, which amounts are reflected as a reduction of general and administrative expenses in the consolidated statements of operations. Amounts billed under the acquisition team agreement during the three months ended March 31, 2013 were immaterial.

ACCOUNTS RECEIVABLE—RELATED PARTIES
Included in the accompanying consolidated balance sheets for the years ended December 31, 2012 and 2011, are amounts receivable from related parties of the Company. These receivables consist primarily of amounts billed by the Company to related parties as operator of such parties' Colorado and Ohio oil and gas properties. At December 31, 2012 and 2011, these receivables totaled $34,848,000 and $4,731,000, respectively.
The Company is a party to administrative service agreements with Stampede Farms LLC ("Stampede"), Everest Operations Management LLC ("Everest") and Tatex Thailand III, LLC ("Tatex III"), which agreements were each entered into effective March 1, 2008. Under these agreements, the Company’s services include professional and technical support and the fees for such services can be amended by mutual agreement of the parties. Each of these administrative service agreements may be cancelled (1) by the Company with at least 60 days prior written notice, (2) by the counterparty at any time with at least 30 days prior written notice to the Company and (3) by either party if the other party is in material breach and such breach has not been cured within 30 days of receipt of written notice of such breach. The Company did not provide services under any of these agreements in 2010, 2011 or 2012 and received no reimbursements thereunder. Each of Stampede, Everest and Tatex III is controlled by Wexford Capital LP ("Wexford"). Charles E. Davidson is the Chairman and Chief Investment Officer of Wexford and he beneficially owned approximately 13.3% and less than 1% of the Company’s outstanding common stock as of December 31, 2011 and September 28, 2012, respectively.
For the years ended December 31, 2011 and 2010, the Company was reimbursed approximately $66,000 and $20,000, respectively, by Orange Leaf Holdings, LLC, an affiliate of Gulfport, for office space which is included in other income (expense) in the consolidated statements of operations.
Effective July 1, 2008, the Company entered into an acquisition team agreement with Everest to identify and evaluate potential oil and gas properties in which the Company and Everest or its affiliates may wish to invest. Upon a successful closing of an acquisition or divestiture, the party identifying the acquisition or divestiture is entitled to receive a fee from the other party and its affiliates, if applicable, participating in such closing. The fee is equal to 1% of the party’s proportionate share of the acquisition or divestiture consideration. The agreement may be terminated by either party upon 30 days notice. Affiliates of Everest were billed approximately $1,087,000 and $1,184,000 under this acquisition team agreement during the years ended December 31, 2012 and 2011, respectively, which amounts are reflected as a reduction of general and administrative expenses in the consolidated statements of operations. No amounts were reimbursed under the acquisition team agreement for the year ended 2010.
Effective April 1, 2010, the Company entered into an area of mutual interest agreement with Windsor Niobrara LLC (“Windsor Niobrara”), an entity controlled by Wexford, to jointly acquire oil and gas leases on certain lands located in Northwest Colorado for the purpose of exploring, exploiting and producing oil and gas from the Niobrara Formation. The agreement provides that each party must offer the other party the right to participate in such acquisitions on a 50%/50% basis. The parties also agreed, subject to certain exceptions, to share third-party costs and expenses in proportion to their respective participating interests and pay certain other fees as provided in the agreement. In connection with this agreement, Gulfport and Windsor Niobrara also entered into a development agreement, effective as of April 1, 2010, pursuant to which the Company and Windsor Niobrara agreed to jointly develop the contract area, and Gulfport agreed to act as the operator under the terms of a joint operating agreement.

Property And Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment
PROPERTY AND EQUIPMENT
The major categories of property and equipment and related accumulated depletion, depreciation, amortization and impairment as of March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013	December 31, 2012
	(In thousands)
Oil and natural gas properties	$1,932,419	$1,611,090
Office furniture and fixtures	4,738	4,476
Building	3,926	3,926
Land	260	260
Total property and equipment	1,941,343	1,619,752
Accumulated depletion, depreciation, amortization and impairment	(688,467)	(665,884)
Property and equipment, net	$1,252,876	$953,868

Included in oil and natural gas properties at March 31, 2013 is the cumulative capitalization of $35.5 million in general and administrative costs incurred and capitalized to the full cost pool. General and administrative costs capitalized to the full cost pool represent management’s estimate of costs incurred directly related to exploration and development activities such as geological and other administrative costs associated with overseeing the exploration and development activities. All general and administrative costs not directly associated with exploration and development activities were charged to expense as they were incurred. Capitalized general and administrative costs were approximately $2.9 million and $2.0 million for the three months ended March 31, 2013 and 2012, respectively.
The following table summarizes the Company’s non-producing properties excluded from amortization by area at March 31, 2013:

March 31, 2013
(In thousands)
Colorado	$6,088
Bakken	301
Southern Louisiana	789
Ohio	862,655
Other	46
$869,879

At December 31, 2012, approximately $626.3 million of non-producing leashehold costs was not subject to amortization.
The Company evaluates the costs excluded from its amortization calculation at least annually. Subject to industry conditions and the level of the Company’s activities, the inclusion of most of the above referenced costs into the Company’s amortization calculation is expected to occur within three to five years.
A reconciliation of the Company's asset retirement obligation for the three months ended March 31, 2013 and 2012 is as follows:

	March 31, 2013	March 31, 2012
	(In thousands)
Asset retirement obligation, beginning of period	$13,275	$12,653
Liabilities incurred	670	598
Liabilities settled	(780)	(531)
Accretion expense	175	176
Asset retirement obligation as of end of period	13,340	12,896
Less current portion	780	620
Asset retirement obligation, long-term	$12,560	$12,276

On May 7, 2012, the Company entered into a contribution agreement with Diamondback Energy Inc. ("Diamondback"). Under the terms of the contribution agreement, the Company agreed to contribute to Diamondback, prior to the closing of the Diamondback initial public offering (“Diamondback IPO”), all its oil and natural gas interests in the Permian Basin (the "Contribution"). The Contribution was completed on October 11, 2012. At the closing of the Contribution, Diamondback issued to the Company (i) 7,914,036 shares of Diamondback common stock and (ii) a promissory note for $63.6 million, which was repaid to the Company at the closing of the Diamondback IPO on October 17, 2012. This aggregate consideration was subject to a post-closing cash adjustment based on changes in the working capital, long-term debt and certain other items of Diamondback O&G LLC, formerly Windsor Permian LLC ("Diamondback O&G"), as of the date of the Contribution. In January 2013, the Company received an additional payment from Diamondback of approximately $18.6 million as a result of this post-closing adjustment. Diamondback O&G is a wholly-owned subsidiary of Diamondback. Under the contribution agreement, the Company is generally responsible for all liabilities and obligations with respect to the contributed properties arising prior to the Contribution and Diamondback is responsible for such liabilities and obligations with respect to the contributed properties arising after the Contribution.

In connection with the Contribution, the Company and Diamondback entered into an investor rights agreement under which the Company has the right, for so long as it beneficially owns more than 10% of Diamondback’s outstanding common stock, to designate one individual as a nominee to serve on Diamondback’s board of directors. Such nominee, if elected to Diamondback’s board, will also serve on each committee of the board so long as he or she satisfies the independence and other requirements for service on the applicable committee of the board. So long as the Company has the right to designate a nominee to Diamondback’s board and there is no Gulfport nominee actually serving as a Diamondback director, the Company has the right to appoint one individual as an advisor to the board who shall be entitled to attend board and committee meetings. The Company is also entitled to certain information rights and Diamondback granted the Company certain demand and “piggyback” registration rights obligating Diamondback to register with the SEC any shares of Diamondback common stock that the Company owns. Immediately upon completion of the Contribution, the Company owned a 35% equity interest in Diamondback, rather than leasehold interests in the Company’s Permian Basin acreage. Upon completion of the Diamondback IPO on October 17, 2012, Gulfport owned approximately 22.5% of Diamondback's outstanding common stock. On October 18, 2012, the underwriters of the Diamondback IPO exercised in full their option to purchase additional shares of common stock of Diamondback and, upon the closing of such purchase on October 23, 2012, Gulfport owned approximately 21.4% of Diamondback's outstanding common stock. Following the Contribution, the Company accounts for its interest in Diamondback as an equity investment.

PROPERTY AND EQUIPMENT
The major categories of property and equipment and related accumulated depletion, depreciation, amortization and impairment as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Oil and natural gas properties	$1,611,090,000	$1,035,754,000
Office furniture and fixtures	4,476,000	3,692,000
Building	3,926,000	4,049,000
Land	260,000	283,000
Total property and equipment	1,619,752,000	1,043,778,000
Accumulated depletion, depreciation, amortization and impairment	(665,884,000)	(575,142,000)
Property and equipment, net	$953,868,000	$468,636,000

No impairment of oil and natural gas properties was required under the ceiling test for the years ended December 31, 2012, 2011 and 2010.
Included in oil and natural gas properties at December 31, 2012 and 2011 is the cumulative capitalization of $32,562,000 and $23,494,000, respectively, in general and administrative costs incurred and capitalized to the full cost pool. General and administrative costs capitalized to the full cost pool represent management’s estimate of costs incurred directly related to exploration and development activities such as geological and other administrative costs associated with overseeing the exploration and development activities. All general and administrative costs not directly associated with exploration and development activities were charged to expense as they were incurred. Capitalized general and administrative costs were approximately $9,068,000, $5,368,000 and $4,117,000 for the years ended December 31, 2012, 2011 and 2010, respectively.
The following is a summary of Gulfport’s oil and gas properties not subject to amortization as of December 31, 2012:

	Costs Incurred in
	2012	2011	2010	Prior to 2010	Total
Acquisition costs	$512,636,000	$112,591,000	$661,000	$407,000	$626,295,000
Exploration costs	—	—	—	—	—
Development costs	—	—	—	—	—
Total oil and gas properties not subject to amortization	$512,636,000	$112,591,000	$661,000	$407,000	$626,295,000

At December 31, 2012, approximately $295,000 of non-producing leasehold costs related to the Company’s Bakken properties and $5,998,000 of non-producing leasehold costs related to the Company’s Colorado properties are excluded from amortization. In addition, approximately $774,000 of non-producing leasehold costs related to the Company’s Southern Louisiana assets, $619,182,000 of non-producing leasehold costs related to the Company’s Ohio leasehold costs and $46,000 of non-producing leasehold costs related to other projects are also excluded from amortization. At December 31, 2011, approximately $138,623,000 of non-producing leasehold costs was not subject to amortization.
During the year ended December 31, 2012, the Company determined that further development of its non-producing leasehold assets located in Belize was not in alignment with its current strategic operating plan and therefore recognized a loss on disposal of assets, net of tax, of approximately $3.5 million which is included in discontinued operations on the accompanying consolidated statements of operations for the year ended December 31, 2012.
The Company evaluates the costs excluded from its amortization calculation at least annually. Subject to industry conditions and the level of the Company’s activities, the inclusion of most of the above referenced costs into the Company’s amortization calculation is expected to occur within three to five years.
A reconciliation of the asset retirement obligation for the years ended December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Asset retirement obligation, beginning of period	$12,653,000	$10,845,000
Liabilities incurred	2,195,000	1,390,000
Liabilities settled	(2,271,000)	(248,000)
Accretion expense	698,000	666,000
Asset retirement obligation as of end of period	13,275,000	12,653,000
Less current portion	60,000	620,000
Asset retirement obligation, long-term	$13,215,000	$12,033,000

On May 7, 2012, the Company entered into a contribution agreement with Diamondback. Under the terms of the contribution agreement, the Company agreed to contribute to Diamondback, prior to the closing of the Diamondback initial public offering (“Diamondback IPO”), all its oil and gas interests in the Permian Basin (the "Contribution"). The Contribution was completed on October 11, 2012. At the closing of the Contribution, Diamondback issued to the Company (i) 7,914,036 shares of Diamondback common stock and (ii) a promissory note for $63.6 million, which was repaid to the Company at the closing of the Diamondback IPO on October 17, 2012. This aggregate consideration was subject to a post-closing cash adjustment based on changes in the working capital, long-term debt and certain other items of Diamondback O&G LLC, formerly Windsor Permian LLC ("Diamondback O&G"), as of the date of the Contribution. In January 2013, the Company received an additional payment from Diamondback of approximately $18.6 million as a result of this post-closing adjustment which is included in accounts receivable - related parties on the accompanying consolidated balance sheets. Diamondback O&G is a wholly-owned subsidiary of Diamondback. Under the contribution agreement, the Company is generally responsible for all liabilities and obligations with respect to the contributed properties arising prior to the Contribution and Diamondback is responsible for such liabilities and obligations with respect to the contributed properties arising after the Contribution.

In accordance with the Company's policy under the full cost method of accounting to only recognize a gain or loss upon the disposal of oil and natural gas properties if such dispositions significantly alter the relationship between capitalized costs and proven oil and natural gas reserves, the Company recognized a gain on the sale of its Permian Basin assets of approximately $7.3 million, which is included in the accompanying consolidated statements of operations for the year ended December 31, 2012. In addition, the Company recorded a reduction to its full cost pool of approximately $213.0 million as a result of the Contribution.

In connection with the Contribution, the Company and Diamondback entered into an investor rights agreement under which the Company has the right, for so long as it beneficially owns more than 10% of Diamondback’s outstanding common stock, to designate one individual as a nominee to serve on Diamondback’s board of directors. Such nominee, if elected to Diamondback’s board, will also serve on each committee of the board so long as he or she satisfies the independence and other requirements for service on the applicable committee of the board. So long as the Company has the right to designate a nominee to Diamondback’s board and there is no Gulfport nominee actually serving as a Diamondback director, the Company has the right to appoint one individual as an advisor to the board who shall be entitled to attend board and committee meetings. The Company is also entitled to certain information rights and Diamondback granted the Company certain demand and “piggyback” registration rights obligating Diamondback to register with the Securities and Exchange Commission (the "SEC") any shares of Diamondback common stock that the Company owns. Immediately upon completion of the Contribution, the Company owned a 35% equity interest in Diamondback, rather than leasehold interests in the Company’s Permian Basin acreage. Upon completion of the Diamondback IPO on October 17, 2012, Gulfport owned approximately 22.5% of Diamondback's outstanding common stock. On October 18, 2012, the underwriters of the Diamondback IPO exercised in full their option to purchase additional shares of common stock of Diamondback and, upon the closing of such purchase on October 23, 2012, Gulfport owned approximately 21.4% of Diamondback's outstanding common stock. Following the Contribution, the Company accounts for its interest in Diamondback as an equity investment.

Equity Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments
EQUITY INVESTMENTS
Investments accounted for by the equity method consist of the following as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Investment in Tatex Thailand II, LLC	$15	$203
Investment in Tatex Thailand III, LLC	8,639	8,657
Investment in Grizzly Oil Sands ULC	176,196	172,766
Investment in Bison Drilling and Field Services LLC	13,988	13,518
Investment in Muskie Holdings LLC	7,702	7,320
Investment in Timber Wolf Terminals LLC	870	878
Investment in Windsor Midstream LLC	9,887	9,503
Investment in Stingray Pressure Pumping LLC	15,718	13,265
Investment in Stingray Cementing LLC	3,088	3,110
Investment in Blackhawk Midstream LLC	—	—
Investment in Stingray Logistics LLC	928	947
Investment in Diamondback Energy LLC	212,413	151,317
Investment in Stingray Energy Services LLC	2,148	—
	$451,592	$381,484

Tatex Thailand II, LLC
The Company has a 23.5% indirect ownership interest in Tatex Thailand II, LLC (“Tatex”). The remaining indirect interests in Tatex are owned by entities controlled by Wexford Capital LP ("Wexford"). Tatex holds 85,122 of the 1,000,000 outstanding shares of APICO, LLC (“APICO”), an international oil and gas exploration company. APICO has a reserve base located in Southeast Asia through its ownership of concessions covering approximately 243,000 acres which includes the Phu Horm Field. During the three months ended March 31, 2013, Gulfport received $0.2 million in distributions from Tatex. The loss on equity investment related to Tatex was immaterial for the three months ended March 31, 2013 and 2012.
Tatex Thailand III, LLC
The Company has a 17.9% ownership interest in Tatex Thailand III, LLC ("Tatex III"). Approximately 68.7% of the remaining interests in Tatex III are owned by entities controlled by Wexford. During the three months ended March 31, 2013, the Company did not pay any cash calls, and had a total net investment in Tatex III of $8.6 million. The loss on equity investment related to Tatex III was immaterial for the three months ended March 31, 2013 and 2012.
Grizzly Oil Sands ULC
The Company, through its wholly owned subsidiary Grizzly Holdings Inc. ("Grizzly Holdings"), owns a 24.9999% interest in Grizzly Oil Sands ULC ("Grizzly"), a Canadian unlimited liability company. The remaining interest in Grizzly is owned by certain investment funds managed by Wexford. As of March 31, 2013, Grizzly had approximately 800,000 acres under lease in the Athabasca and Peace River oil sands regions of Alberta, Canada. During the three months ended March 31, 2013, Gulfport paid $7.5 million in cash calls increasing its total net investment in Grizzly to $176.2 million at March 31, 2013. Grizzly’s functional currency is the Canadian dollar. The Company's investment in Grizzly was decreased by $3.6 million as a result of a foreign currency translation loss for the three months ended March 31, 2013 and increased by $0.9 million as a result of a foreign currency translation gain for the three months ended March 31, 2012. The Company recognized a loss on equity investment of $0.5 million and $0.3 million for the three months ended March 31, 2013 and 2012, respectively, which is included in (income) loss from equity method investments in the consolidated statements of operations.
Bison Drilling and Field Services LLC
During the third quarter of 2011, the Company purchased a 25% ownership interest in Bison Drilling and Field Services LLC (“Bison”). In April 2012, the Company increased its ownership interest in Bison to 40% for a payment of $6.2 million, The remaining interests in Bison are owned by entities controlled by Wexford. Bison owns and operates drilling rigs. During the three months ended March 31, 2013, Gulfport paid $0.3 million in cash calls, increasing its total net investment in Bison to $14.0 million. The Company recognized a gain on its equity investment in Bison of $0.1 million for the three months ended March 31, 2013, which is included in (income) loss from equity method investments in the consolidated statements of operations. The loss on equity investment related to Bison was immaterial for the three months ended March 31, 2012.
The Company entered into a loan agreement with Bison effective May 15, 2012, under which Bison may borrow funds from the Company. Interest accrues at LIBOR plus 0.28% or 8%, whichever is lower, and shall be paid on a paid-in-kind basis by increasing the outstanding balance of the loan. The loan has a maturity date of January 31, 2015. The Company loaned Bison $1.6 million during the first nine months of 2012, all of which was repaid by Bison during the third quarter of 2012.
Muskie Holdings LLC
During the fourth quarter of 2011, the Company purchased a 25% ownership interest in Muskie Proppant LLC (“Muskie”), formerly known as Muskie Holdings LLC. The remaining interests in Muskie are owned by entities controlled by Wexford. Muskie holds certain rights in a lease covering land in Wisconsin for mining oil and natural gas fracture grade sand. During the three months ended March 31, 2013, Gulfport paid $0.8 million in cash calls, increasing its total net investment in Muskie to $7.7 million. The Company recognized a loss on equity investment of $0.4 million for the three months ended March 31, 2013, which is included in (income) loss from equity method investments in the consolidated statements of operations. The loss on equity investment related to Muskie was immaterial for the three months ended March 31, 2012.
Timber Wolf Terminals LLC
During the first quarter of 2012, the Company and entities controlled by or affiliated with Wexford formed Timber Wolf Terminals LLC (“Timber Wolf”). The Company has a 50% interest in Timber Wolf and its initial investment during 2012 was $1.0 million. Timber Wolf will operate a crude/condensate terminal and a sand transloading facility in Ohio. The loss on equity investment related to Timber Wolf was immaterial for the three months ended March 31, 2013 and 2012.
Windsor Midstream LLC

During the first quarter of 2012, the Company purchased a 22.5% ownership interest in Windsor Midstream LLC (“Midstream”) at a cost of $7.0 million. The remaining interests in Midstream are owned by entities controlled by Wexford. Midstream owns a 28.4% interest in MidMar Gas LLC, a gas processing plant in West Texas. During the three months ended March 31, 2013, the Company did not pay any cash calls related to Midstream and had a total net investment in Midstream of $9.9 million. The Company recognized income on equity investment of $0.4 million and $0.1 million for the three months ended March 31, 2013 and 2012, respectively, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Stingray Pressure Pumping LLC

During the second quarter of 2012, the Company and certain individuals and entities primarily affiliated with Wexford formed Stingray Pressure Pumping LLC ("Stingray Pressure"). The Company's initial interest is 50%. Stingray Pressure provides well completion services. During the three months ended March 31, 2013, the Company paid $1.8 million in cash calls, increasing its total net investment in Stingray Pressure to $15.7 million. The Company recognized income on equity investment of $0.7 million for the three months ended March 31, 2013, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Stingray Cementing LLC

During the second quarter of 2012, the Company and certain individuals and entities primarily affiliated with Wexford formed Stingray Cementing LLC ("Stingray Cementing"). The Company's initial interest is 50%. Stingray Cementing provides well cementing services. During the three months ended March 31, 2013, the Company did not pay any cash calls related to Stingray Cementing. The loss on equity investment related to Stingray Cementing was immaterial for the three months ended March 31, 2013.

Blackhawk Midstream LLC

During the second quarter of 2012, the Company and an entity controlled by Wexford formed Blackhawk Midstream LLC ("Blackhawk"). The Company has an initial 50% interest. Blackhawk coordinates gathering, compression, processing and marketing activities for the Company in connection with the development of its Utica Shale acreage. During the three months ended March 31, 2013, the Company paid an immaterial amount of cash calls related to Blackhawk. The loss on equity investment related to Blackhawk was immaterial for the three months ended March 31, 2013.

Stingray Logistics LLC

During the fourth quarter of 2012, the Company and certain individual and entities affiliated with Wexford formed Stingray Logistics LLC ("Stingray Logistics"). The Company's initial interest is 50%. Stingray Logistics provides well services. During the three months ended March 31, 2013, the Company paid an immaterial amount in cash calls related to Stingray Logistics, resulting in a net investment in Stingray Logistics of $0.9 million. The loss on equity investment related to Stingray Logistics was immaterial for the three months ended March 31, 2013.

Diamondback Energy, Inc.

As noted above in Note 3, on May 7, 2012, the Company entered into a contribution agreement with Diamondback. Under the terms of the contribution agreement, the Company agreed to contribute to Diamondback, prior to the closing of the Diamondback IPO, all its oil and natural gas interests in the Permian Basin. The Contribution was completed on October 11, 2012. At the closing of the Contribution, Diamondback issued to the Company (i) 7,914,036 shares of Diamondback common stock and (ii) a promissory note for $63.6 million, which was repaid to the Company at the closing of the Diamondback IPO on October 17, 2012. Following the closing of the Diamondback IPO, the Company owned approximately 21.4% of Diamondback's outstanding common stock for an initial investment in Diamondback of $138.5 million. The Company accounts for its interest in Diamondback as an equity method investment and has elected the fair value option of accounting. The Company valued its investment in Diamondback using the quoted closing market price of Diamondback's stock on March 31, 2013 of $26.84 per share multiplied by the number of outstanding shares of Diamondback's stock held by the Company. The value of the Company's investment in Diamondback was approximately $212.4 million at March 31, 2013. The Company recognized a gain on equity investment of $61.1 million for the three months ended March 31, 2013, which is included in (income) loss from equity method investments in the consolidated statements of operations.
The table below summarizes balance sheet information for Diamondback as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Current assets	$34,516	$50,275
Noncurrent assets	$613,947	$556,426
Current liabilities	$76,336	$79,232
Noncurrent liabilities	$104,093	$65,401

The table below summarizes the results of operations for Diamondback three months ended March 31, 2013 and 2012, respectively:

	Three Months Ended March 31,
	2013	2012
	(In thousands)
Gross revenue	$28,909	$16,351
Income from operations	$8,662	$6,737
Net income	$5,396	$1,477

Stingray Energy Services LLC

During the first quarter of 2013, the Company and certain individuals and entities primarily affiliated with Wexford formed Stingray Energy Services LLC ("Stingray Energy"). The Company's initial interest is 50%. During the quarter ended March 31, 2013, the Company paid $2.2 million for its initial investment in Stingray Energy. Stingray Energy will provide rental tools for land-based oil and natural gas drilling, completion and workover activities as well as the transfer of fresh water to wellsites. The loss on equity investment related to Stingray Energy was immaterial for the three months ended March 31, 2013.

EQUITY INVESTMENTS
Investments accounted for by the equity method consist of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Investment in Tatex Thailand II, LLC	$203,000	$1,030,000
Investment in Tatex Thailand III, LLC	8,657,000	8,282,000
Investment in Grizzly Oil Sands ULC	172,766,000	69,008,000
Investment in Bison Drilling and Field Services LLC	13,518,000	6,366,000
Investment in Muskie Holdings LLC	7,320,000	2,138,000
Investment in Timber Wolf Terminals LLC	878,000	—
Investment in Windsor Midstream LLC	9,503,000	—
Investment in Stingray Pressure Pumping LLC	13,265,000	—
Investment in Stingray Cementing LLC	3,110,000	—
Investment in Blackhawk Midstream LLC	—	—
Investment in Stingray Logistics LLC	947,000	—
Investment in Diamondback Energy LLC	151,317,000	—
	$381,484,000	$86,824,000

Tatex Thailand II, LLC
The Company has a 23.5% ownership interest in Tatex Thailand II, LLC (“Tatex”). The remaining interests in Tatex are owned by entities controlled by Wexford. Tatex holds 85,122 of the 1,000,000 outstanding shares of APICO, LLC (“APICO”), an international oil and gas exploration company. APICO has a reserve base located in Southeast Asia through its ownership of concessions covering approximately 243,000 acres which includes the Phu Horm Field. During the year ended December 31, 2012, Gulfport received $820,000 in distributions, reducing its total net investment in Tatex to $203,000. The loss on equity investment related to Tatex was immaterial for the years ended December 31, 2012, 2011 and 2010.
Tatex Thailand III, LLC
The Company has a 17.9% ownership interest in Tatex Thailand III, LLC (“Tatex III”). Approximately 68.7% of the remaining interests in Tatex III are owned by entities controlled by Wexford. During the year ended December 31, 2012, Gulfport paid $626,000 in cash calls, increasing its total net investment in Tatex III to $8,657,000. The Company recognized a loss on equity investment of $251,000, $172,000 and $224,000 for the years ended December 31, 2012, 2011 and 2010, respectively, which is included in (income) loss from equity method investments in the consolidated statements of operations.
Grizzly Oil Sands ULC
The Company, through its wholly owned subsidiary Grizzly Holdings Inc. ("Grizzly Holdings"), owns a 24.9999% interest in Grizzly Oil Sands ULC, ("Grizzly") a Canadian unlimited liability company. The remaining interest in Grizzly is owned by an entity controlled by Wexford. Since 2006, Grizzly has acquired leases in the Athabasca region located in the Alberta Province near Fort McMurray near other oil sands development projects. Grizzly has drilled core holes and water supply test wells in ten separate lease blocks for feasibility of oil production and conducted a seismic program. In March 2010, Grizzly filed an application in Alberta, Canada for the development of a steam-assisted gravity drainage ("SAGD") facility at Algar Lake. In November 2011, the Government of Alberta provided a formal Order in Council authorizing the Alberta Energy Resources Conservation Board (ERCB) to issue formal regulatory approval of the project. During 2012, Grizzly finished SAGD well pair drilling at Algar Lake and began the process of completing those well pairs for SAGD injection and production and continued the fabrication and onsite construction of the Algar Lake facility. In the first quarter of 2012, Grizzly completed the acquisition of approximately 47,000 acres through the purchase of its May River property and has prepared a full field development plan under which the May River property will be developed in multiple phases. In 2012, Grizzly submitted a SAGD project regulatory application for the development of a project at Thickwood Hills. During the year ended December 31, 2012, Gulfport paid $103,915,000 in cash calls and recorded a currency translation gain of $1,355,000, increasing its total net investment in Grizzly to $172,766,000 at December 31, 2012. Grizzly’s functional currency is the Canadian dollar. The Company recognized a loss on equity investment of $1,512,000, $1,592,000 and $740,000 for the years ended December 31, 2012, 2011 and 2010, respectively, which is included in (income) loss from equity method investments in the consolidated statements of operations.
The Company, through its wholly owned subsidiary Grizzly Holdings Inc., entered into a loan agreement with Grizzly effective January 1, 2008, under which Grizzly borrowed funds from the Company. Borrowed funds initially bore interest at LIBOR plus 400 basis points and had an original maturity date of December 31, 2012. Effective April 1, 2010, the loan agreement was amended to modify the interest rate to 0.69% and change the maturity date to December 31, 2011. Effective October 15, 2010, the loan agreement was further amended to change the maturity date to December 31, 2012. Interest was paid on a paid-in-kind basis by increasing the outstanding balance of the loan. The Company loaned Grizzly approximately $3,182,000 during the year ended December 31, 2011. The Company recognized interest income of approximately $147,000 and $267,000 for the years ended December 31, 2011 and 2010, which is included in interest income in the consolidated statements of operations. Effective December 7, 2011, Grizzly Holdings Inc., entered into a debt settlement agreement with Grizzly under which Grizzly agreed to satisfy the entire outstanding debt by issuing additional common shares of Grizzly with no effect to the composition of ownership structure of Grizzly. At such date, the Company’s investment in Grizzly increased by the total $22,325,000 outstanding advances and accrued interest due from Grizzly, the cumulative $75,000 currency translation loss for the note receivable was adjusted through accumulated other comprehensive income and the note receivable was considered paid in full.
The tables below summarize financial information for Grizzly as of December 31, 2012, 2011 and 2010:
Summarized balance sheet information:

	December 31,
	2012	2011
Current assets	$30,098,000	$21,247,000
Noncurrent assets	$720,550,000	$284,361,000
Current liabilities	$42,547,000	$25,984,000
Noncurrent liabilities	$14,515,000	$1,780,000
Summarized results of operations:

	December 31,
	2012	2011	2010
Gross revenue	$—	$—	$—
Net loss	$6,050,000	$6,605,000	$3,234,000

Bison Drilling and Field Services LLC
During the third quarter of 2011, the Company purchased a 25% ownership interest in Bison Drilling and Field Services LLC (“Bison”) at a cost of $6,009,000, subject to adjustment. In April 2012, the Company purchased an additional 15% ownership interest in Bison for $6,152,000, bringing its total ownership interest in Bison to 40%. The remaining interests in Bison are owned by entities controlled by Wexford. Bison owns and operates drilling rigs. During the year ended December 31, 2012, Gulfport paid $1,373,000 in cash calls, increasing its total net investment in Bison to $13,518,000. The Company recognized a loss on its equity investment in Bison of $373,000 for the year ended December 31, 2012, and income of $357,000 for the year ended December 31, 2011, which amounts are included in (income) loss from equity method investments in the consolidated statements of operations.
The Company entered into a loan agreement with Bison effective May 15, 2012, under which Bison may borrow funds from the Company. Interest accrues at LIBOR plus 0.28% or 8%, whichever is lower, and shall be paid on a paid-in-kind basis by increasing the outstanding balance of the loan. The loan has a maturity date of January 31, 2015. The Company loaned Bison $1,594,000 during the first nine months of 2012, all of which was repaid by Bison during the third quarter of 2012. The interest income recognized on the note was immaterial for the year ended December 31, 2012.
Muskie Holdings LLC
During the fourth quarter of 2011, the Company purchased a 25% ownership interest in Muskie Holdings LLC (“Muskie”) at a cost of $2,142,000, subject to adjustment. The remaining interests in Muskie are owned by entities controlled by Wexford. Muskie holds certain rights in a lease covering land in Wisconsin for mining oil and natural gas fracture grade sand. During the year ended December 31, 2012, Gulfport paid $6,213,000 in cash calls, increasing its total net investment in Muskie to $7,320,000. The Company recognized a loss on equity investment of $1,031,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations. The loss on equity investment related to Muskie was immaterial for the year ended December 31, 2011.
Timber Wolf Terminals LLC
During the first quarter of 2012, the Company purchased a 50% ownership interest in Timber Wolf Terminals LLC (“Timber Wolf”) at a cost of $1,000,000. The remaining interests in Timber Wolf are owned by entities controlled by Wexford. Timber Wolf will operate a crude/condensate terminal and a sand transloading facility in Ohio. The Company recognized a loss on equity investment of $122,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.
Windsor Midstream LLC

During the first quarter of 2012, the Company purchased a 22.5% ownership interest in Windsor Midstream LLC (“Midstream”) at a cost of $7,021,000. The remaining interests in Midstream are owned by entities controlled by Wexford. Midstream owns a 28.4% interest in MidMar Gas LLC, a gas processing plant in West Texas. During the year ended December 31, 2012, the Company paid $1,819,000 in cash calls, increasing its total net investment in Midstream to $9,503,000. The Company recognized income on equity investment of $663,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Stingray Pressure Pumping LLC

During the second quarter of 2012, the Company purchased a 50% ownership interest in Stingray Pressure Pumping LLC ("Stingray Pressure"). The remaining interests in Stingray Pressure are owned by entities affiliated with Wexford. Stingray Pressure provides well completion services. During the year ended December 31, 2012, the Company paid $14,500,000 in cash calls, increasing its total net investment in Stingray Pressure to $13,265,000. The Company recognized a loss on equity investment of $1,235,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Stingray Cementing LLC

During the second quarter of 2012, the Company purchased a 50% ownership interest in Stingray Cementing LLC ("Stingray Cementing"). The remaining interests in Stingray Cementing are owned by entities affiliated with Wexford. Stingray Cementing provides well cementing services. During the year ended December 31, 2012, the Company paid $3,269,000 in cash calls, increasing its net investment in Stingray Cementing to $3,110,000. The Company recognized a loss on equity investment of $159,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Blackhawk Midstream LLC

During the second quarter of 2012, the Company purchased a 50% ownership interest in Blackhawk Midstream LLC ("Blackhawk"). The remaining interest in Blackhawk is owned by an entity controlled by Wexford. Blackhawk coordinates gathering, compression, processing and marketing activities for the Company in connection with the development of its Utica Shale acreage. During the year ended December 31, 2012, the Company paid $436,000 in cash calls. The Company recognized a loss on equity investment of $436,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Stingray Logistics LLC

During the fourth quarter of 2012, the Company purchased a 50% ownership interest in Stingray Logistics LLC ("Stingray Logistics"). The remaining interests in Stingray Logistics are owned by entities affiliated with Wexford. Stingray Logistics provides well services. During the year ended December 31, 2012, the Company paid $983,000 in cash calls. The Company recognized a loss on equity investment of $36,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Diamondback Energy, Inc.

As noted above in Note 4, on May 7, 2012, the Company entered into a contribution agreement with Diamondback. Under the terms of the contribution agreement, the Company agreed to contribute to Diamondback, prior to the closing of the Diamondback IPO, all its oil and gas interests in the Permian Basin. The Contribution was completed on October 11, 2012. At the closing of the Contribution, Diamondback issued to the Company (i) 7,914,036 shares of Diamondback common stock and (ii) a promissory note for $63.6 million, which was repaid to the Company at the closing of the Diamondback IPO on October 17, 2012. Following the closing of the Diamondback IPO, the Company owned approximately 21.4% of Diamondback's outstanding common stock for an initial investment in Diamondback of $138,496,000. The Company accounts for its interest in Diamondback as an equity method investment and has elected the fair value option of accounting and valued its investment in Diamondback using the quoted closing market price of Diamondback's stock on December 31, 2012 of $19.12 per share multiplied by the Company's number of outstanding shares of Diamondback's stock. The Company's investment in Diamondback totaled $151,317,000 at December 31, 2012. The Company recognized a gain on equity investment of $12,821,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.
The tables below summarize financial information for Diamondback as of December 31, 2012, 2011 and 2010:
Summarized balance sheet information:

	December 31,
	2012	2011
Current assets	$50,275,000	$30,812,000
Noncurrent assets	$556,426,000	$232,766,000
Current liabilities	$79,232,000	$42,298,000
Noncurrent liabilities	$65,401,000	$92,243,000

Summarized results of operations:

	December 31,
	2012	2011	2010
Gross revenue	$74,962,000	$49,366,000	$27,253,000
Income from operations	$17,307,000	$15,147,000	$9,181,000
Net income (loss)	$(36,521,000)	$(386,000)	$8,231,000

Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Assets, Noncurrent Disclosure [Abstract]
Other Assets
OTHER ASSETS
Other assets consist of the following as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Plugging and abandonment escrow account on the WCBB properties (Note 11)	$3,113	$3,113
Certificates of Deposit securing letter of credit	275	275
Prepaid drilling costs	626	515
Loan commitment fees	9,141	9,388
Deposits	4	4
	$13,159	$13,295

OTHER ASSETS
Other assets consist of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Plugging and abandonment escrow account on the WCBB properties (Note 16)	$3,113,000	$3,121,000
Certificates of Deposit securing letter of credit	275,000	275,000
Prepaid drilling costs	515,000	228,000
Loan commitment fees	9,388,000	1,495,000
Deposits	4,000	4,000
	$13,295,000	$5,123,000

Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
LONG-TERM DEBT
Long-term debt consisted of the following items as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Revolving credit agreement (1)	$—	$—
Building loans (2)	2,107	2,143
7.75% senior unsecured notes due 2020 (3)	300,000	300,000
Unamortized original issue (discount) premium, net (4)	(3,034)	(3,105)
Less: current maturities of long term debt	(152)	(150)
Debt reflected as long term	$298,921	$298,888

The Company capitalized approximately $2.6 million in interest expense to undeveloped oil and natural gas properties during the three months ended March 31, 2013. There was no interest expense capitalized during the three months ended March 31, 2012.
(1) On September 30, 2010, the Company entered into a $100.0 million senior secured revolving credit agreement with The Bank of Nova Scotia, as administrative agent and letter of credit issuer and lead arranger, and Amegy Bank National Association ("Amegy Bank"). The revolving credit facility initially matured on September 30, 2013 and had an initial borrowing base availability of $50.0 million, which was increased to $65.0 million effective December 24, 2010. The amounts borrowed under the credit agreement were used to repay all of the Company’s outstanding indebtedness under its prior revolving credit facility ($42.0 million) and term loan ($2.5 million), each with Bank of America, N.A., as administrative agent, and for general corporate purposes. The credit agreement is secured by substantially all of the Company’s assets. The Company’s wholly-owned subsidiaries guaranteed the obligations of the Company under the credit agreement.
On May 3, 2011, the Company entered into a first amendment to the revolving credit agreement with The Bank of Nova Scotia, Amegy Bank, KeyBank National Association (“KeyBank”) and Société Générale. Pursuant to the terms of the first amendment, KeyBank and Société Générale were added as additional lenders, the maximum amount of the facility was increased to $350.0 million, the borrowing base was increased to $90.0 million, certain fees and rates payable by the Company under the credit agreement were decreased, and the maturity date was extended until May 3, 2015. On October 31, 2011, the Company entered into additional amendments to its revolving credit facility pursuant to which, among other things, the borrowing base under this facility was increased to $125.0 million.
Effective May 2, 2012, the Company entered into a fourth amendment to its revolving credit facility under which, among other things, the borrowing base was increased to $155.0 million and Credit Suisse, Deutsche Bank Trust Company Americas and Iberiabank were added as additional lenders and Société Générale left the bank group.

On October 9, 2012 and October 17, 2012, the Company entered into a fifth amendment and a sixth amendment, respectively, to the revolving credit agreement. The fifth amendment modified certain covenants in the credit agreement to permit the Company to issue senior unsecured notes in an aggregate principal amount of up to $300.0 million and provided for a reduction in the borrowing base to an amount to be determined upon the completion of any senior unsecured notes issuance. The sixth amendment lowered the applicable rate set forth in the credit agreement (i) from a range of 1.00% to 1.75% to a range of 0.75% to 1.50% for the base rate loans and (ii) from a range of 2.00% to 2.75% to a range of 1.75% to 2.50% for the eurodollar rate loans and letters of credit. The sixth amendment lowered the commitment fees for Level 1 and Level 2 usage levels, in each case, from 0.50% per annum to 0.375% per annum. Also, effective as of October 17, 2012, in connection with the Company's completion of the offering of $250.0 million 7.75% senior unsecured notes due 2020, (the "October Notes"), the repayment of all outstanding amounts under the revolving credit agreement with the proceeds of the October Notes, and the contribution of Gulfport’s oil and natural gas interests in the Permian Basin to Diamondback discussed in Note 3 above, Gulfport’s borrowing base under the credit agreement was reduced to $45.0 million until the next borrowing base redetermination.
On December 18, 2012, the Company entered into a seventh amendment to the revolving credit agreement under which the Company was permitted to issue $50.0 million 7.75% senior unsecured notes due 2020 (the "December Notes") under the same indenture as the October Notes (collectively, the "Notes"), and upon the issuance of the December Notes, the borrowing base under the revolving credit agreement was reduced from $45.0 million to $40.0 million until the next borrowing base redetermination. As of March 31, 2013, the Company had no balance outstanding under the revolving credit agreement.
Advances under the credit agreement, as amended, may be in the form of either base rate loans or eurodollar loans. The interest rate for base rate loans is equal to (1) the applicable rate, which ranges from 0.75% to 1.50%, plus (2) the highest of: (a) the federal funds rate plus 0.50%, (b) the rate of interest in effect for such day as publicly announced from time to time by agent as its “prime rate,” and (c) the eurodollar rate for an interest period of one month plus 1.00%. The interest rate for eurodollar loans is equal to (1) the applicable rate, which ranges from 1.75% to 2.50%, plus (2) the London interbank offered rate that appears on Reuters Screen LIBOR01 Page for deposits in U.S. dollars, or, if such rate is not available, the offered rate on such other page or service that displays the average British Bankers Association Interest Settlement Rate for deposits in U.S. dollars, or, if such rate is not available, the average quotations for three major New York money center banks of whom the agent shall inquire as the “London Interbank Offered Rate” for deposits in U.S. dollars.
In connection with the spring borrowing base redetermination of the Company's revolving credit facility, the lead lender has provided a commitment letter that increases the Company's borrowing base from $40.0 million to $50.0 million, provides for an improved pricing grid and extends the maturity date of the facility to May 2018, subject to the approval of the additional banks within the syndicate.
The credit agreement contains customary negative covenants including, but not limited to, restrictions on the Company’s and its subsidiaries’ ability to:
•incur indebtedness;
•grant liens;
•pay dividends and make other restricted payments;
•make investments;
•make fundamental changes;
•enter into swap contracts and forward sales contracts;
•dispose of assets;
•change the nature of their business; and
•enter into transactions with affiliates.
The negative covenants are subject to certain exceptions as specified in the credit agreement. The credit agreement also contains certain affirmative covenants, including, but not limited to the following financial covenants:
(i) the ratio of funded debt to EBITDAX (net income, excluding any non-cash revenue or expense associated with swap contracts resulting from ASC 815, plus without duplication and to the extent deducted from revenues in determining net income, the sum of (a) the aggregate amount of consolidated interest expense for such period, (b) the aggregate amount of income, franchise, capital or similar tax expense (other than ad valorem taxes) for such period, (c) all amounts attributable to depletion, depreciation, amortization and asset or goodwill impairment or writedown for such period, (d) all other non-cash charges, (e) non-cash losses from minority investments, (f) actual cash distributions received from minority investments, (g) to the extent actually reimbursed by insurance, expenses with respect to liability on casualty events or business interruption, and (h) all reasonable transaction expenses related to dispositions and acquisitions of assets, investments and debt and equity offerings, and less non-cash income attributable to equity income from minority investments) for a twelve-month period may not be greater than 2.00 to 1.00; and
(ii) the ratio of EBITDAX to interest expense for a twelve-month period may not be less than 3.00 to 1.00. The Company was in compliance with all covenants at March 31, 2013.
(2) In March 2011, the Company entered into a new building loan agreement for the office building it occupies in Oklahoma City, Oklahoma. The new loan agreement refinanced the $2.4 million outstanding under the previous building loan agreement. The new agreement matures in February 2016 and bears interest at the rate of 5.82% per annum. The new building loan requires monthly interest and principal payments of approximately $22,000 and is collateralized by the Oklahoma City office building and associated land.
(3) On October 17, 2012, the Company issued $250.0 million in aggregate principal amount of October Notes to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in accordance with Regulation S under the Securities Act, (the "October Notes Offering") under an indenture among the Company, its subsidiary guarantors and Wells Fargo Bank, National Association, as the trustee, (the "senior note indenture"). On December 21, 2012, the Company issued an additional $50.0 million in aggregate principal amount of December Notes to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in accordance with Regulation S under the Securities Act ("the December Notes Offering"). The December Notes were issued as additional securities under the senior note indenture. The October Notes Offering and the December Notes Offering are collectively referred to as the "Notes Offerings". The Company used a portion of the net proceeds from the October Notes Offering to repay all amounts outstanding at such time under its revolving credit facility. The Company intends to use the remaining net proceeds of October Notes Offering and the net proceeds of the December Notes Offering for general corporate purposes, which may include funding a portion of its 2013 capital development plan.
Under the senior note indenture, interest on the Notes accrues at a rate of 7.75% per annum on the outstanding principal amount from October 17, 2012, payable semi-annually on May 1 and November 1 of each year, commencing on May 1, 2013. The Notes are the Company's senior unsecured obligations and rank equally in the right of payment with all of the Company's other senior indebtedness and senior in right of payment to any future subordinated indebtedness. All of the Company's existing and future restricted subsidiaries that guarantee the Company's secured revolving credit facility or certain other debt guarantee the Notes; provided, however, that the Notes are not guaranteed by Grizzly Holdings, Inc. and will not be guaranteed by any of the Company's future unrestricted subsidiaries. The Company may redeem some or all of the Notes at any time on or after November 1, 2016, at the redemption prices listed in the senior note indenture. Prior to November 1, 2016, the Company may redeem the Notes at a price equal to 100% of the principal amount plus a “make-whole” premium. In addition, prior to November 1, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Notes with the net proceeds of certain equity offerings, provided that at least 65% of the aggregate principal amount of the Notes initially issued remains outstanding immediately after such redemption.
(4) The October Notes were issued at a price of 98.534% resulting in a gross discount of $3.7 million and an effective rate of 8.000%. The December Notes were issued at a price of 101.000% resulting in a gross premium of $0.5 million and an effective rate of 7.531%. The premium and discount are being amortized using the effective interest method.

LONG-TERM DEBT
A break-down of long-term debt as of December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Revolving credit agreement (1)	$—	$—
Building loans (2)	2,143,000	2,283,000
7.75% senior unsecured notes due 2020 (3)	300,000,000	—
Unamortized original issue (discount) premium, net (4)	(3,105,000)	—
Less: current maturities of long term debt	(150,000)	(141,000)
Debt reflected as long term	$298,888,000	$2,142,000

Maturities of long-term debt (excluding premiums and discounts) as of December 31, 2012 are as follows:

2013	$150,000
2014	158,000
2015	168,000
2016	1,667,000
2017	—
Thereafter	300,000,000
Total	$302,143,000

(1) On September 30, 2010, the Company entered into a $100 million senior secured revolving credit agreement with The Bank of Nova Scotia, as administrative agent and letter of credit issuer and lead arranger, and Amegy Bank National Association ("Amegy Bank"). The revolving credit facility initially matured on September 30, 2013 and had an initial borrowing base availability of $50.0 million, which was increased to $65.0 million effective December 24, 2010. The amounts borrowed under the credit agreement were used to repay all of the Company’s outstanding indebtedness under its prior revolving credit facility ($42.0 million) and term loan ($2.5 million), each with Bank of America, N.A., as administrative agent, and for general corporate purposes. The credit agreement is secured by substantially all of the Company’s assets. The Company’s wholly-owned subsidiaries guaranteed the obligations of the Company under the credit agreement.
On May 3, 2011, the Company entered into a first amendment to the revolving credit agreement with The Bank of Nova Scotia, Amegy Bank, KeyBank National Association (“KeyBank”) and Société Générale. Pursuant to the terms of the first amendment, KeyBank and Société Générale were added as additional lenders, the maximum amount of the facility was increased to $350.0 million, the borrowing base was increased to $90.0 million, certain fees and rates payable by the Company under the credit agreement were decreased, and the maturity date was extended until May 3, 2015. On October 31, 2011, the Company entered into additional amendments to its revolving credit facility pursuant to which, among other things, the borrowing base under this facility was increased to $125.0 million.
Effective May 2, 2012, the Company entered into a fourth amendment to its revolving credit facility under which, among other things, the borrowing base was increased to $155.0 million and Credit Suisse, Deutsche Bank Trust Company Americas and Iberiabank were added as additional lenders and Société Générale left the bank group.

On October 9, 2012, and October 17, 2012, the Company entered into a fifth amendment and a sixth amendment, respectively, to the revolving credit agreement. The fifth amendment modified certain covenants in the credit agreement to permit the Company to issue senior unsecured notes in an aggregate principal amount of up to $300.0 million and provided for a reduction in the borrowing base to an amount to be determined upon the completion of any senior unsecured notes issuance. The sixth amendment lowered the applicable rate set forth in the credit agreement (i) from a range of 1.00% to 1.75% to a range of 0.75% to 1.50% for the base rate loans and (ii) from a range of 2.00% to 2.75% to a range of 1.75% to 2.50% for the Eurodollar rate loans and letters of credit. The sixth amendment lowered the commitment fees for Level 1 and Level 2 usage levels, in each case, from 0.50% per annum to 0.375% per annum. Also, effective as of October 17, 2012, in connection with the Company's completion of the offering of $250.0 million 7.750% senior unsecured notes due 2020, (the "October Notes"), the repayment of all outstanding amounts under the revolving credit agreement with the proceeds of the October Notes, and the contribution of Gulfport’s oil and natural gas interests in the Permian Basin to Diamondback discussed in Note 4 above, Gulfport’s borrowing base under the credit agreement was reduced to $45.0 million until the next borrowing base redetermination. In conjunction with the lowering of the borrowing base in October 2012, the Company expensed a proportional amount of the unamortized loan fees associated with the revolving credit facility totaling approximately $1,088,000, which is included in interest expense on the accompanying consolidated statements of operations.
On December 18, 2012, the Company entered into a seventh amendment to the revolving credit agreement under which the Company was permitted to issue $50.0 million 7.750% senior unsecured notes due 2020, (the "December Notes") under the same indenture as the October Notes, (collectively, the "Notes") and upon the issuance of the December Notes, the borrowing base under the revolving credit agreement was reduced from $45.0 million to $40.0 million until the next borrowing base redetermination. As of December 31, 2012, the Company had no balance outstanding under the revolving credit agreement. In conjunction with the lowering of the borrowing base in December 2012, the Company expensed a proportional amount of unamortized loan fees associated with the revolving credit facility totaling approximately $55,000, which is included in interest expense on the accompanying consolidated statements of operations.
Advances under the credit agreement, as amended, may be in the form of either base rate loans or eurodollar loans. The interest rate for base rate loans is equal to (1) the applicable rate, which ranges from 0.75% to 1.50%, plus (2) the highest of: (a) the federal funds rate plus 0.50%, (b) the rate of interest in effect for such day as publicly announced from time to time by agent as its “prime rate,” and (c) the eurodollar rate for an interest period of one month plus 1.00%. The interest rate for eurodollar loans is equal to (1) the applicable rate, which ranges from 1.75% to 2.50%, plus (2) the London interbank offered rate that appears on Reuters Screen LIBOR01 Page for deposits in U.S. dollars, or, if such rate is not available, the offered rate on such other page or service that displays the average British Bankers Association Interest Settlement Rate for deposits in U.S. dollars, or, if such rate is not available, the average quotations for three major New York money center banks of whom the agent shall inquire as the “London Interbank Offered Rate” for deposits in U.S. dollars. At October 17, 2012 (the latest date during the year ended December 31, 2012 on which the Company had borrowings outstanding), amounts borrowed under the revolving credit agreement bore interest at the Eurodollar rate (2.97%).
The credit agreement contains customary negative covenants including, but not limited to, restrictions on the Company’s and its subsidiaries’ ability to:
•incur indebtedness; grant liens;
•pay dividends and make other restricted payments;
•make investments;
•make fundamental changes;
•enter into swap contracts and forward sales contracts;
•dispose of assets;
•change the nature of their business; and
•enter into transactions with their affiliates.
The negative covenants are subject to certain exceptions as specified in the credit agreement. The credit agreement also contains certain affirmative covenants, including, but not limited to the following financial covenants:
(i) the ratio of funded debt to EBITDAX (net income, excluding any non-cash revenue or expense associated with swap contracts resulting from ASC 815, plus without duplication and to the extent deducted from revenues in determining net income, the sum of (a) the aggregate amount of consolidated interest expense for such period, (b) the aggregate amount of income, franchise, capital or similar tax expense (other than ad valorem taxes) for such period, (c) all amounts attributable to depletion, depreciation, amortization and asset or goodwill impairment or writedown for such period, (d) all other non-cash charges, (e) non-cash losses from minority investments, (f) actual cash distributions received from minority investments, (g) to the extent actually reimbursed by insurance, expenses with respect to liability on casualty events or business interruption, and (h) all reasonable transaction expenses related to dispositions and acquisitions of assets, investments and debt and equity offering, and less non-cash income attributable to equity income from minority investments) for a twelve-month period may not be greater than 2.00 to 1.00; and
(ii) the ratio of EBITDAX to interest expense for a twelve-month period may not be less than 3.00 to 1.00. The Company was in compliance with all covenants at December 31, 2012.
(2) In March 2011, the Company entered into a new building loan agreement for the office building it occupies in Oklahoma City, Oklahoma. The new loan agreement refinanced the $2.4 million outstanding under the previous building loan agreement. The new agreement matures in February 2016 and bears interest at the rate of 5.82% per annum. The new building loan requires monthly interest and principal payments of approximately $22,000 and is collateralized by the Oklahoma City office building and associated land.
(3) On October 17, 2012, the Company issued the $250.0 million October Notes to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in accordance with Regulation S under the Securities Act, (the "October Notes Offering") under an indenture among the Company, its subsidiary guarantors and Wells Fargo Bank, National Association, as the trustee, (the "senior note indenture"). On December 21, 2012, the Company issued an additional $50.0 million in aggregate principal amount of December Notes, to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in accordance with Regulation S under the Securities Act, ("the December Notes Offering"). The December Notes were issued as additional securities under the senior note indenture. The October Notes Offering and the December Notes Offering are collectively referred to as the "Notes Offerings". The Company used a portion of the net proceeds from the October Notes Offering to repay all amounts outstanding at such time under its revolving credit facility. The Company intends to use the remaining net proceeds of October Notes Offering and the net proceeds of the December Notes Offering for general corporate purposes, which may include funding a portion of its 2013 capital development plan.
Under the senior note indenture, interest on the Notes accrues at a rate of 7.750% per annum on the outstanding principal amount from October 17, 2012, payable semi-annually on May 1 and November 1 of each year, commencing on May 1, 2013. The Notes are the Company's senior unsecured obligations and rank equally in the right of payment with all of the Company's other senior indebtedness and senior in right of payment to any future subordinated indebtedness. All of the Company's existing and future restricted subsidiaries that guarantee the Company's secured revolving credit facility or certain other debt guarantee the Notes; provided, however, that the Notes are not guaranteed by Grizzly Holdings, Inc. and will not be guaranteed by any of the Company's future unrestricted subsidiaries. The Company may redeem some or all of the Notes at any time on or after November 1, 2016, at the redemption prices listed in the senior note indenture. Prior to November 1, 2016, the Company may redeem the Notes at a price equal to 100% of the principal amount plus a “make-whole” premium. In addition, prior to November 1, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Notes with the net proceeds of certain equity offerings, provided that at least 65% of the aggregate principal amount of the Notes initially issued remains outstanding immediately after such redemption.
(4) The October Notes were issued at a price of 98.534% resulting in a gross discount of $3,665,000 and an effective rate of 8.000%. The December Notes were issued at a price of 101.000% resulting in a gross premium of $500,000 and an effective rate of 7.531%. The premium and discount are being amortized using the effective interest method.
Interest Expense
The following schedule shows the components of interest expense at December 31, 2012 and 2011:

	December 31,
	2012	2011
Cash paid for interest	$1,404,000	$963,000
Change in accrued interest	4,155,000	(132,000)
Write-off of deferred loan costs	1,143,000	—
Amortization of loan costs	640,000	540,000
Amortization of note discount and premium	59,000	—
Other	57,000	29,000
Total interest expense	$7,458,000	$1,400,000

Common Stock Options, Warrants And Changes In Capitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common Stock Options, Warrants and Changes In Capitalization
COMMON STOCK OPTIONS, WARRANTS AND CHANGES IN CAPITALIZATION
Sale of Common Stock
On December 24, 2012, the Company completed the sale of an aggregate of 11,750,000 shares of its common stock in an underwritten public offering (including the partial exercise of a 1,650,000 share over-allotment option granted to the underwriters, which option was initially exercised to the extent of 750,000 shares) at a public offering price of $38.00 per share less the underwriting discount. The underwriters subsequently exercised their option to purchase the remaining 900,000 additional shares of common stock subject to the over-allotment option in a second closing, which occurred on January 7, 2013. The Company received aggregate net proceeds from both closings of approximately $460.7 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used a portion of these net proceeds to fund the acquisition of approximately 37,000 net acres in the Utica Shale in Eastern Ohio, as described above in Note 1, and for general corporate purposes, including the funding of a portion of its 2013 capital development plan.
On February 15, 2013, the Company completed the sale of an aggregate of 8,912,500 shares of its common stock in an underwritten public offering at a public offering price of $38.00 per share less the underwriting discount. The Company received aggregate net proceeds of approximately $325.8 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used a portion of the net proceeds from this equity offering to fund its acquisition of additional Utica Shale acreage as described in Note 1, and intends to use the balance for general corporate purposes, including the funding of a portion of its 2013 capital development plan.

COMMON STOCK OPTIONS, WARRANTS AND CHANGES IN CAPITALIZATION
Options
The Company sponsors the 1999 Stock Option Plan (the “Plan”), which is administered by the Compensation Committee (the “Committee”) of the Board of Directors of the Company. Under the terms of the Plan, the Committee could determine: to which eligible participants options shall be granted, the number of shares covered by such options, the purchase price or exercise price of such options, the vesting period of such options and the exercisable period of such options. Eligible participants are defined as all directors of the Company, all officers of the Company and all key employees of the Company with a customary work week of at least 40 hours in the employ of the Company. The maximum number of shares for which options could be granted under the Plan, as adjusted for changes in capitalization which have taken place since the Plan’s adoption, was 883,000. The Company has granted 627,337 options for the purchase of shares of the Company’s common stock under the Plan as of December 31, 2012. No additional securities will be issued under the Plan other than upon exercise of options that are outstanding.
The Company replaced the Plan in January 2005 with the 2005 Stock Incentive Plan (“2005 Plan”), which is administered by the Committee. Under the terms of the 2005 Plan, the Committee may determine when options shall be granted, to which eligible participants options shall be granted, the number of shares covered by such options, the purchase price or exercise price of such options, the vesting periods of such options and the exercisable period of such options. Eligible participants are defined as employees, consultants, and directors of the Company.
On April 20, 2006, the Company amended and restated the 2005 Plan to (i) include (a) Incentive Stock Options, (b) Nonstatutory Stock Options, (c) Restricted Awards (Restricted Stock and Restricted Stock Units), (d) Performance Awards and (e) Stock Appreciation Rights and (ii) increase the maximum aggregate amount of common stock that may be issued under the 2005 Plan from 1,904,606 shares to 3,000,000 shares, including the 627,337 shares underlying options granted to employees under the Plan prior to adoption of the 2005 Plan. As of December 31, 2012, the Company has granted 997,269 options for the purchase of shares of the Company’s common stock under the 2005 Plan. The shares of stock issued once the options are exercised will be from authorized but unissued common stock.
Sale of Common Stock
On May 19, 2010, the Company sold 1,481,481 shares of its common stock in an underwritten public offering at a public offering price of $13.50 per share less the underwriting discount. On May 25, 2010, the Company sold an additional 187,022 shares of common stock at the public offering price less the underwriting discount in connection with the underwriters’ partial exercise of the over-allotment option granted to them by the Company. The Company received the aggregate net proceeds of approximately $21.6 million from the sale of these shares after deducting the underwriting discount and before offering expenses. A portion of the net proceeds from the offering was used to fund the Company’s Niobrara Formation and Permian Basin acquisitions. The remaining net proceeds from this offering were used for general corporate purposes, including expenditures associated with the Company’s 2010 drilling programs.
On March 30, 2011, the Company completed the sale of an aggregate of 2,760,000 shares of its common stock in an underwritten public offering at a public offering price of $32.00 per share less the underwriting discount. The Company received aggregate net proceeds of approximately $84.3 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used the net proceeds from the equity offering to fund the Company’s acquisition of leases in the Utica Shale as discussed in Note 2 and for general corporate purposes. Pending the application of the Company’s net proceeds for such purposes, the Company repaid all of its outstanding indebtedness under its revolving credit agreement.
On July 15, 2011, the Company completed the sale of an aggregate of 3,450,000 shares of its common stock in an underwritten public offering at a public offering price of $28.75 per share less the underwriting discount. The Company received aggregate net proceeds of approximately $94.7 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used a portion of the net proceeds from the equity offering to fund the Company’s acquisition of leases in the Utica Shale as discussed in Note 2 and for general corporate purposes. Pending the application of the Company’s net proceeds for such purposes, the Company repaid all of its outstanding indebtedness under its revolving credit agreement.
On December 5, 2011, the Company completed the sale of an aggregate of 4,600,000 shares of its common stock in an underwritten public offering at a public offering price of $29.00 per share less the underwriting discount. The Company received aggregate net proceeds of approximately $128.0 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used the proceeds to fund capital expenditures associated with drilling, development and infrastructure, principally in the Utica Shale in Ohio and for general corporate purposes.
On December 24, 2012, the Company completed the sale of an aggregate of 11,750,000 shares of its common stock in an underwritten public offering (including the partial exercise of an over-allotment option for 1,650,000 shares granted to the underwriters, which option was exercised to the extent of 750,000 shares) at a public offering price of $38.00 per share less the underwriting discount. The Company received aggregate net proceeds (including the net proceeds from the sale of the shares of common stock to the underwriters under their over-allotment option) of approximately $427.9 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used the net proceeds in part to fund the acquisition of additional Utica Shale acreage as discussed in Note 2.
Private Placement Offering
In March 2002, the Company completed a private placement offering of 10,000 units. Each unit consisted of (i) one share of Cumulative Preferred Stock, Series A, of the Company (the “Preferred”) and (ii) a warrant to purchase up to 250 shares of common stock, par value $0.01 per share, of the Company (the “Warrants”). Holders of the Preferred were entitled to receive dividends at the rate of 12% of the liquidation preference per annum payable quarterly in cash or, at the option of the Company for all quarters ending on or prior to March 31, 2004, payable in whole or in part in additional shares of Preferred at the rate of 15% of the liquidation preference per annum. All Preferred shares were redeemed in 2005.
The 2,322,962 Warrants issued had a term of 10 years and a current exercise price of $1.19 per share of common stock subject to adjustment. The Company granted to holders of the Warrants certain demand and piggyback registration rights with respect to shares of common stock issuable upon exercise of the Warrants. The 8,875 unexercised warrants expired on March 31, 2012.

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
During the three months ended March 31, 2013 and 2012, the Company’s stock-based compensation cost was $1.5 million and $1.1 million, respectively, of which the Company capitalized $0.6 million and $0.5 million, respectively, relating to its exploration and development efforts.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. Expected volatilities are based on the historical volatility of the market price of Gulfport’s common stock over a period of time ending on the grant date. Based upon the historical experience of the Company, the expected term of options granted is equal to the vesting period plus one year. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The 2005 Plan provides that all options must have an exercise price not less than the fair value of the Company’s common stock on the date of the grant.
No stock options were issued during the three months ended March 31, 2013 and 2012.
The Company has not declared dividends and does not intend to do so in the foreseeable future, and thus did not use a dividend yield. In each case, the actual value that will be realized, if any, depends on the future performance of the common stock and overall stock market conditions. There is no assurance that the value an optionee actually realizes will be at or near the value estimated using the Black-Scholes model.
A summary of the status of stock options and related activity for the three months ended March 31, 2013 is presented below:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Options outstanding at December 31, 2012	335,241	$6.37	2.39	$10,678
Granted	—	—
Exercised	—	—
Forfeited/expired	—	—
Options outstanding at March 31, 2013	335,241	$6.37	2.14	$13,229
Options exercisable at March 31, 2013	335,241	$6.37	2.14	$13,229

The following table summarizes information about the stock options outstanding at March 31, 2013:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (in years)	Number Exercisable
$3.36	205,241	1.81	205,241
$9.07	5,000	2.44	5,000
$11.20	125,000	2.67	125,000
	335,241		335,241

The following table summarizes restricted stock activity for the three months ended March 31, 2013:

	Number of Unvested Restricted Shares	Weighted Average Grant Date Fair Value
Unvested shares as of December 31, 2012	245,831	$31.88
Granted	178,500	35.80
Vested	(35,221)	36.12
Forfeited	—	—
Unvested shares as of March 31, 2013	389,110	$33.29

Unrecognized compensation expense as of March 31, 2013 related to outstanding stock options and restricted shares was $11.6 million. The expense is expected to be recognized over a weighted average period of 1.69 years.

STOCK-BASED COMPENSATION
During the years ended December 31, 2012, 2011 and 2010, the Company’s stock-based compensation cost was $4,688,000, $1,287,000 and $492,000, respectively, of which the Company capitalized $1,875,000, $515,000 and $197,000, respectively, relating to its exploration and development efforts.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. Expected volatilities are based on the historical volatility of the market price of Gulfport’s common stock over a period of time ending on the grant date. Based upon the historical experience of the Company, the expected term of options granted is equal to the vesting period plus one year. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The 2005 Plan provides that all options must have an exercise price not less than the fair value of the Company’s common stock on the date of the grant.
No stock options were issued during the years ended December 31, 2012, 2011 and 2010.
The Company has not declared dividends and does not intend to do so in the foreseeable future, and thus did not use a dividend yield. In each case, the actual value that will be realized, if any, depends on the future performance of the common stock and overall stock market conditions. There is no assurance that the value an optionee actually realizes will be at or near the value estimated using the Black-Scholes model.
A summary of the status of stock options and related activity for the years ended December 31, 2012, 2011 and 2010 are presented below:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding at December 31, 2009	508,630	$7.14	5.38	$2,192,000
Granted	—	—
Exercised	(48,889)	6.46		545,000
Forfeited/expired	(1,500)	2.00
Options outstanding at December 31, 2010	458,241	7.23	4.48	$6,621,000
Granted	—	—
Exercised	(102,000)	9.74		2,308,000
Forfeited/expired	—	—
Options outstanding at December 31, 2011	356,241	6.51	3.41	$8,172,000
Granted	—	—
Exercised	(21,000)	8.80		628,000
Forfeited/expired	—	—
Options outstanding at December 31, 2012	335,241	$6.37	2.39	$10,678,000
Options exercisable at December 31, 2012	335,241	$6.37	2.39	$10,678,000

Unrecognized compensation expense as of December 31, 2012 related to outstanding stock options and restricted shares was $6,745,000. The expense is expected to be recognized over a weighted average period of 1.55 years.
The following table summarizes information about the stock options outstanding at December 31, 2012:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (in years)	Number Exercisable
$3.36	205,241	2.06	205,241
$9.07	5,000	2.69	5,000
$11.20	125,000	2.92	125,000
	335,241		335,241

The following table summarizes restricted stock activity for the twelve months ended December 31, 2012, 2011 and 2010:

	Number of Unvested Restricted Shares	Weighted Average Grant Date Fair Value
Unvested shares as of December 31, 2009	60,244	$6.01
Granted	111,667	12.94
Vested	(58,525)	8.17
Forfeited	—	—
Unvested shares as of December 31, 2010	113,386	$11.72
Granted	153,332	$31.15
Vested	(63,370)	12.87
Forfeited	—	—
Unvested shares as of December 31, 2011	203,348	$26.02
Granted	196,832	$35.87
Vested	(135,015)	29.59
Forfeited	(19,334)	26.81
Unvested shares as of December 31, 2012	245,831	$31.88

Fair Value Of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments, All Other Investments [Abstract]
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amounts on the accompanying consolidated balance sheet for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and current debt are carried at cost, which approximates market value due to their short-term nature. Long-term debt related to the building loan is carried at cost, which approximates market value based on the borrowing rates currently available to the Company with similar terms and maturities.
At March 31, 2013 the carrying value of the outstanding debt represented by the Notes was $297.0 million, including the remaining unamortized discount of approximately $3.5 million related to the October Notes and the remaining unamortized premium of approximately $0.5 million related to the December Notes. Based on the quoted market price, the fair value of the Notes was determined to be approximately $319.2 million at March 31, 2013.
The fair value of the derivative instruments is computed based on the difference between the prices provided by the fixed-price contracts and forward market prices as of the specified date, as adjusted for basis differentials. Forward market prices for oil are dependent upon supply and demand factors in such forward market and are subject to significant volatility.

FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amounts on the accompanying consolidated balance sheet for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and current and long-term debt related to the building loans are carried at cost, which approximates market value.
At December 31, 2012 the carrying value of the outstanding debt represented by the Notes was $296,895,000, including the remaining unamortized discount of approximately $3,595,000 related to the October Notes and the remaining unamortized premium of approximately $490,000 related to the December Notes. Based on the quoted market price, the fair value of the Notes was determined to be approximately $308,250,000 at December 31, 2012.
The fair value of the derivative instruments is computed based on the difference between the prices provided by the fixed-price contracts and forward market prices as of the specified date, as adjusted for basis differentials. Forward market prices for oil are dependent upon supply and demand factors in such forward market and are subject to significant volatility.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The income tax provision for continuing operations consists of the following:

	2012	2011	2010
Current:
State	$84,000	$—	$40,000
Federal	646,000	282,000	95,000
Deferred:
State	2,214,000	—	—
Federal	23,419,000	(372,000)	(95,000)
Total income tax expense (benefit) provision from continuing operations	$26,363,000	$(90,000)	$40,000

A reconciliation of the statutory federal income tax amount to the recorded expense follows:

	2012	2011	2010
Income from continuing operations before federal income taxes	$98,199,000	$108,332,000	$47,403,000
Expected income tax at statutory rate	34,370,000	37,916,000	16,591,000
State income taxes	1,493,000	4,227,000	2,378,000
Other differences	292,000	(146,000)	(111,000)
Changes in valuation allowance	(9,792,000)	(42,087,000)	(18,818,000)
Income tax expense (benefit) recorded for continuing operations	$26,363,000	$(90,000)	$40,000

The tax effects of temporary differences and net operating loss carryforwards, which give rise to deferred tax assets and liabilities at December 31, 2012, 2011 and 2010 are estimated as follows:

	2012	2011	2010
Deferred tax assets:
Net operating loss carryforward	$1,513,000	$40,880,000	$20,967,000
Oil and gas property basis difference	—	—	32,054,000
FASB ASC 718 compensation expense	762,000	520,000	347,000
Investment in pass through entities	—	78,000	722,000
AMT credit	1,643,000	1,000,000	693,000
Non-oil and gas property basis difference	—	103,000	279,000
Charitable contributions carryover	5,000	3,000	—
Unrealized gain on hedging activities	3,836,000	—	—
Foreign tax credit carryforwards	2,074,000	—	—
State net operating loss carryover	4,315,000	6,410,000	—
Total deferred tax assets	14,148,000	48,994,000	55,062,000
Valuation allowance for deferred tax assets	(4,629,000)	(12,347,000)	(54,434,000)
Deferred tax assets, net of valuation allowance	9,519,000	36,647,000	628,000
Deferred tax liabilities:
Oil and gas property basis difference	15,049,000	35,637,000	—
Investment in pass through entities	3,618,000	—	—
Non-oil and gas property basis difference	227,000	—	—
Investment in nonconsolidated affiliates	9,232,000	—	—
Unrealized gain on hedging activities	—	10,000	—
Total deferred tax liabilities	28,126,000	35,647,000	—
Net deferred tax asset (liability)	$(18,607,000)	$1,000,000	$628,000
The Company has an available federal tax net operating loss carryforward estimated at approximately $4,323,000 as of December 31, 2012. This carryforward will begin to expire in the year 2018. Based upon the December 31, 2012 net deferred tax liability position of the Company's oil and gas assets, management believes that this is a positive source of evidence to utilize the carryforward before it expires. Therefore, a valuation allowance has not been provided at December 31, 2012. A valuation allowance has been provided at December 31, 2011 and 2010 because it was management’s belief in those years, based upon the Company’s past history of no taxable income and future projections of no taxable income during the carryforward period, it was more likely than not that the net deferred tax assets would not be realized. The Company also has state net operating loss carryovers of $84,031,000 from Oklahoma and Louisiana that will begin to expire in 2013, alternative minimum tax credits of $1,643,000 with no expiration date and federal foreign tax credit carryovers of $2,074,000 which begin to expire in 2017. The Company has recorded a valuation allowance of $4,629,000 related to state net operating loss carryovers and foreign tax credit carryovers as the carryovers may not be utilized based upon a more likely than not basis.
In 2012, the Diamondback Contribution generated an estimated $61.9 million taxable gain. As a result, the Company recognized $9,792,000 of its deferred tax assets which had previously been subject to a valuation allowance. The Company also recognized $25,633,000 of deferred tax expense in 2012 primarily due to the utilization of prior net operating losses from the Diamondback Contribution gain. Current federal expense in 2012, 2011 and 2010 is primarily attributable to alternative minimum tax. The Company also had income tax expense of $84,000 and $40,000 related to state income tax for the years ended December 31, 2012 and 2010.

Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
A reconciliation of the components of basic and diluted net income per common share is presented in the table below:

	Three Months Ended March 31,
	2013			2012
	Income	Shares	Per Share	Income	Shares	Per Share
	(In thousands, except share data)
Basic:
Net income	$44,559	72,830,215	$0.61	$26,869	55,626,208	$0.48
Effect of dilutive securities:
Stock options and awards	—	504,633		—	621,401
Diluted:
Net income	$44,559	73,334,848	$0.61	$26,869	56,247,609	$0.48

There were no potential shares of common stock that were considered anti-dilutive for the three months ended March 31, 2013 and 2012.

EARNINGS PER SHARE
A reconciliation of the components of basic and diluted net income per common share is presented in the table below:

	2012			2011			2010
	Income	Shares	Per Share	Income	Shares	Per Share	Income	Shares	Per Share
Basic:
Net income	$68,371,000	55,933,354	$1.22	$108,422,000	48,754,840	$2.22	$47,363,000	43,863,190	$1.08
Effect of dilutive securities:
Stock options and awards	—	484,134		—	452,123		—	392,902
Diluted:
Net income	$68,371,000	56,417,488	$1.21	$108,422,000	49,206,963	$2.20	$47,363,000	44,256,092	$1.07

There were no potential shares of common stock that were considered anti-dilutive for the years ended December 31, 2012, 2011 and 2010.

Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Hedging Activities
HEDGING ACTIVITIES
Oil Price Hedging Activities
The Company seeks to reduce its exposure to unfavorable changes in oil prices, which are subject to significant and often volatile fluctuation, by entering into fixed price swaps. These contracts allow the Company to predict with greater certainty the effective oil prices to be received for hedged production and benefit operating cash flows and earnings when market prices are less than the fixed prices provided in the contracts. However, the Company will not benefit from market prices that are higher than the fixed prices in the contracts for hedged production.
The Company accounts for its oil derivative instruments as cash flow hedges for accounting purposes under FASB ASC 815 and related pronouncements. All derivative contracts are marked to market each quarter end and are included in the accompanying consolidated balance sheets as derivative assets and liabilities.
During 2012, the Company entered into fixed price swap contracts for 2013 with four financial institutions. The Company’s fixed price swap contracts are tied to the commodity prices on the International Petroleum Exchange (“IPE”) and NYMEX. The Company will receive the fixed price amount stated in the contract and pay to its counterparty the current market price for oil as listed on the IPE for Brent Crude and the NYMEX WTI. At March 31, 2013, the Company had the following fixed price swaps in place:

	Daily Volume (Bbls/day)	Weighted Average Price
April - June 2013	5,000	$101.96
July - December 2013	5,000	$99.86

At March 31, 2013 the fair value of derivative assets related to the fixed price swaps was as follows:

(In thousands)
Short-term derivative instruments - asset	$343
Short-term derivative instruments - liability	$9,689

All fixed price swaps have been executed in connection with the Company’s oil price hedging program. For fixed price swaps qualifying as cash flow hedges pursuant to FASB ASC 815, the realized contract price is included in oil sales in the period for which the underlying production was hedged.
For derivatives designated as cash flow hedges and meeting the effectiveness guidelines of FASB ASC 815, changes in fair value are recognized in accumulated other comprehensive income (loss) until the hedged item is recognized in earnings. Amounts reclassified out of accumulated other comprehensive income (loss) into earnings as a component of oil and condensate sales for the three months ended March 31, 2013 and 2012 are presented below.

	Three Months Ended March 31,
	2013	2012
	(In thousands)
(Reduction) addition to oil and condensate sales	$(2,957)	$100

The Company expects to reclassify $9.1 million out of accumulated other comprehensive income (loss) into earnings as a component of oil and condensate sales during the remainder of the year ended December 31, 2013 related to fixed price swaps.
Hedge effectiveness is measured at least quarterly based on the relative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. The Company recognized a loss of $0.2 million and $0.3 million related to hedge ineffectiveness for the three months ended March 31, 2013 and 2012, respectively, which is included in oil and condensate sales in the consolidated statements of operations.

HEDGING ACTIVITIES
Oil Price Hedging Activities
The Company seeks to reduce its exposure to unfavorable changes in oil prices, which are subject to significant and often volatile fluctuation, by entering into fixed price swaps and forward sales contracts. These contracts allow the Company to predict with greater certainty the effective oil prices to be received for hedged production and benefit operating cash flows and earnings when market prices are less than the fixed prices provided in the contracts. However, the Company will not benefit from market prices that are higher than the fixed prices in the contracts for hedged production.
The Company accounts for its oil derivative instruments as cash flow hedges for accounting purposes under FASB ASC 815 and related pronouncements. All derivative contracts are marked to market each quarter end and are included in the accompanying consolidated balance sheets as derivative assets and liabilities.
During the fourth quarter of 2010, the Company entered into fixed price swap contracts for 2011 with the purchaser of the Company’s WCBB oil and with a financial institution. The Company’s 2011 fixed price swap contracts were tied to the commodity prices on the New York Mercantile Exchange (“NYMEX”). The Company received the fixed price amount stated in the contract and paid to its counterparty the current market price for oil as listed on the NYMEX West Texas Index (“WTI”). During the third quarter of 2011 and in 2012, the Company entered into fixed price swap contracts for 2012 and 2013 with the purchaser of the Company’s oil and four financial institutions. The Company’s 2012 and 2013 fixed price swap contracts are tied to the commodity prices on the International Petroleum Exchange (“IPE”) and NYMEX. For the Company’s 2013 fixed price swap contracts, the Company will receive the fixed price amount stated in the contract and pay to its counterparty the current market price for oil as listed on the IPE for Brent Crude and the NYMEX WTI. At December 31, 2012, the Company had the following fixed price swaps in place:

	Daily Volume (Bbls/day)	Weighted Average Price
January - December 2013	5,000	$100.90

At December 31, 2012 the fair value of derivative assets related to the fixed price swaps was as follows:

Short-term derivative instruments - asset	$664,000
Short-term derivative instruments - liability	$10,442,000

At December 31, 2011, the fair value of derivative assets related to the fixed price swaps was as follows:

Short-term derivative instruments - asset	$1,601,000

All fixed price swaps and forward sales contracts have been executed in connection with the Company’s oil price hedging program. For fixed price swaps qualifying as cash flow hedges pursuant to FASB ASC 815, the realized contract price is included in oil sales in the period for which the underlying production was hedged.
For derivatives designated as cash flow hedges and meeting the effectiveness guidelines of FASB ASC 815, changes in fair value are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings. Amounts reclassified out of accumulated other comprehensive income into earnings as a component of oil and condensate sales for the years ended December 31, 2012 and 2011 are presented below.

	Year ended December 31,
	2012	2011
(Reduction) addition to oil and condensate sales	$(1,517,000)	$(4,720,000)

The Company expects to reclassify $9,660,000 out of accumulated other comprehensive income into earnings as a component of oil and condensate sales during the year ended December 31, 2013 related to fixed price swaps.
The following table presents the balances of the Company’s cumulative hedging activities included in other comprehensive income.

December 31, 2009	$(18,736,000)
December 31, 2010	$(4,720,000)
December 31, 2011	$1,576,000
December 31, 2012	$(9,660,000)

Hedge effectiveness is measured at least quarterly based on the relative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. The Company recognized a loss of $144,000 related to hedge ineffectiveness for the year ended December 31, 2012, which is included in oil and condensate sales in the consolidated statements of operations. The Company recognized a gain of $25,000 related to hedge ineffectiveness for the year ended December 31, 2011, which is included in oil and condensate sales in the consolidated statements of operations. The Company did not recognize into earnings any amount related to hedge ineffectiveness for the year ended December 31, 2010.
For the period January 2010 through February 2010, the Company was party to forward sales contracts for the sale of 3,000 barrels of WCBB production per day at a weighted average daily price of $54.81 per barrel, before transportation costs and differentials. For the period March 2010 through December 2010, the Company was party to forward sales contracts for the sale of 2,300 barrels of WCBB production per day at a weighted average daily price of $58.24 per barrel, before transportation costs and differentials. For the period January 2011 through December 2011, the Company was party to fixed price swaps for 2,000 barrels of oil per day at a weighted average price of $86.96 per barrel. For the period from January 2012 through February 2012, the Company was party to fixed price swaps for 2,000 barrels of oil per day at a weighted average price of $108.00 per barrel. For the period from March 2012 through July 2012, the Company was party to fixed price swaps for 3,000 barrels of oil per day at a weighted average price of $109.73 per barrel. For the period from August 2012 through December 2012, the Company was party to fixed price swaps for 4,000 barrels of oil per day at a weighted average price of $107.29 per barrel.
The Company delivered approximately 46% of its 2012 production under fixed price swaps.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The Company records certain financial and non-financial assets and liabilities on the balance sheet at fair value in accordance with FASB ASC 820. FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The statement establishes market or observable inputs as the preferred sources of values, followed by assumptions based on hypothetical transactions in the absence of market inputs. The statement requires fair value measurements be classified and disclosed in one of the following categories:
Level 1 – Quoted prices in active markets for identical assets and liabilities.
Level 2 – Quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 – Significant inputs to the valuation model are unobservable.
Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.
The following tables summarize the Company’s financial and non-financial liabilities by FASB ASC 820 valuation level as of March 31, 2013:

	As of March 31, 2013
	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Fixed price swaps	$—	$343	$—
Equity investment in Diamondback	212,413	—	—
Liabilities:
Fixed price swaps	$—	$9,689	$—

The estimated fair value of the Company’s fixed price swap contracts was based upon forward commodity prices based on quoted market prices, adjusted for differentials. See Note 12 for further discussion of the Company's hedging activities. The estimated fair value of the Company's equity investment in Diamondback was based upon the public closing share price of Diamondback's common stock as of March 31, 2013.
The Company estimates asset retirement obligations pursuant to the provisions of FASB ASC Topic 410, “Asset Retirement and Environmental Obligations” (“FASB ASC 410”). The initial measurement of asset retirement obligations at fair value is calculated using discounted cash flow techniques and based on internal estimates of future retirement costs associated with oil and gas properties. Given the unobservable nature of the inputs, including plugging costs and reserve lives, the initial measurement of the asset retirement obligation liability is deemed to use Level 3 inputs. See Note 3 for further discussion of the Company’s asset retirement obligations. Asset retirement obligations incurred during the three months ended March 31, 2013 were approximately $0.7 million.

FAIR VALUE MEASUREMENTS
The Company records certain financial and non-financial assets and liabilities on the balance sheet at fair value in accordance with FASB ASC 820. FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The statement establishes market or observable inputs as the preferred sources of values, followed by assumptions based on hypothetical transactions in the absence of market inputs. The statement requires fair value measurements be classified and disclosed in one of the following categories:
Level 1 – Quoted prices in active markets for identical assets and liabilities.
Level 2 – Quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 – Significant inputs to the valuation model are unobservable.
Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.
The following tables summarize the Company’s financial and non-financial liabilities by FASB ASC 820 valuation level as of December 31, 2012 and 2011:

	December 31, 2012
	Level 1	Level 2	Level 3
Assets:
Fixed price swaps	$—	$664,000	$—
Equity investment in Diamondback	151,317,000	—	—
Liabilities:
Fixed price swaps	$—	$10,442,000	$—

	December 31, 2011
	Level 1	Level 2	Level 3
Assets:
Fixed price swaps	$—	$1,601,000	$—
Liabilities:
Fixed price swaps	$—	$—	$—

The estimated fair value of the Company’s fixed price swap contracts was based upon forward commodity prices based on quoted market prices, adjusted for differentials. See Note 13 for further discussion of the Company's hedging activities. The estimated fair value of the Company's equity investment in Diamondback was based upon the public closing share price of Diamondback's common stock as of December 31, 2012.
The Company estimates asset retirement obligations pursuant to the provisions of FASB ASC Topic 410, “Asset Retirement and Environmental Obligations” (“FASB ASC 410”). The initial measurement of asset retirement obligations at fair value is calculated using discounted cash flow techniques and based on internal estimates of future retirement costs associated with oil and gas properties. Given the unobservable nature of the inputs, including plugging costs and reserve lives, the initial measurement of the asset retirement obligation liability is deemed to use Level 3 inputs. See Note 4 for further discussion of the Company’s asset retirement obligations. Asset retirement obligations incurred during the twelve months ended December 31, 2012 were approximately $2,195,000.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
In the ordinary course of business, the Company conducts business activities with certain related parties.
Diamondback operates the Permian Basin wells included in the Contribution as discussed above in Note 4. At December 2012 and 2011, the Company owed Diamondback approximately $269,000 and $5,593,000, respectively, related to reimbursement for services provided. Approximately $7,089,000 and $5,489,000 of services provided by Diamondback are included in lease operating expenses in the consolidated statements of operations for the years ended December 31, 2012 and 2011, respectively. Approximately $40,354,000 and $50,614,000 related to services performed by Diamondback are included in oil and natural gas properties on the accompanying consolidated balance sheets at December 31, 2012 and 2011, respectively.

As discussed in Note 3, Gulfport is the operator of its Niobrara Formation acreage under a development agreement with Windsor Niobrara. As operator, the Company is responsible for daily operations, monthly operation billings and monthly revenue disbursements for these properties. For the year ended December 31, 2012 and 2011, the Company billed Windsor Niobrara approximately $7,545,000 and $6,642,000, respectively, for these services. At December 31, 2012 and 2011, Windsor Niobrara owed the Company approximately $173,000 and $3,557,000, respectively, for these services.
Windsor Ohio LLC ("Windsor Ohio"), an entity controlled by Wexford, participated with the Company in the acquisition of certain leasehold interest in acreage located in the Utica Shale in Ohio. The Company is the operator of this acreage in the Utica Shale. As operator, the Company is responsible for daily operations, monthly operation billings and monthly revenue disbursements for these properties. For the year ended December 31, 2012 and 2011, the Company billed Windsor Ohio approximately $163,650,000 and $93,871,000, respectively, for these services. At December 31, 2012, Windsor Ohio owed the Company approximately $6,520,000 for these services. No amounts were owed by Windsor Ohio at December 31, 2011. Liddell Investments, LLC (“Liddell Investments”), an entity controlled by Gulfport's Chairman of the Board, has a 10% interest in Windsor Ohio. For the year ended December 31, 2012, the Company billed Liddell Investments directly for these services in respect of this 10% interest in the amount of approximately $2,020,000 and, at December 31, 2012, all of this amount was owed to the Company. For the year ended December 2012, the Company paid Liddell Investments approximately $102,000 in respect of its interest in Windsor Ohio.
Rhino Exploration LLC ("Rhino"), an affiliate of Wexford, participated with the Company in the acquisition of certain leasehold interest in acreage located in the Utica Shale in Ohio. The Company is the operator of this acreage in the Utica Shale. As operator, the Company is responsible for daily operations, monthly operation billings and monthly revenue disbursements for these properties. For the years ended December 31, 2012 and 2011, the Company billed Rhino approximately $4,443,000 and $25,862,000, respectively, for these services. At December 31, 2012, Rhino owed the Company approximately $4,257,000 for these services. No amounts were owed by Rhino at December 31, 2011.
Athena Construction LLC (“Athena”), an entity controlled by Wexford, performs services for the Company at its WCBB and Hackberry fields. At December 31, 2012 and 2011, the Company owed Athena approximately $1,453,000 and $676,000, respectively, related to these services. Approximately $422,000 and $423,000 of services provided by Athena are included in lease operating expenses in the consolidated statements of operations for the years ended December 31, 2012 and 2011, respectively. Approximately $5,009,000 and $2,851,000 related to services performed by Athena are included in oil and natural gas properties on the accompanying consolidated balance sheets at December 31, 2012 and 2011, respectively.
Great White Directional Services LLC (“Directional”) performed services for the Company at its WCBB and Hackberry fields. At December 31, 2011, the Company owed Directional approximately $2,449,000 related to these services. Approximately $6,068,000 related to services performed by Directional were included in oil and natural gas properties on the accompanying consolidated balance sheets at December 31, 2011. Directional was controlled by Wexford until it was sold to an unrelated third party in August 2011.
Black Fin P&A, LLC (“Black Fin”), an entity controlled by Wexford, performs plugging and abandonment services for the Company at its WCBB field. At December 31, 2011, the Company owed Black Fin $436,000 related to these services. No amounts were owed to Black Fin at December 31, 2012. Approximately $650,000 and $436,000 of services performed by Black Fin are included in oil and natural gas properties on the accompanying consolidated balance sheets at December 31, 2012 and 2011, respectively.
Caliber Development Company, LLC ("Caliber"), an entity controlled by Wexford, provides building maintenance services for the Company's headquarters in Oklahoma City, Oklahoma. Caliber also leases office space to the Company. At December 31, 2012 and 2011, the Company owed Caliber approximately $12,000 and $2,000, respectively, related to these services. Approximately $63,000 and $18,000 of services performed by Caliber and rent paid to Caliber are included in general and administrative expenses on the accompanying consolidated statements of operations for the years ended December 31, 2012 and 2011, respectively.

New Accounting Standards	3 Months Ended
Mar. 31, 2013
Accounting Changes and Error Corrections [Abstract]
New Accounting Standards
NEW ACCOUNTING STANDARDS
In February 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," which requires additional information about amounts reclassified out of accumulated other comprehensive income by component. This ASU requires the presentation, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, a cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The requirements of this ASU are effective prospectively for reporting periods beginning after December 15, 2012 with early adoption permitted. The Company adopted the provisions of this ASU for reporting periods in 2013. Adoption of this ASU had no impact on the Company's financial position or results of operations.

Commitments	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Commitments
COMMITMENTS
Plugging and Abandonment Funds
In connection with the acquisition in 1997 of the remaining 50% interest in the WCBB properties, the Company assumed the seller’s (Chevron) obligation to contribute approximately $18,000 per month through March 2004, to a plugging and abandonment trust and the obligation to plug a minimum of 20 wells per year for 20 years commencing March 11, 1997. Chevron retained a security interest in production from these properties until abandonment obligations to Chevron have been fulfilled. Beginning in 2009, the Company could access the trust for use in plugging and abandonment charges associated with the property, although it has not yet done so. As of December 31, 2012, the plugging and abandonment trust totaled approximately $3,113,000. At December 31, 2012, the Company has plugged 354 wells at WCBB since it began its plugging program in 1997, which management believes fulfills its current minimum plugging obligation.
Contributions to 401(k) Plan
Gulfport sponsors a 401(k) and Profit Sharing plan under which eligible employees may contribute up to 100% of their total compensation up to the maximum pre-tax threshold through salary deferrals. Also under the plan, the Company will make a contribution each calendar year on behalf of each employee equal to at least 3% of his or her salary, regardless of the employee’s participation in salary deferrals and may also make additional discretionary contributions. During the years ended December 31, 2012, 2011 and 2010, Gulfport incurred $361,000, $310,000 and $316,000, respectively, in contributions expense related to this plan.
Employment Agreements
Effective November 1, 2012, the Company entered into employment agreements with its executive officers, each with an initial three-year term that expires on November 1, 2015 subject to automatic one-year extensions unless terminated by either party to the agreement at least 90 days prior to the end of the then current term. These agreements provide for minimum salary and bonus levels which are subject to review and potential increase by the Compensation Committee and/or the Board of Directors, as well as participation in the Company's Amended and Restated 2005 Stock Incentive Plan (or other equity incentive plans that may be put in place for the benefit of employees) and other employee benefits. The aggregate minimum commitment for future salaries and bonuses at December 31, 2012 was approximately $7,050,000.
Grizzly
On October 5, 2012, the Company entered into an agreement with Grizzly in which it committed to make monthly payments from October 2012 to May 2013 in the aggregate amount of approximately $8.5 million to fund the construction and development of the Algar Lake facility. The Company also agreed to fund its proportionate share of any unfunded cost overruns in excess of $2.0 million. The remaining aggregate commitment at December 31, 2012 was approximately $6.3 million.
Operating Leases
The Company leases office facilities under non-cancellable operating leases exceeding one year. Future minimum lease commitments under these leases at December 31, 2012 are as follows:

2013	$179,000
2014	178,000
2015	127,000
2016	68,000
2017	34,000
Thereafter	—
Total	$586,000

The following table presents rent expense for the years ended December 31, 2012, 2011 and 2010, respectively.

	For the years ended December 31,
	2012	2,010	2011	2,010	2010
Minimum rentals	$139,000	—	$52,000	—	$65,000
Less: Sublease rentals	7,000	—	—	—	—
	$132,000		$52,000		$65,000

Contingencies	12 Months Ended
Dec. 31, 2012
Loss Contingency [Abstract]
Contingencies
CONTINGENCIES
The Louisiana Department of Revenue (“LDR”) is disputing Gulfport’s severance tax payments to the State of Louisiana from the sale of oil under fixed price contracts during the years 2005 to 2007. The LDR maintains that Gulfport paid approximately $1,800,000 less in severance taxes under fixed price terms than the severance taxes Gulfport would have had to pay had it paid severance taxes on the oil at the contracted market rates only. Gulfport has denied any liability to the LDR for underpayment of severance taxes and has maintained that it was entitled to enter into the fixed price contracts with unrelated third parties and pay severance taxes based upon the proceeds received under those contracts. Gulfport has maintained its right to contest any final assessment or suit for collection if brought by the State. On April 20, 2009, the LDR filed a lawsuit in the 15th Judicial District Court, Lafayette Parish, in Louisiana against Gulfport seeking $2,275,729 in severance taxes, plus interest and court costs. Gulfport filed a response denying any liability to the LDR for underpayment of severance taxes and is defending itself in the lawsuit. The LDR had taken no further action on this lawsuit since filing its petition other than propounding discovery requests to which Gulfport has responded. Since serving discovery requests on the LDR and receiving the LDR's responses in 2012 there has been no further activity on the case and no trial date has been set.
In December 2010, the LDR filed two identical lawsuits against Gulfport in different venues to recover allegedly underpaid severance taxes on crude oil for the period January 1, 2007 through December 31, 2010, together with a claim for attorney’s fees. The petitions do not make any specific claim for damages or unpaid taxes. As with the first lawsuit filed by the LDR in 2009, Gulfport denies all liability and will vigorously defend the lawsuit. The cases are in the early stages, and Gulfport has not yet filed a response to the recent lawsuits. Recently, the LDR filed motions to stay the lawsuits before Gulfport filed any responsive pleadings. The LDR has advised Gulfport that it intends to pursue settlement discussions with Gulfport and other similarly situated defendants in separate proceedings, but has taken no action to initiate settlement talks. There has been no activity on either of these lawsuits for more than a year.
Other Litigation
In November 2006, Cudd Pressure Control, Inc. (“Cudd”) filed a lawsuit against Gulfport, Great White Pressure Control LLC (“Great White”) and six former Cudd employees in the 129th Judicial District Harris County, Texas. The lawsuit was subsequently removed to the United States District Court for the Southern District of Texas (Houston Division). The lawsuit alleged RICO violations and several other causes of action relating to Great White’s employment of the former Cudd employees and sought unspecified monetary damages and injunctive relief. On stipulation by the parties, the plaintiff’s RICO claim was dismissed without prejudice by order of the court on February 14, 2007. Gulfport filed a motion for summary judgment on October 5, 2007. The court entered a final interlocutory judgment in favor of all defendants, including Gulfport, on April 8, 2008. On November 3, 2008, Cudd filed its appeal with the U.S. Court of Appeals for the Fifth Circuit. The Fifth Circuit vacated the district court decision finding, among other things, that the district court should not have entered summary judgment without first allowing more discovery. The case was remanded to the district court, and Cudd filed a motion to remand the case to the original state court, which motion was granted. Cudd subsequently filed amended petitions with the state court (a) alleging, among other things, that Gulfport conspired with the other defendants to misappropriate, and misappropriated Cudd’s trade secrets and caused its employees to breach their fiduciary duties, and (b) seeking monetary damages including $11.8 million as a reasonable royalty for the alleged use of its trade secrets. Cudd also sought disgorgement of the alleged benefits received by the various defendants. Cudd also sought its attorney's fees, which Cudd claimed were not less than $450,000, plus 10% of any final judgment. This case went to trial on September 5, 2012 and on September 28, 2012 the jury rendered its verdict, awarding no damages to the plaintiffs. Gulfport along with all defendants filed a Motion for Entry of Judgment that is consistent with the jury's verdict. Cudd filed an Application for Disgorgement and a Motion for Judgment Notwithstanding the Verdict. The court denied all of Cudd's post-trial motions on October 12, 2012, and issued its final judgment on January 10, 2013. On that same day, Cudd filed motions for a new trial and to modify, correct of reform the judgment. Those motions remain pending.
On July 30, 2010, six individuals and one limited liability company sued 15 oil and gas companies in Cameron Parish Louisiana for contamination across the surface of where the defendants operated in an action entitled Reeds et al. v. BP American Production Company et al.,38th Judicial District. No. 10-18714. The plaintiffs’ original petition for damages, which did not name Gulfport as a defendant, alleges that the plaintiffs’ property located in Cameron Parish, Louisiana within the Hackberry oil field is contaminated as a result of historic oil and gas exploration and production activities. Plaintiffs allege that the defendants conducted, directed and participated in various oil and gas exploration and production activities on their property which allegedly have contaminated or otherwise caused damage to the property, and have sued the defendants for alleged breaches of oil, gas and mineral leases, as well as for alleged negligence, trespass, failure to warn, strict liability, punitive damages, lease liability, contract liability, unjust enrichment, restoration damages, assessment and response costs and stigma damages. On December 7, 2010, Gulfport was served with a copy of the plaintiffs’ first supplemental and amending petition which added four additional plaintiffs and six additional defendants, including Gulfport, bringing the total number of defendants to 21. It also increased the total acreage at issue in this litigation from 240 acres to approximately 1,700 acres. In addition to the damages sought in the original petition, the plaintiffs now also seek: damages sufficient to cover the cost of conducting a comprehensive environmental assessment of all present and yet unidentified pollution and contamination of their property; the cost to restore the property to its pre-polluted original condition; damages for mental anguish and annoyance, discomfort and inconvenience caused by the nuisance created by defendants; land loss and subsidence damages and the cost of backfilling canals and other excavations; damages for loss of use of land and lost profits and income; attorney fees and expenses and damages for evaluation and remediation of any contamination that threatens groundwater. In addition to Gulfport, current defendants include ExxonMobil Oil Corporation, Mobil Exploration & Producing North America Inc., Chevron U.S.A. Inc., The Superior Oil Company, Union Oil Company of California, BP America Production Company, Tempest Oil Company, Inc., ConocoPhillips Company, Continental Oil Company, WM. T. Burton Industries, Inc., Freeport Sulphur Company, Eagle Petroleum Company, U.S. Oil of Louisiana, M&S Oil Company, and Empire Land Corporation, Inc. of Delaware. On January 21, 2011, Gulfport filed a pleading challenging the legal sufficiency of the petitions on several grounds and requesting that they either be dismissed or that plaintiffs be required to amend such petitions. In response to the pleadings filed by Gulfport and similar pleadings filed by other defendants, the plaintiffs filed a third amending petition with exhibits which expands the description of the property at issue, attaches numerous aerial photos and identifies the mineral leases at issue. In response, Gulfport and numerous defendants re-urged their pleadings challenging the legal sufficiency of the petitions. Some of the defendants’ grounds for challenging the plaintiffs’ petitions were heard by the court on May 25, 2011 and were denied. The court signed the written judgment on December 9, 2011. Gulfport noticed its intent to seek supervisory review on December 19, 2011 and the trial court fixed a return date of January 11, 2012 for the filing of the writ application. Gulfport filed its supervisory writ, which was denied by the Louisiana Third Circuit Court of Appeal and the Louisiana Supreme Court. Gulfport has been active in serving discovery requests and responding to discovery requests from the plaintiffs. It is anticipated that the discovery phase of this case will become more active in the upcoming months. Plaintiffs' counsel is seeking a trial date in mid-2013.
Due to the early stages of the LDR and Reed litigation, the outcome is uncertain and management cannot determine the amount of loss, if any, that may result. In each case, management has determined the possibility of loss is remote. However, litigation is inherently uncertain. Adverse decisions in one or more of the above matters could have a material adverse effect on the Company’s financial condition or results of operations and management cannot determine the amount of loss, if any, that may result.
The Company has been named as a defendant in various other lawsuits related to its business. In each such case, management has determined that the possibility of loss is remote. The resolution of these matters is not expected to have a material adverse effect on the Company financial condition or results of operations in future periods.
Concentration of Credit Risk
Gulfport operates in the oil and gas industry principally in the state of Louisiana with sales to refineries, re-sellers such as pipeline companies, and local distribution companies. While certain of these customers are affected by periodic downturns in the economy in general or in their specific segment of the oil and gas industry, Gulfport believes that its level of credit-related losses due to such economic fluctuations has been immaterial and will continue to be immaterial to the Company’s results of operations in the long term.
The Company maintains cash balances at several banks. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. At December 31, 2012, Gulfport held cash in excess of insured limits in these banks totaling $166,588,000.
During the year ended December 31, 2012, Gulfport sold approximately 92% and 8% of its oil production to Shell Trading Company (“Shell”) and Diamondback O&G, respectively, 91% of its natural gas liquids production to Diamondback O&G, and 41%, 18% and 16% of its natural gas production to Noble Americas Gas, Hess and Chevron, respectively. During the year ended December 31, 2011, Gulfport sold approximately 93% and 7% of its oil production to Shell and Diamondback O&G, respectively, 100% of its natural gas liquids production to Diamondback O&G and 50%, 27%, and 22% of its natural gas production to Hilcorp Energy Company, Chevron, and Diamondback O&G, respectively. During the year ended December 31, 2010, Gulfport sold approximately 75% and 19% of its oil production to Shell and Diamondback O&G, respectively, and 50%, 32%, and 10% of its natural gas production to Diamondback O&G, Chevron, and Hilcorp, respectively.

Commitments and Contingencies Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
Plugging and Abandonment Funds
In connection with the Company's acquisition in 1997 of the remaining 50% interest in its WCBB properties, the Company assumed the seller’s (Chevron) obligation to contribute approximately $18,000 per month through March 2004 to a plugging and abandonment trust and the obligation to plug a minimum of 20 wells per year for 20 years commencing March 11, 1997. Chevron retained a security interest in production from these properties until abandonment obligations to Chevron have been fulfilled. Beginning in 2009, the Company could access the trust for use in plugging and abandonment charges associated with the property, although it has not yet done so. As of March 31, 2013, the plugging and abandonment trust totaled approximately $3.1 million. At March 31, 2013, the Company had plugged 354 wells at WCBB since it began its plugging program in 1997, which management believes fulfills its current minimum plugging obligation.
Employment Agreements
Effective November 1, 2012, the Company entered into employment agreements with its executive officers, each with an initial three-year term that expires on November 1, 2015 subject to automatic one-year extensions unless terminated by either party to the agreement at least 90 days prior to the end of the then current term. These agreements provide for minimum salary and bonus levels which are subject to review and potential increase by the Compensation Committee and/or the Board of Directors, as well as participation in the Company's Amended and Restated 2005 Stock Incentive Plan (or other equity incentive plans that may be put in place for the benefit of employees) and other employee benefits. The aggregate minimum commitment for future salaries and bonuses at March 31, 2013 was approximately $7.6 million.
Grizzly
On October 5, 2012, the Company entered into an agreement with Grizzly in which it committed to make monthly payments from October 2012 to May 2013 to fund the construction and development of the Algar Lake facility. The Company also agreed to fund its proportionate share of any unfunded cost overruns. The remaining aggregate commitment including the Company's share of cost overruns at March 31, 2013 was approximately $12.4 million.
Operating Leases
The Company leases office facilities under non-cancellable operating leases exceeding one year. Future minimum lease commitments under these leases at March 31, 2013 are as follows:

March 31, 2013
(In thousands)
Remaining 2013	$134
2014	178
2015	127
2016	68
2017	34
Thereafter	—
Total	$541

Litigation
The Louisiana Department of Revenue (“LDR”) is disputing Gulfport’s severance tax payments to the State of Louisiana from the sale of oil under fixed price contracts during the years 2005 to 2007. The LDR maintains that Gulfport paid approximately $1.8 million less in severance taxes under fixed price terms than the severance taxes Gulfport would have had to pay had it paid severance taxes on the oil at the contracted market rates only. Gulfport has denied any liability to the LDR for underpayment of severance taxes and has maintained that it was entitled to enter into the fixed price contracts with unrelated third parties and pay severance taxes based upon the proceeds received under those contracts. Gulfport has maintained its right to contest any final assessment or suit for collection if brought by the State. On April 20, 2009, the LDR filed a lawsuit in the 15th Judicial District Court, Lafayette Parish, in Louisiana against Gulfport seeking $2.3 million in severance taxes, plus interest and court costs. Gulfport filed a response denying any liability to the LDR for underpayment of severance taxes and is defending itself in the lawsuit. The LDR had taken no further action on this lawsuit since filing its petition other than propounding discovery requests to which Gulfport has responded. Since serving discovery requests on the LDR and receiving the LDR's responses in 2012, there has been no further activity on the case and no trial date has been set.
In December 2010, the LDR filed two identical lawsuits against Gulfport in different venues to recover allegedly underpaid severance taxes on crude oil for the period January 1, 2007 through December 31, 2010, together with a claim for attorney’s fees. The petitions do not make any specific claim for damages or unpaid taxes. As with the first lawsuit filed by the LDR in 2009, Gulfport denies all liability and will vigorously defend the lawsuit. The cases are in the early stages, and Gulfport has not yet filed a response to the recent lawsuits. The LDR filed motions to stay the lawsuits before Gulfport filed any responsive pleadings. The LDR has advised Gulfport that it intends to pursue settlement discussions with Gulfport and other similarly situated defendants in separate proceedings, but has taken no action to initiate settlement talks. There has been no activity on either of these lawsuits for two years.
Other Litigation
In November 2006, Cudd Pressure Control, Inc. (“Cudd”) filed a lawsuit against Gulfport, Great White Pressure Control LLC (“Great White”) and six former Cudd employees in the 129th Judicial District Harris County, Texas. This case went to trial on September 5, 2012 and on September 28, 2012 the jury rendered its verdict, awarding no damages to the plaintiffs. Gulfport along with all defendants filed a Motion for Entry of Judgment that is consistent with the jury's verdict. Cudd filed an Application for Disgorgement and a Motion for Judgment Notwithstanding the Verdict. The court denied all of Cudd's post-trial motions on October 12, 2012, and the court issued its final judgment on January 10, 2013. On that same day, Cudd filed motions for a new trial and to modify, correct or reform the judgment. In April 2013, the parties agreed to dismiss the case with prejudice and the proceedings are now concluding.
On July 30, 2010, six individuals and one limited liability company sued 15 oil and gas companies in Cameron Parish Louisiana for surface contamination in areas where the defendants operated in an action entitled Reeds et al. v. BP American Production Company et al.,38th Judicial District. No. 10-18714. The plaintiffs’ original petition for damages, which did not name Gulfport as a defendant, alleges that the plaintiffs’ property located in Cameron Parish, Louisiana within the Hackberry oil field is contaminated as a result of historic oil and gas exploration and production activities. The plaintiffs allege that the defendants conducted, directed and participated in various oil and gas exploration and production activities on their property which allegedly have contaminated or otherwise caused damage to the property, and have sued the defendants for alleged breaches of oil, gas and mineral leases, as well as for alleged negligence, trespass, failure to warn, strict liability, punitive damages, lease liability, contract liability, unjust enrichment, restoration damages, assessment and response costs and stigma damages. On December 7, 2010, Gulfport was served with a copy of the plaintiffs’ first supplemental and amending petition which added four additional plaintiffs and six additional defendants, including Gulfport, bringing the total number of defendants to 21. It also increased the total acreage at issue in this litigation from 240 acres to approximately 1,700 acres. In addition to the damages sought in the original petition, the plaintiffs now also seek: damages sufficient to cover the cost of conducting a comprehensive environmental assessment of all present and yet unidentified pollution and contamination of their property; the cost to restore the property to its pre-polluted original condition; damages for mental anguish and annoyance, discomfort and inconvenience caused by the nuisance created by defendants; land loss and subsidence damages and the cost of backfilling canals and other excavations; damages for loss of use of land and lost profits and income; attorney fees and expenses and damages for evaluation and remediation of any contamination that threatens groundwater. In addition to Gulfport, current defendants include ExxonMobil Oil Corporation, Mobil Exploration & Producing North America Inc., Chevron U.S.A. Inc., The Superior Oil Company, Union Oil Company of California, BP America Production Company, Tempest Oil Company, Inc., ConocoPhillips Company, Continental Oil Company, WM. T. Burton Industries, Inc., Freeport Sulphur Company, Eagle Petroleum Company, U.S. Oil of Louisiana, M&S Oil Company, and Empire Land Corporation, Inc. of Delaware. On January 21, 2011, Gulfport filed a pleading challenging the legal sufficiency of the petitions on several grounds and requesting that they either be dismissed or that plaintiffs be required to amend such petitions. In response to the pleadings filed by Gulfport and similar pleadings filed by other defendants, the plaintiffs filed a third amending petition with exhibits which expands the description of the property at issue, attaches numerous aerial photos and identifies the mineral leases at issue. In response, Gulfport and numerous defendants re-urged their pleadings challenging the legal sufficiency of the petitions. Some of the defendants’ grounds for challenging the plaintiffs’ petitions were heard by the court on May 25, 2011 and were denied. The court signed the written judgment on December 9, 2011. Gulfport noticed its intent to seek supervisory review on December 19, 2011 and the trial court fixed a return date of January 11, 2012 for the filing of the writ application. Gulfport filed its supervisory writ, which was denied by the Louisiana Third Circuit Court of Appeal and the Louisiana Supreme Court. Gulfport has been active in serving discovery requests and responding to discovery requests from the plaintiffs. A trial date has been set for September 2013, but there can be no assurance that the trial will commence at that time.
Due to the early stages of the LDR and Reed litigation, the outcome is uncertain and management cannot determine the amount of loss, if any, that may result. In each case, management has determined the possibility of loss is remote. However, litigation is inherently uncertain. Adverse decisions in one or more of the above matters could have a material adverse effect on the Company’s financial condition or results of operations and management cannot determine the amount of loss, if any, that may result.
The Company has been named as a defendant in various other lawsuits related to its business. In each such case, management has determined that the possibility of loss is remote. The resolution of these matters is not expected to have a material adverse effect on the Company's financial condition or results of operations in future periods.

Supplemental Information On Oil And Gas Exploration And Production Activities	12 Months Ended
Dec. 31, 2012
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Supplemental Information On Oil And Gas Exploration And Production Activities
SUPPLEMENTAL INFORMATION ON OIL AND GAS EXPLORATION AND PRODUCTION ACTIVITIES
The following is historical revenue and cost information relating to the Company’s oil and gas operations located entirely in the United States:
Capitalized Costs Related to Oil and Gas Producing Activities

	2012	2011
Proven properties	$984,795,000	$897,130,000
Unproven properties	626,295,000	132,912,000
	1,611,090,000	1,030,042,000
Accumulated depreciation, depletion, amortization and impairment reserve	(661,442,000)	(571,213,000)
Net capitalized costs	$949,648,000	$458,829,000

Costs Incurred in Oil and Gas Property Acquisition and Development Activities

	2012	2011	2010
Acquisition	$513,904,000	$119,522,000	$17,627,000
Development of proved undeveloped properties	121,787,000	123,489,000	64,652,000
Exploratory	93,397,000	3,994,000	—
Recompletions	24,643,000	17,259,000	16,917,000
Capitalized asset retirement obligation	2,195,000	1,390,000	1,328,000
Total	$755,926,000	$265,654,000	$100,524,000

Results of Operations for Producing Activities
The following schedule sets forth the revenues and expenses related to the production and sale of oil and gas. The income tax expense is calculated by applying the current statutory tax rates to the revenues after deducting costs, which include depreciation, depletion and amortization allowances, after giving effect to the permanent differences. The results of operations exclude general office overhead and interest expense attributable to oil and gas production.

	2012	2011	2010
Revenues	$248,601,000	$228,953,000	$127,636,000
Production costs	(53,708,000)	(47,230,000)	(31,580,000)
Depletion	(90,230,000)	(61,965,000)	(38,600,000)
	104,663,000	119,758,000	57,456,000
Income tax expense (benefit)
Current	730,000	282,000	40,000
Deferred	25,633,000	(372,000)	—
	26,363,000	(90,000)	40,000
Results of operations from producing activities	$78,300,000	$119,848,000	$57,416,000
Depletion per barrel of oil equivalent (BOE)	$35.07	$26.56	$19.54

Oil and Gas Reserves (Unaudited)
The following table presents estimated volumes of proved developed and undeveloped oil and gas reserves as of December 31, 2012, 2011 and 2010 and changes in proved reserves during the last three years. The reserve reports use an average price equal to the unweighted arithmetic average of hydrocarbon prices received on a field-by-field basis on the first day of each month within the 12-month period ended December 31, 2012, 2011 and 2010, in accordance with guidelines of the SEC applicable to reserves estimates. Volumes for oil are stated in thousands of barrels (MBbls) and volumes for gas are stated in millions of cubic feet (MMcf). The prices used for the 2012 reserve report are $91.32 per barrel and $2.76 per MMbtu, adjusted by lease for transportation fees and regional price differentials, and for oil and gas reserves, respectively. The prices used at December 31, 2011 and 2010 for reserve report purposes are $96.19 per barrel and $4.12 per MMbtu and $76.16 per barrel and $4.38 per MMbtu, respectively.
Gulfport emphasizes that the volumes of reserves shown below are estimates which, by their nature, are subject to revision. The estimates are made using all available geological and reservoir data, as well as production performance data. These estimates are reviewed annually and revised, either upward or downward, as warranted by additional performance data.

	2012		2011		2010
	Oil	Gas	Oil	Gas	Oil	Gas
	(MBbls)	(MMcf)	(MBbls)	(MMcf)	(MBbls)	(MMcf)
Proved Reserves
Beginning of the period	16,745	15,728	19,704	16,158	17,488	14,332
Purchases in oil and gas reserves in place	—	—	2	19	3,913	3,482
Extensions and discoveries	4,880	31,265	3,940	2,091	5,574	5,303
Sales of oil and gas reserves in place	(10,604)	(11,757)	—	—	—	—
Revisions of prior reserve estimates	(382)	(357)	(4,714)	(1,662)	(5,426)	(6,171)
Current production	(2,388)	(1,108)	(2,187)	(878)	(1,845)	(788)
End of period	8,251	33,771	16,745	15,728	19,704	16,158
Proved developed reserves	5,219	18,482	7,485	6,152	7,230	6,068
Proved undeveloped reserves	3,032	15,289	9,260	9,576	12,474	10,090

The Company contributed its Permian Basin assets to Diamondback in 2012, as discussed in Note 4, resulting in a decrease of 12,564 thousand barrels of oil equivalent (MBOE) in estimated proved reserves in 2012. In addition, the Company experienced downward reserve revisions of 442 MBOE in estimated proved reserves in 2012 primarily due to a change in the drilling schedule of its Niobrara acreage. The Company also experienced downward reserve revisions in 2011. These downward revisions were primarily the result of the drilling of PUDs during the Company’s 2011 drilling program and ethane takeaway issues in the Permian Basin. The Company experienced downward reserve revisions in estimated proved reserves in 2010. These downward revisions were primarily the result of the five-year schedule for proved undeveloped reserves from the SEC’s “Modernization of Oil and Gas Reporting” Final Rule.
Discounted Future Net Cash Flows (Unaudited)
The following tables present the estimated future cash flows, and changes therein, from Gulfport’s proven oil and gas reserves as of December 31, 2012, 2011 and 2010 using an unweighted average first-of-the-month price for the period January through December for 2012, 2011 and 2010.
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Unaudited)

	Year ended December 31,
	2012	2011	2010
Future cash flows	$954,833,000	$1,594,050,000	$1,479,295,000
Future development and abandonment costs	(159,113,000)	(306,810,000)	(301,651,000)
Future production costs	(147,024,000)	(295,383,000)	(305,814,000)
Future production taxes	(89,175,000)	(124,739,000)	(136,323,000)
Future income taxes	(114,867,000)	(229,649,000)	(159,171,000)
Future net cash flows	444,654,000	637,469,000	576,336,000
10% discount to reflect timing of cash flows	(96,013,000)	(260,788,000)	(260,849,000)
Standardized measure of discounted future net cash flows	$348,641,000	$376,681,000	$315,487,000

In order to develop its proved undeveloped reserves according to the drilling schedule used by the engineers in Gulfport’s reserve report, the Company will need to spend $82,772,000, $16,416,000 and $4,335,000 during years 2013, 2014 and 2015, respectively.
Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Unaudited)

	Year ended December 31,
	2012	2011	2010
Sales and transfers of oil and gas produced, net of production costs	$(194,893,000)	$(181,723,000)	$(96,056,000)
Net changes in prices, production costs, and development costs	108,941,000	136,071,000	122,147,000
Acquisition of oil and gas reserves in place	—	72,000	63,043,000
Extensions and discoveries	151,654,000	107,110,000	88,227,000
Revisions of previous quantity estimates, less related production costs	(10,504,000)	(112,553,000)	(89,155,000)
Sales of reserves in place	(214,867,000)	—	—
Accretion of discount	37,668,000	31,549,000	24,077,000
Net changes in income taxes	25,585,000	(36,674,000)	(54,879,000)
Change in production rates and other	68,376,000	117,342,000	17,309,000
Total change in standardized measure of discounted future net cash flows	$(28,040,000)	$61,194,000	$74,713,000

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
The following table summarizes quarterly financial data for the years ended December 31, 2012 and 2011:

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$65,461,000	$66,325,000	$60,537,000	$56,603,000
Income from operations	27,263,000	25,947,000	18,178,000	25,875,000
Income tax expense	—	—	15,514,000	10,849,000
Net income	26,869,000	25,117,000	502,000	15,883,000
Income per share:
Basic	$0.48	$0.45	$0.01	$0.28
Diluted	$0.48	$0.45	$0.01	$0.28

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$46,638,000	$55,589,000	$58,081,000	$68,946,000
Income from operations	22,105,000	28,156,000	29,118,000	31,585,000
Income tax expense (benefit)	—	1,000	—	(91,000)
Net income	21,174,000	27,265,000	29,009,000	30,974,000
Income per share:
Basic	$0.47	$0.57	$0.58	$0.59
Diluted	$0.47	$0.57	$0.57	$0.59

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
As discussed in Note 8 above, the Company issued and sold 11,750,000 shares of its common stock in an underwritten public offering on December 24, 2012 which included the partial exercise of an over-allotment option for 1,650,000 shares granted to the underwriters, which option was exercised to the extent of 750,000 shares. The underwriters subsequently exercised their option to purchase the remaining 900,000 additional shares of common stock subject to the over-allotment option in a second closing, which occurred on January 7, 2013. The net proceeds from the equity offering (including the net proceeds from the sale of the shares of common stock to the underwriters under their over-allotment option) were approximately $460.7 million. The Company used a portion of these net proceeds to fund the acquisition of approximately 37,000 net acres in the Utica Shale in Eastern Ohio, as described above in Note 2 and for general corporate purposes, including the funding of a portion of its 2013 capital development plan.
On February 15, 2013, the Company completed the sale of an aggregate of 8,912,500 shares of its common stock in an underwritten public offering at a public offering price of $38.00 per share less the underwriting discount. The Company received aggregate net proceeds of approximately $325.8 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used a portion of the net proceeds from this equity offering to fund its acquisition of additional Utica Shale acreage as described below, and intends to use the balance for general corporate purposes, including the funding of a portion of its 2013 capital development plan.
On February 15, 2013, the Company completed an acquisition for approximately 22,000 net acres in the Utica Shale in Eastern Ohio. The purchase price was approximately $220 million, subject to certain adjustments. This acquisition excluded the seller's interest in 14 existing wells and 16 proposed future wells together with certain acreage surrounding these wells. The Company acquired its initial acreage in the Utica Shale in February 2011 and subsequently acquired additional acreage in the area. Through a prior transaction in December 2012 discussed in Note 2, the Company acquired approximately 37,000 net acres in the Utica Shale, which increased the Company's working interest in the acreage to 77.7%. Through the February 2013 transaction, the Company acquired an additional approximately 16.2% interest in these leases, increasing its working interest in the acreage to 93.8%. All of the acreage included in this transaction is currently nonproducing and the Company is the operator of all of this acreage, subject to existing development and operating agreements between the parties.

Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Statements
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Shown below are condensed consolidating financial statements for Gulfport Energy Corporation on a stand-alone unconsolidated basis, its combined guarantor subsidiaries and its non-guarantor subsidiary as of March 31, 2013 and for the three months ending March 31, 2013 and 2012. The financial information may not necessarily be indicative or results of operations, cash flows or financial position had the subsidiaries operated as independent entities.
CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts in thousands)

	March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$225,269	$710	$1	$—	$225,980
Accounts receivable - oil and gas	21,495	528	—	—	22,023
Accounts receivable - related parties	35,031	2,031	—	—	37,062
Accounts receivable - intercompany	15,604	—	—	(15,604)	—
Prepaid expenses and other current assets	1,435	—	—	—	1,435
Short-term derivative instruments	343	—	—	—	343
Total current assets	299,177	3,269	1	(15,604)	286,843
Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,927,051	5,368	—	—	1,932,419
Other property and equipment	8,897	27	—	—	8,924
Accumulated depletion, depreciation, amortization and impairment	(688,447)	(20)	—	—	(688,467)
Property and equipment, net	1,247,501	5,375	—	—	1,252,876
Other assets:
Equity investments and investments in subsidiaries	444,422	—	176,196	(169,026)	451,592
Other assets	13,159	—	—	—	13,159
Total other assets	457,581	—	176,196	(169,026)	464,751
Total assets	$2,004,259	$8,644	$176,197	$(184,630)	$2,004,470

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$109,566	$211	$—	$—	$109,777
Accounts payable - intercompany	—	15,495	109	(15,604)	—
Asset retirement obligation - current	780	—	—	—	780
Short-term derivative instruments	9,689	—	—	—	9,689
Deferred tax liability	158	—	—	—	158
Current maturities of long-term debt	152	—	—	—	152
Total current liabilities	120,345	15,706	109	(15,604)	120,556
Asset retirement obligation - long-term	12,560	—	—	—	12,560
Deferred tax liability	45,382	—	—	—	45,382
Long-term debt, net of current maturities	298,921	—	—	—	298,921
Other non-current liabilities	142	—	—	—	142
Total liabilities	477,350	15,706	109	(15,604)	477,561

Stockholders' equity:
Common stock	773	—	—	—	773
Paid-in capital	1,395,288	322	181,878	(182,200)	1,395,288
Accumulated other comprehensive income (loss)	(6,629)	—	(1,125)	1,125	(6,629)
Retained earnings (accumulated deficit)	137,477	(7,384)	(4,665)	12,049	137,477
Total stockholders' equity	1,526,909	(7,062)	176,088	(169,026)	1,526,909
Total liabilities and stockholders' equity	$2,004,259	$8,644	$176,197	$(184,630)	$2,004,470
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$54,662	$338	$—	$—	$55,000

Costs and expenses:
Lease operating expenses	4,998	174	—	—	5,172
Production taxes	7,261	26	—	—	7,287
Depreciation, depletion, and amortization	22,583	—	—	—	22,583
General and administrative	4,378	34	—	—	4,412
Accretion expense	175	—	—	—	175
Loss on sale of assets	427	—	—	—	427
	39,822	234	—	—	40,056

INCOME (LOSS) FROM OPERATIONS	14,840	104	—	—	14,944

OTHER (INCOME) EXPENSE:
Interest expense	3,479	—	—	—	3,479
Interest income	(79)	—	—	—	(79)
(Income) loss from equity method investments and investments in subsidiaries	(61,314)	—	532	(428)	(61,210)
	(57,914)	—	532	(428)	(57,810)

INCOME (LOSS) BEFORE INCOME TAXES	72,754	104	(532)	428	72,754
INCOME TAX EXPENSE	28,195	—	—	—	28,195

NET INCOME (LOSS)	$44,559	$104	$(532)	$428	$44,559
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$65,165	$296	$—	$—	$65,461

Costs and expenses:
Lease operating expenses	5,645	204	—	—	5,849
Production taxes	7,747	22	—	—	7,769
Depreciation, depletion, and amortization	21,395	—	—	—	21,395
General and administrative	2,964	20	25	—	3,009
Accretion expense	176	—	—	—	176
	37,927	246	25	—	38,198

INCOME (LOSS) FROM OPERATIONS	27,238	50	(25)	—	27,263

OTHER (INCOME) EXPENSE:
Interest expense	153	—	—	—	153
Interest income	(27)	—	—	—	(27)
(Income) loss from equity method investments	243	—	278	(253)	268
	369	—	278	(253)	394

INCOME (LOSS) BEFORE INCOME TAXES	26,869	50	(303)	253	26,869
INCOME TAX EXPENSE	—	—	—	—	—

NET INCOME (LOSS)	$26,869	$50	$(303)	$253	$26,869
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$44,559	$104	$(532)	$428	$44,559
Foreign currency translation adjustment	(3,567)	—	(3,567)	3,567	(3,567)
Change in fair value of derivative instruments, net of taxes	(1,430)	—	—	—	(1,430)
Reclassification of settled contracts, net of taxes	1,797	—	—	—	1,797
Other comprehensive income (loss)	(3,200)	—	(3,567)	3,567	(3,200)
Comprehensive income (loss)	$41,359	$104	$(4,099)	$3,995	$41,359
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$26,869	$50	$(303)	$253	$26,869
Foreign currency translation adjustment	939	—	939	(939)	939
Change in fair value of derivative instruments, net of taxes	(10,621)	—	—	—	(10,621)
Reclassification of settled contracts, net of taxes	(100)	—	—	—	(100)
Other comprehensive income (loss)	(9,782)	—	939	(939)	(9,782)
Comprehensive income	$17,087	$50	$636	$(686)	$17,087
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$35,682	$(675)	$—	$—	$35,007

Net cash provided by (used in) investing activities	(332,807)	(410)	(7,529)	7,530	(333,216)

Net cash provided by (used in) financing activities	357,101	—	7,530	(7,530)	357,101

Net increase (decrease) in cash and cash equivalents	59,976	(1,085)	1	—	58,892

Cash and cash equivalents at beginning of period	165,293	1,795	—	—	167,088

Cash and cash equivalents at end of period	$225,269	$710	$1	$—	$225,980
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by operating activities	$69,101	$328	$—	$—	$69,429

Net cash provided by (used in) investing activities	(160,344)	(55)	(67,063)	67,063	(160,399)

Net cash provided by (used in) financing activities	9,966	—	67,063	(67,063)	9,966

Net increase (decrease) in cash and cash equivalents	(81,277)	273	—	—	(81,004)

Cash and cash equivalents at beginning of period	93,124	772	1	—	93,897

Cash and cash equivalents at end of period	$11,847	$1,045	$1	$—	$12,893

CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Shown below are condensed consolidating financial statements for Gulfport Energy Corporation on a stand-alone unconsolidated basis, its combined guarantor subsidiaries and its non-guarantor subsidiary as of December 31, 2012 and 2011 and for the years ending December 31, 2012, 2011 and 2010. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the subsidiaries operated as independent entities.
CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts rounded to nearest thousand)

	December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$165,293,000	$1,795,000	$—	$—	$167,088,000
Accounts receivable - oil and gas	25,070,000	545,000	—	—	25,615,000
Accounts receivable - related parties	33,806,000	1,042,000	—	—	34,848,000
Accounts receivable - intercompany	15,368,000			(15,368,000)	—
Prepaid expenses and other current assets	1,506,000	—	—	—	1,506,000
Short-term derivative instruments	664,000	—	—	—	664,000
Total current assets	241,707,000	3,382,000	—	(15,368,000)	229,721,000

Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,606,172,000	4,918,000	—	—	1,611,090,000
Other property and equipment	8,642,000	20,000	—	—	8,662,000
Accumulated depletion, depreciation, amortization and impairment	(665,864,000)	(20,000)	—	—	(665,884,000)
Property and equipment, net	948,950,000	4,918,000	—	—	953,868,000
Other assets:
Equity investments and investments in subsidiaries	374,209,000	—	172,766,000	(165,491,000)	381,484,000
Other assets	13,295,000	—	—	—	13,295,000
Total other assets	387,504,000	—	172,766,000	(165,491,000)	394,779,000
Deferred tax asset	—	—	—	—	—
Total assets	$1,578,161,000	$8,300,000	$172,766,000	$(180,859,000)	$1,578,368,000

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$110,037,000	$207,000	$—	$—	$110,244,000
Accounts payable - intercompany	—	15,259,000	109,000	(15,368,000)	—
Asset retirement obligation - current	60,000	—	—	—	60,000
Short-term derivative instruments	10,442,000	—	—	—	10,442,000
Current maturities of long-term debt	150,000	—	—	—	150,000
Total current liabilities	120,689,000	15,466,000	109,000	(15,368,000)	120,896,000

Asset retirement obligation - long-term	13,215,000	—	—	—	13,215,000
Deferred tax liability	18,607,000	—	—	—	18,607,000
Long-term debt, net of current maturities	298,888,000	—	—	—	298,888,000
Other non-current liabilities	354,000	—	—	—	354,000
Total liabilities	451,753,000	15,466,000	109,000	(15,368,000)	451,960,000

Stockholders' equity:
Common stock	674,000	—	—	—	674,000
Paid-in capital	1,036,245,000	322,000	174,348,000	(174,670,000)	1,036,245,000
Accumulated other comprehensive income (loss)	(3,429,000)	—	2,442,000	(2,442,000)	(3,429,000)
Retained earnings (accumulated deficit)	92,918,000	(7,488,000)	(4,133,000)	11,621,000	92,918,000
Total stockholders' equity	1,126,408,000	(7,166,000)	172,657,000	(165,491,000)	1,126,408,000
Total liabilities and stockholders' equity	$1,578,161,000	$8,300,000	$172,766,000	$(180,859,000)	$1,578,368,000
CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts rounded to nearest thousand)

	December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$93,124,000	$772,000	$1,000	$—	$93,897,000
Accounts receivable - oil and gas	27,532,000	487,000	—	—	28,019,000
Accounts receivable - related parties	4,731,000	—	—	—	4,731,000
Accounts receivable - intercompany	11,267,000			(11,267,000)	—
Prepaid expenses and other current assets	1,327,000	—	—	—	1,327,000
Short-term derivative instruments	1,601,000	—	—	—	1,601,000
Total current assets	139,582,000	1,259,000	1,000	(11,267,000)	129,575,000

Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,026,017,000	9,737,000	—	—	1,035,754,000
Other property and equipment	8,004,000	20,000	—	—	8,024,000
Accumulated depletion, depreciation, amortization and impairment	(575,122,000)	(20,000)	—	—	(575,142,000)
Property and equipment, net	458,899,000	9,737,000	—	—	468,636,000

Other assets:
Equity investments and investments in subsidiaries	86,426,000	—	69,008,000	(68,610,000)	86,824,000
Other assets	5,123,000	—	—	—	5,123,000
Total other assets	91,549,000	—	69,008,000	(68,610,000)	91,947,000
Deferred tax asset	1,000,000	—	—	—	1,000,000
Total assets	$691,030,000	$10,996,000	$69,009,000	$(79,877,000)	$691,158,000

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$43,744,000	$128,000	$—	$—	$43,872,000
Accounts payable - intercompany	—	11,231,000	36,000	(11,267,000)	—
Asset retirement obligation - current	620,000	—	—	—	620,000
Current maturities of long-term debt	141,000	—	—	—	141,000
Total current liabilities	44,505,000	11,359,000	36,000	(11,267,000)	44,633,000

Asset retirement obligation - long-term	12,033,000	—	—	—	12,033,000
Long-term debt, net of current maturities	2,142,000	—	—	—	2,142,000
Total liabilities	58,680,000	11,359,000	36,000	(11,267,000)	58,808,000

Stockholders' equity:
Common stock	556,000	—	—	—	556,000
Paid-in capital	604,584,000	322,000	70,433,000	(70,755,000)	604,584,000
Accumulated other comprehensive income	2,663,000	—	1,087,000	(1,087,000)	2,663,000
Retained earnings (accumulated deficit)	24,547,000	(685,000)	(2,547,000)	3,232,000	24,547,000
Total stockholders' equity	632,350,000	(363,000)	68,973,000	(68,610,000)	632,350,000
Total liabilities and stockholders' equity	$691,030,000	$10,996,000	$69,009,000	$(79,877,000)	$691,158,000
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$247,637,000	$1,289,000	$—	$—	$248,926,000

Costs and expenses:
Lease operating expenses	23,644,000	664,000	—	—	24,308,000
Production taxes	29,306,000	94,000	—	—	29,400,000
Depreciation, depletion, and amortization	90,749,000	—	—	—	90,749,000
General and administrative	13,602,000	132,000	74,000	—	13,808,000
Accretion expense	698,000	—	—	—	698,000
Gain on sale of asset	(7,300,000)	—	—	—	(7,300,000)
	150,699,000	890,000	74,000	—	151,663,000
INCOME (LOSS) FROM OPERATIONS	96,938,000	399,000	(74,000)	—	97,263,000

OTHER (INCOME) EXPENSE:
Interest expense	7,458,000	—	—	—	7,458,000
Interest income	(72,000)	—	—	—	(72,000)
(Income) loss from equity method investments and subsidiaries	(5,182,000)	—	1,512,000	(4,652,000)	(8,322,000)
	2,204,000	—	1,512,000	(4,652,000)	(936,000)

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	94,734,000	399,000	(1,586,000)	4,652,000	98,199,000
INCOME TAX EXPENSE	26,363,000	—	—	—	26,363,000
INCOME (LOSS) FROM CONTINUING OPERATIONS	68,371,000	399,000	(1,586,000)	4,652,000	71,836,000
DISCONTINUED OPERATIONS	—	3,465,000	—	—	3,465,000
NET INCOME (LOSS)	$68,371,000	$(3,066,000)	$(1,586,000)	$4,652,000	$68,371,000
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$228,281,000	$973,000	$—	$—	$229,254,000

Costs and expenses:
Lease operating expenses	20,168,000	729,000	—	—	20,897,000
Production taxes	26,266,000	67,000	—	—	26,333,000
Depreciation, depletion, and amortization	62,320,000	—	—	—	62,320,000
General and administrative	8,038,000	11,000	25,000	—	8,074,000
Accretion expense	666,000	—	—	—	666,000
	117,458,000	807,000	25,000	—	118,290,000
INCOME (LOSS) FROM OPERATIONS	110,823,000	166,000	(25,000)	—	110,964,000

OTHER (INCOME) EXPENSE:
Interest expense	1,400,000	—	—	—	1,400,000
Interest income	(39,000)	—	(147,000)	—	(186,000)
(Income) loss from equity method investments and subsidiaries	1,130,000	—	1,592,000	(1,304,000)	1,418,000
	2,491,000	—	1,445,000	(1,304,000)	2,632,000

INCOME (LOSS) BEFORE INCOME TAXES	108,332,000	166,000	(1,470,000)	1,304,000	108,332,000
INCOME TAX BENEFIT	(90,000)	—	—	—	(90,000)
NET INCOME (LOSS)	$108,422,000	$166,000	$(1,470,000)	$1,304,000	$108,422,000
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$127,380,000	$541,000	$—	$—	$127,921,000

Costs and expenses:
Lease operating expenses	17,043,000	571,000	—	—	17,614,000
Production taxes	13,929,000	37,000	—	—	13,966,000
Depreciation, depletion, and amortization	38,902,000	5,000	—	—	38,907,000
General and administrative	6,037,000	24,000	2,000	—	6,063,000
Accretion expense	617,000	—	—	—	617,000
	76,528,000	637,000	2,000	—	77,167,000
INCOME (LOSS) FROM OPERATIONS	50,852,000	(96,000)	(2,000)	—	50,754,000

OTHER (INCOME) EXPENSE:
Interest expense	2,761,000	—	—	—	2,761,000
Interest income	(120,000)	—	(267,000)	—	(387,000)
Loss from equity method investments and subsidiaries	808,000	—	740,000	(571,000)	977,000
	3,449,000	—	473,000	(571,000)	3,351,000

INCOME (LOSS) BEFORE INCOME TAXES	47,403,000	(96,000)	(475,000)	571,000	47,403,000
INCOME TAX EXPENSE	40,000	—	—	—	40,000
NET INCOME (LOSS)	$47,363,000	$(96,000)	$(475,000)	$571,000	$47,363,000
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$68,371,000	$(3,066,000)	$(1,586,000)	$4,652,000	$68,371,000
Foreign currency translation adjustment	1,355,000	—	1,355,000	(1,355,000)	1,355,000
Change in fair value of derivative instruments, net of taxes	(8,452,000)	—	—	—	(8,452,000)
Reclassification of settled contracts, net of taxes	1,005,000	—	—	—	1,005,000
Other comprehensive income (loss)	(6,092,000)	—	1,355,000	(1,355,000)	(6,092,000)
Comprehensive income (loss)	$62,279,000	$(3,066,000)	$(231,000)	$3,297,000	$62,279,000
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$108,422,000	$166,000	$(1,470,000)	$1,304,000	$108,422,000
Foreign currency translation adjustment	(1,865,000)	—	(1,865,000)	1,865,000	(1,865,000)
Change in fair value of derivative instruments, net of taxes	1,576,000	—	—	—	1,576,000
Reclassification of settled contracts, net of taxes	4,720,000	—	—	—	4,720,000
Other comprehensive income (loss)	4,431,000	—	(1,865,000)	1,865,000	4,431,000
Comprehensive income (loss)	$112,853,000	$166,000	$(3,335,000)	$3,169,000	$112,853,000
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$47,363,000	$(96,000)	$(475,000)	$571,000	$47,363,000
Foreign currency translation adjustment	2,255,000	—	2,255,000	(2,255,000)	2,255,000
Change in fair value of derivative instruments, net of taxes	(4,720,000)	—	—	—	(4,720,000)
Reclassification of settled contracts, net of taxes	18,736,000	—	—	—	18,736,000
Other comprehensive income	16,271,000	—	2,255,000	(2,255,000)	16,271,000
Comprehensive income (loss)	$63,634,000	$(96,000)	$1,780,000	$(1,684,000)	$63,634,000
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$195,734,000	$3,425,000	$(1,000)	$—	$199,158,000

Net cash provided by (used) in investing activities	(838,177,000)	(2,402,000)	(103,915,000)	103,915,000	(840,579,000)

Net cash provided by (used in) financing activities	714,612,000	—	103,915,000	(103,915,000)	714,612,000

Net increase (decrease) in cash and cash equivalents	72,169,000	1,023,000	(1,000)	—	73,191,000

Cash and cash equivalents at beginning of period	93,124,000	772,000	1,000	—	93,897,000

Cash and cash equivalents at end of period	$165,293,000	$1,795,000	$—	$—	$167,088,000
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by operating activities	$154,329,000	$3,808,000	$1,000	$—	$158,138,000

Net cash provided by (used in) investing activities	(320,203,000)	(3,045,000)	(25,858,000)	25,858,000	(323,248,000)

Net cash provided by (used in) financing activities	256,539,000	—	25,858,000	(25,858,000)	256,539,000

Net increase in cash and cash equivalents	90,665,000	763,000	1,000	—	91,429,000

Cash and cash equivalents at beginning of period	2,459,000	9,000	—	—	2,468,000

Cash and cash equivalents at end of period	$93,124,000	$772,000	$1,000	$—	$93,897,000
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$81,651,000	$4,184,000	$—	$—	$85,835,000

Net cash provided by (used in) investing activities	(101,042,000)	(4,273,000)	(3,719,000)	3,719,000	(105,315,000)

Net cash provided by (used in) financing activities	20,224,000	—	3,719,000	(3,719,000)	20,224,000

Net increase (decrease) in cash and cash equivalents	833,000	(89,000)	—	—	744,000

Cash and cash equivalents at beginning of period	1,626,000	98,000	—	—	1,724,000

Cash and cash equivalents at end of period	$2,459,000	$9,000	$—	$—	$2,468,000

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business
Business
Gulfport Energy Corporation (“Gulfport” or the “Company”) is an independent oil and gas exploration, development and production company with its principal properties located in the Louisiana Gulf Coast, the Utica Shale in Eastern Ohio and in Western Colorado in the Niobrara Formation and has investments in companies operating in the Permian Basin in West Texas, Canada and Thailand.

Cash And Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents for purposes of the statement of cash flows.
Principles Of Consolidation
Principles of Consolidation
The consolidated financial statements include the Company and its wholly owned subsidiaries, Grizzly Holdings Inc., Jaguar Resources LLC, Gator Marine, Inc., Gator Marine Ivanhoe, Inc., Westhawk Minerals LLC and Puma Resources, Inc. All intercompany balances and transactions are eliminated in consolidation.

Accounts Receivable
Accounts Receivable
The Company’s accounts receivable—oil and gas primarily are from companies in the oil and gas industry. The majority of its receivables are from two purchasers of the Company’s oil and gas. Credit is extended based on evaluation of a customer’s payment history and, generally, collateral is not required. Accounts receivable are due within 30 days and are stated at amounts due from customers, net of an allowance for doubtful accounts when the Company believes collection is doubtful. Accounts outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the customer’s current ability to pay its obligation to the Company, amounts which may be obtained by an offset against production proceeds due the customer and the condition of the general economy and the industry as a whole. The Company writes off specific accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts.

Oil And Gas Properties
Oil and Gas Properties
The Company uses the full cost method of accounting for oil and gas operations. Accordingly, all costs, including nonproductive costs and certain general and administrative costs directly associated with acquisition, exploration and development of oil and gas properties, are capitalized. Under the full cost method of accounting, the Company is required to perform a ceiling test each quarter. The test determines a limit, or ceiling, on the book value of the oil and gas properties. Net capitalized costs are limited to the lower of unamortized cost net of deferred income taxes or the cost center ceiling. The cost center ceiling is defined as the sum of (a) estimated future net revenues, discounted at 10% per annum, from proved reserves, based on the 12-month unweighted average of the first-day-of-the-month price for 2012, 2011 and 2010, adjusted for any contract provisions or financial derivatives, if any, that hedge the Company’s oil and natural gas revenue, and excluding the estimated abandonment costs for properties with asset retirement obligations recorded on the balance sheet, (b) the cost of properties not being amortized, if any, and (c) the lower of cost or market value of unproved properties included in the cost being amortized, including related deferred taxes for differences between the book and tax basis of the oil and natural gas properties. If the net book value, including related deferred taxes, exceeds the ceiling, an impairment or noncash writedown is required.
Such capitalized costs, including the estimated future development costs and site remediation costs of proved undeveloped properties are depleted by an equivalent units-of-production method, converting gas to barrels at the ratio of six Mcf of gas to one barrel of oil. No gain or loss is recognized upon the disposal of oil and gas properties, unless such dispositions significantly alter the relationship between capitalized costs and proven oil and gas reserves. Oil and gas properties not subject to amortization consist of the cost of unproved leaseholds and totaled $626,295,000 and $138,623,000 at December 31, 2012 and December 31, 2011, respectively. These costs are reviewed quarterly by management for impairment. If impairment has occurred, the portion of cost in excess of the current value is transferred to the cost of oil and gas properties subject to amortization. Factors considered by management in its impairment assessment include drilling results by Gulfport and other operators, the terms of oil and gas leases not held by production, and available funds for exploration and development.
The Company accounts for its abandonment and restoration liabilities under FASB ASC Topic 410, “Asset Retirement and Environmental Obligations” (“FASB ASC 410”), which requires the Company to record a liability equal to the fair value of the estimated cost to retire an asset. The asset retirement liability is recorded in the period in which the obligation meets the definition of a liability, which is generally when the asset is placed into service. When the liability is initially recorded, the Company increases the carrying amount of oil and natural gas properties by an amount equal to the original liability. The liability is accreted to its present value each period, and the capitalized cost is included in capitalized costs and depreciated consistent with depletion of reserves. Upon settlement of the liability or the sale of the well, the liability is reversed. These liability amounts may change because of changes in asset lives, estimated costs of abandonment or legal or statutory remediation requirements.

Other Property And Equipment	Other Property and Equipment Depreciation of other property and equipment is provided on a straight-line basis over the estimated useful lives of the related assets, which range from 3 to 30 years.
Foreign Currency
Foreign Currency
The U.S. dollar is the functional currency for Gulfport’s consolidated operations. However, the Company has an equity investment in a Canadian entity whose functional currency is the Canadian dollar. The assets and liabilities of the Canadian investment are translated into U.S. dollars based on the current exchange rate in effect at the balance sheet dates. Canadian income and expenses are translated at average rates for the periods presented. Translation adjustments have no effect on net income and are included in accumulated other comprehensive income in stockholders’ equity. The following table presents the balances of the Company’s cumulative translation adjustments included in accumulated other comprehensive income.

Net Income Per Common Share
Net Income per Common Share
Basic net income per common share is computed by dividing income attributable to common stock by the weighted average number of common shares outstanding for the period. Diluted net income per common share reflects the potential dilution that could occur if options or other contracts to issue common stock were exercised or converted into common stock. Potential common shares are not included if their effect would be anti-dilutive. Calculations of basic and diluted net income per common share are illustrated in Note 12.

Income Taxes
Income Taxes
Gulfport uses the asset and liability method of accounting for income taxes, under which deferred tax assets and liabilities are recognized for the future tax consequences of (1) temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and (2) operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income during the period the rate change is enacted. Deferred tax assets are recognized as income in the year in which realization becomes determinable. A valuation allowance is provided for deferred tax assets when it is more likely than not the deferred tax assets will not be realized.
The Company is subject to U.S. federal income tax as well as income tax of multiple jurisdictions. The Company’s 1998 – 2012 U.S. federal and state income tax returns remain open to examination by tax authorities, due to net operating losses. As of December 31, 2012, the Company has no unrecognized tax benefits that would have a material impact on the effective rate. The Company recognizes interest and penalties related to income tax matters as interest expense and general and administrative expenses, respectively. For the year ended December 31, 2012, there is no interest or penalties associated with uncertain tax positions in the Company’s consolidated financial statements.

Revenue Recognition
Revenue Recognition
Gas revenues are recorded in the month produced and delivered to the purchaser using the entitlement method, whereby any production volumes received in excess of the Company’s ownership percentage in the property are recorded as a liability. If less than Gulfport’s entitlement is received, the underproduction is recorded as a receivable. At December 31, 2012, the Company had a gas imbalance liability of approximately $354,000. At December 31, 2011, the Company had no imbalances. Oil revenues are recognized when ownership transfers, which occurs in the month produced.

Investments-Equity Method
Investments—Equity Method
Investments in entities greater than 20% and less than 50% are accounted for under the equity method. Under the equity method, the Company’s share of investees’ earnings or loss is recognized in the statement of operations. In accordance with FASB ASC 825, "Financial Instruments," the Company has elected the fair value option of accounting for its equity method investment in Diamondback Energy Inc.'s ("Diamondback") stock. At the end of each reporting period, the quoted closing market price of Diamondback's stock is multiplied by the total shares owned by the Company and the resulting gain or loss is recognized in (income) loss from equity method investments in the consolidated statements of operations.
The Company reviews its investments to determine if a loss in value which is other than a temporary decline has occurred. If such loss has occurred, the Company recognizes an impairment provision. There was no impairment of equity method investments at December 31, 2012 or 2011.

Accounting For Stock-Based Compensation
Accounting for Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with the provisions of FASB ASC Topic 718, “Compensation—Stock Compensation” (“FASB ASC 718”). FASB ASC 718 requires share-based payments to employees, including grants of employee stock options and restricted stock, to be recognized as equity or liabilities at the fair value on the date of grant and to be expensed over the applicable vesting period.

Accounting For Derivative Instruments And Hedging Activities
Accounting for Derivative Instruments and Hedging Activities
The Company may seek to reduce its exposure to unfavorable changes in oil prices by utilizing energy swaps and collars, or fixed-price contracts. The Company follows the provisions of FASB ASC 815, “Derivatives and Hedging” (“FASB ASC 815”) as amended. It requires that all derivative instruments be recognized as assets or liabilities in the balance sheet, measured at fair value.
The Company estimates the fair value of all derivative instruments using established index prices and other sources. These values are based upon, among other things, futures prices, correlation between index prices and the Company’s realized prices, time to maturity and credit risk. The values reported in the consolidated financial statements change as these estimates are revised to reflect actual results, changes in market conditions or other factors.
The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Designation is established at the inception of a derivative, but re-designation is permitted. For derivatives designated as cash flow hedges and meeting the effectiveness guidelines of FASB ASC 815, changes in fair value are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings. Hedge effectiveness is measured at least quarterly based on the relative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings.

Use Of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Significant estimates with regard to these financial statements include the estimate of proved oil and gas reserve quantities and the related present value of estimated future net cash flows there from, the amount and timing of asset retirement obligations, the realization of deferred tax assets and the realization of future net operating loss carryforwards available as reductions of income tax expense. The estimate of the Company’s oil and gas reserves is used to compute depletion, depreciation, amortization and impairment of oil and gas properties.

Reclassification	ReclassificationCertain reclassifications have been made to prior period financial statements to conform to current period presentation.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," which requires additional information about amounts reclassified out of accumulated other comprehensive income by component. This ASU requires the presentation, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, a cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The requirements of this ASU are effective prospectively for reporting periods beginning after December 15, 2012 with early adoption permitted. The Company will adopt the provisions of this ASU for reporting periods in 2013 and does not expect the adoption of this ASU to have a material effect on its consolidated financial statements.
In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” which provides amendments to FASB ASC Topic 820, “Fair Value Measurements and Disclosure” (“FASB ASC 820”). The purpose of the amendments in this update is to create common fair value measurement and disclosure requirements between GAAP and IFRS. The amendments change certain fair value measurement principles and enhance the disclosure requirements. The amendments to FASB ASC 820 were effective for interim and annual periods beginning after December 15, 2011. Adoption of this ASU for reporting periods in 2012 had no impact on the Company's financial position or results of operations.
In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income: Presentation of Comprehensive Income,” which provides amendments to FASB ASC Topic 220, “Comprehensive Income” (“FASB ASC 220”). The purpose of the amendments in this update is to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. The amendments eliminate the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity and require an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The amendments to FASB ASC 220 were effective for interim and annual periods beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this ASU for reporting periods in 2012 and reports the components of net income and the components of other comprehensive income in two separate but consecutive statements. Adoption of this ASU had no impact on the Company's financial position or results of operations.

Fair Value of Financia Instruments, Policy
The carrying amounts on the accompanying consolidated balance sheet for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and current and long-term debt related to the building loans are carried at cost, which approximates market value.
At December 31, 2012 the carrying value of the outstanding debt represented by the Notes was $296,895,000, including the remaining unamortized discount of approximately $3,595,000 related to the October Notes and the remaining unamortized premium of approximately $490,000 related to the December Notes. Based on the quoted market price, the fair value of the Notes was determined to be approximately $308,250,000 at December 31, 2012.
The fair value of the derivative instruments is computed based on the difference between the prices provided by the fixed-price contracts and forward market prices as of the specified date, as adjusted for basis differentials. Forward market prices for oil are dependent upon supply and demand factors in such forward market and are subject to significant volatility.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Cumulative Translation Adjustments Included In Accumulated Other Comprehensive Income
The following table presents the balances of the Company’s cumulative translation adjustments included in accumulated other comprehensive income.

December 31, 2009	$696,000
December 31, 2010	$2,952,000
December 31, 2011	$1,087,000
December 31, 2012	$2,442,000

Property And Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equipment
The major categories of property and equipment and related accumulated depletion, depreciation, amortization and impairment as of March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013	December 31, 2012
	(In thousands)
Oil and natural gas properties	$1,932,419	$1,611,090
Office furniture and fixtures	4,738	4,476
Building	3,926	3,926
Land	260	260
Total property and equipment	1,941,343	1,619,752
Accumulated depletion, depreciation, amortization and impairment	(688,467)	(665,884)
Property and equipment, net	$1,252,876	$953,868

The major categories of property and equipment and related accumulated depletion, depreciation, amortization and impairment as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Oil and natural gas properties	$1,611,090,000	$1,035,754,000
Office furniture and fixtures	4,476,000	3,692,000
Building	3,926,000	4,049,000
Land	260,000	283,000
Total property and equipment	1,619,752,000	1,043,778,000
Accumulated depletion, depreciation, amortization and impairment	(665,884,000)	(575,142,000)
Property and equipment, net	$953,868,000	$468,636,000

Summary Of Oil And Gas Properties Not Subject To Amortization
The following table summarizes the Company’s non-producing properties excluded from amortization by area at March 31, 2013:

March 31, 2013
(In thousands)
Colorado	$6,088
Bakken	301
Southern Louisiana	789
Ohio	862,655
Other	46
$869,879

The following is a summary of Gulfport’s oil and gas properties not subject to amortization as of December 31, 2012:

	Costs Incurred in
	2012	2011	2010	Prior to 2010	Total
Acquisition costs	$512,636,000	$112,591,000	$661,000	$407,000	$626,295,000
Exploration costs	—	—	—	—	—
Development costs	—	—	—	—	—
Total oil and gas properties not subject to amortization	$512,636,000	$112,591,000	$661,000	$407,000	$626,295,000

Schedule Of Asset Retirement Obligation
A reconciliation of the Company's asset retirement obligation for the three months ended March 31, 2013 and 2012 is as follows:

	March 31, 2013	March 31, 2012
	(In thousands)
Asset retirement obligation, beginning of period	$13,275	$12,653
Liabilities incurred	670	598
Liabilities settled	(780)	(531)
Accretion expense	175	176
Asset retirement obligation as of end of period	13,340	12,896
Less current portion	780	620
Asset retirement obligation, long-term	$12,560	$12,276

A reconciliation of the asset retirement obligation for the years ended December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Asset retirement obligation, beginning of period	$12,653,000	$10,845,000
Liabilities incurred	2,195,000	1,390,000
Liabilities settled	(2,271,000)	(248,000)
Accretion expense	698,000	666,000
Asset retirement obligation as of end of period	13,275,000	12,653,000
Less current portion	60,000	620,000
Asset retirement obligation, long-term	$13,215,000	$12,033,000

Equity Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Investments Accounted For By The Equity Method
Investments accounted for by the equity method consist of the following as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Investment in Tatex Thailand II, LLC	$15	$203
Investment in Tatex Thailand III, LLC	8,639	8,657
Investment in Grizzly Oil Sands ULC	176,196	172,766
Investment in Bison Drilling and Field Services LLC	13,988	13,518
Investment in Muskie Holdings LLC	7,702	7,320
Investment in Timber Wolf Terminals LLC	870	878
Investment in Windsor Midstream LLC	9,887	9,503
Investment in Stingray Pressure Pumping LLC	15,718	13,265
Investment in Stingray Cementing LLC	3,088	3,110
Investment in Blackhawk Midstream LLC	—	—
Investment in Stingray Logistics LLC	928	947
Investment in Diamondback Energy LLC	212,413	151,317
Investment in Stingray Energy Services LLC	2,148	—
	$451,592	$381,484

Investments accounted for by the equity method consist of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Investment in Tatex Thailand II, LLC	$203,000	$1,030,000
Investment in Tatex Thailand III, LLC	8,657,000	8,282,000
Investment in Grizzly Oil Sands ULC	172,766,000	69,008,000
Investment in Bison Drilling and Field Services LLC	13,518,000	6,366,000
Investment in Muskie Holdings LLC	7,320,000	2,138,000
Investment in Timber Wolf Terminals LLC	878,000	—
Investment in Windsor Midstream LLC	9,503,000	—
Investment in Stingray Pressure Pumping LLC	13,265,000	—
Investment in Stingray Cementing LLC	3,110,000	—
Investment in Blackhawk Midstream LLC	—	—
Investment in Stingray Logistics LLC	947,000	—
Investment in Diamondback Energy LLC	151,317,000	—
	$381,484,000	$86,824,000

Equity Method Investment, Balance Sheet Summary
The table below summarizes balance sheet information for Diamondback as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Current assets	$34,516	$50,275
Noncurrent assets	$613,947	$556,426
Current liabilities	$76,336	$79,232
Noncurrent liabilities	$104,093	$65,401

Equity Method Investment, Income Statement Summary
The table below summarizes the results of operations for Diamondback three months ended March 31, 2013 and 2012, respectively:

	Three Months Ended March 31,
	2013	2012
	(In thousands)
Gross revenue	$28,909	$16,351
Income from operations	$8,662	$6,737
Net income	$5,396	$1,477

Grizzly Oil Sands ULC [Member]
Schedule of Equity Method Investments [Line Items]
Investments Accounted For By The Equity Method
The tables below summarize financial information for Grizzly as of December 31, 2012, 2011 and 2010:
Summarized balance sheet information:

	December 31,
	2012	2011
Current assets	$30,098,000	$21,247,000
Noncurrent assets	$720,550,000	$284,361,000
Current liabilities	$42,547,000	$25,984,000
Noncurrent liabilities	$14,515,000	$1,780,000
Summarized results of operations:

	December 31,
	2012	2011	2010
Gross revenue	$—	$—	$—
Net loss	$6,050,000	$6,605,000	$3,234,000

Diamondback Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investments Accounted For By The Equity Method
The tables below summarize financial information for Diamondback as of December 31, 2012, 2011 and 2010:
Summarized balance sheet information:

	December 31,
	2012	2011
Current assets	$50,275,000	$30,812,000
Noncurrent assets	$556,426,000	$232,766,000
Current liabilities	$79,232,000	$42,298,000
Noncurrent liabilities	$65,401,000	$92,243,000

Summarized results of operations:

	December 31,
	2012	2011	2010
Gross revenue	$74,962,000	$49,366,000	$27,253,000
Income from operations	$17,307,000	$15,147,000	$9,181,000
Net income (loss)	$(36,521,000)	$(386,000)	$8,231,000

Other Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Assets, Noncurrent Disclosure [Abstract]
Schedule Of Other Assets
Other assets consist of the following as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Plugging and abandonment escrow account on the WCBB properties (Note 11)	$3,113	$3,113
Certificates of Deposit securing letter of credit	275	275
Prepaid drilling costs	626	515
Loan commitment fees	9,141	9,388
Deposits	4	4
	$13,159	$13,295

Other assets consist of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Plugging and abandonment escrow account on the WCBB properties (Note 16)	$3,113,000	$3,121,000
Certificates of Deposit securing letter of credit	275,000	275,000
Prepaid drilling costs	515,000	228,000
Loan commitment fees	9,388,000	1,495,000
Deposits	4,000	4,000
	$13,295,000	$5,123,000

Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Break-Down Of Long-Term Debt
Long-term debt consisted of the following items as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Revolving credit agreement (1)	$—	$—
Building loans (2)	2,107	2,143
7.75% senior unsecured notes due 2020 (3)	300,000	300,000
Unamortized original issue (discount) premium, net (4)	(3,034)	(3,105)
Less: current maturities of long term debt	(152)	(150)
Debt reflected as long term	$298,921	$298,888

A break-down of long-term debt as of December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Revolving credit agreement (1)	$—	$—
Building loans (2)	2,143,000	2,283,000
7.75% senior unsecured notes due 2020 (3)	300,000,000	—
Unamortized original issue (discount) premium, net (4)	(3,105,000)	—
Less: current maturities of long term debt	(150,000)	(141,000)
Debt reflected as long term	$298,888,000	$2,142,000

Maturities of Long-Term Debt	Maturities of long-term debt (excluding premiums and discounts) as of December 31, 2012 are as follows:

2013	$150,000
2014	158,000
2015	168,000
2016	1,667,000
2017	—
Thereafter	300,000,000
Total	$302,143,000

Schedule of Interest
The following schedule shows the components of interest expense at December 31, 2012 and 2011:

	December 31,
	2012	2011
Cash paid for interest	$1,404,000	$963,000
Change in accrued interest	4,155,000	(132,000)
Write-off of deferred loan costs	1,143,000	—
Amortization of loan costs	640,000	540,000
Amortization of note discount and premium	59,000	—
Other	57,000	29,000
Total interest expense	$7,458,000	$1,400,000

Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Summary Of Stock Option Activity
A summary of the status of stock options and related activity for the three months ended March 31, 2013 is presented below:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Options outstanding at December 31, 2012	335,241	$6.37	2.39	$10,678
Granted	—	—
Exercised	—	—
Forfeited/expired	—	—
Options outstanding at March 31, 2013	335,241	$6.37	2.14	$13,229
Options exercisable at March 31, 2013	335,241	$6.37	2.14	$13,229

A summary of the status of stock options and related activity for the years ended December 31, 2012, 2011 and 2010 are presented below:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding at December 31, 2009	508,630	$7.14	5.38	$2,192,000
Granted	—	—
Exercised	(48,889)	6.46		545,000
Forfeited/expired	(1,500)	2.00
Options outstanding at December 31, 2010	458,241	7.23	4.48	$6,621,000
Granted	—	—
Exercised	(102,000)	9.74		2,308,000
Forfeited/expired	—	—
Options outstanding at December 31, 2011	356,241	6.51	3.41	$8,172,000
Granted	—	—
Exercised	(21,000)	8.80		628,000
Forfeited/expired	—	—
Options outstanding at December 31, 2012	335,241	$6.37	2.39	$10,678,000
Options exercisable at December 31, 2012	335,241	$6.37	2.39	$10,678,000

Summary Of Stock Option Plans By Exercise Price
The following table summarizes information about the stock options outstanding at March 31, 2013:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (in years)	Number Exercisable
$3.36	205,241	1.81	205,241
$9.07	5,000	2.44	5,000
$11.20	125,000	2.67	125,000
	335,241		335,241

The following table summarizes information about the stock options outstanding at December 31, 2012:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (in years)	Number Exercisable
$3.36	205,241	2.06	205,241
$9.07	5,000	2.69	5,000
$11.20	125,000	2.92	125,000
	335,241		335,241

Summary Of Restricted Stock Award And Unit Activity
The following table summarizes restricted stock activity for the three months ended March 31, 2013:

	Number of Unvested Restricted Shares	Weighted Average Grant Date Fair Value
Unvested shares as of December 31, 2012	245,831	$31.88
Granted	178,500	35.80
Vested	(35,221)	36.12
Forfeited	—	—
Unvested shares as of March 31, 2013	389,110	$33.29

The following table summarizes restricted stock activity for the twelve months ended December 31, 2012, 2011 and 2010:

	Number of Unvested Restricted Shares	Weighted Average Grant Date Fair Value
Unvested shares as of December 31, 2009	60,244	$6.01
Granted	111,667	12.94
Vested	(58,525)	8.17
Forfeited	—	—
Unvested shares as of December 31, 2010	113,386	$11.72
Granted	153,332	$31.15
Vested	(63,370)	12.87
Forfeited	—	—
Unvested shares as of December 31, 2011	203,348	$26.02
Granted	196,832	$35.87
Vested	(135,015)	29.59
Forfeited	(19,334)	26.81
Unvested shares as of December 31, 2012	245,831	$31.88

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense (Benefit)
The income tax provision for continuing operations consists of the following:

	2012	2011	2010
Current:
State	$84,000	$—	$40,000
Federal	646,000	282,000	95,000
Deferred:
State	2,214,000	—	—
Federal	23,419,000	(372,000)	(95,000)
Total income tax expense (benefit) provision from continuing operations	$26,363,000	$(90,000)	$40,000

Reconciliation Of Statutory Federal Income Tax Amount
A reconciliation of the statutory federal income tax amount to the recorded expense follows:

	2012	2011	2010
Income from continuing operations before federal income taxes	$98,199,000	$108,332,000	$47,403,000
Expected income tax at statutory rate	34,370,000	37,916,000	16,591,000
State income taxes	1,493,000	4,227,000	2,378,000
Other differences	292,000	(146,000)	(111,000)
Changes in valuation allowance	(9,792,000)	(42,087,000)	(18,818,000)
Income tax expense (benefit) recorded for continuing operations	$26,363,000	$(90,000)	$40,000

Schedule Of Deferred Tax Assets And Liabilities
The tax effects of temporary differences and net operating loss carryforwards, which give rise to deferred tax assets and liabilities at December 31, 2012, 2011 and 2010 are estimated as follows:

	2012	2011	2010
Deferred tax assets:
Net operating loss carryforward	$1,513,000	$40,880,000	$20,967,000
Oil and gas property basis difference	—	—	32,054,000
FASB ASC 718 compensation expense	762,000	520,000	347,000
Investment in pass through entities	—	78,000	722,000
AMT credit	1,643,000	1,000,000	693,000
Non-oil and gas property basis difference	—	103,000	279,000
Charitable contributions carryover	5,000	3,000	—
Unrealized gain on hedging activities	3,836,000	—	—
Foreign tax credit carryforwards	2,074,000	—	—
State net operating loss carryover	4,315,000	6,410,000	—
Total deferred tax assets	14,148,000	48,994,000	55,062,000
Valuation allowance for deferred tax assets	(4,629,000)	(12,347,000)	(54,434,000)
Deferred tax assets, net of valuation allowance	9,519,000	36,647,000	628,000
Deferred tax liabilities:
Oil and gas property basis difference	15,049,000	35,637,000	—
Investment in pass through entities	3,618,000	—	—
Non-oil and gas property basis difference	227,000	—	—
Investment in nonconsolidated affiliates	9,232,000	—	—
Unrealized gain on hedging activities	—	10,000	—
Total deferred tax liabilities	28,126,000	35,647,000	—
Net deferred tax asset (liability)	$(18,607,000)	$1,000,000	$628,000

Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Reconciliation
A reconciliation of the components of basic and diluted net income per common share is presented in the table below:

	Three Months Ended March 31,
	2013			2012
	Income	Shares	Per Share	Income	Shares	Per Share
	(In thousands, except share data)
Basic:
Net income	$44,559	72,830,215	$0.61	$26,869	55,626,208	$0.48
Effect of dilutive securities:
Stock options and awards	—	504,633		—	621,401
Diluted:
Net income	$44,559	73,334,848	$0.61	$26,869	56,247,609	$0.48

A reconciliation of the components of basic and diluted net income per common share is presented in the table below:

	2012			2011			2010
	Income	Shares	Per Share	Income	Shares	Per Share	Income	Shares	Per Share
Basic:
Net income	$68,371,000	55,933,354	$1.22	$108,422,000	48,754,840	$2.22	$47,363,000	43,863,190	$1.08
Effect of dilutive securities:
Stock options and awards	—	484,134		—	452,123		—	392,902
Diluted:
Net income	$68,371,000	56,417,488	$1.21	$108,422,000	49,206,963	$2.20	$47,363,000	44,256,092	$1.07

Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule Of Derivative Instruments	At March 31, 2013, the Company had the following fixed price swaps in place:

	Daily Volume (Bbls/day)	Weighted Average Price
April - June 2013	5,000	$101.96
July - December 2013	5,000	$99.86
At December 31, 2012, the Company had the following fixed price swaps in place:

	Daily Volume (Bbls/day)	Weighted Average Price
January - December 2013	5,000	$100.90

Schedule Of Derivative Instruments In Statement Of Financial Position
At March 31, 2013 the fair value of derivative assets related to the fixed price swaps was as follows:

(In thousands)
Short-term derivative instruments - asset	$343
Short-term derivative instruments - liability	$9,689

At December 31, 2012 the fair value of derivative assets related to the fixed price swaps was as follows:

Short-term derivative instruments - asset	$664,000
Short-term derivative instruments - liability	$10,442,000

At December 31, 2011, the fair value of derivative assets related to the fixed price swaps was as follows:

Short-term derivative instruments - asset	$1,601,000

Schedule Of Cash Flow Hedges
Amounts reclassified out of accumulated other comprehensive income (loss) into earnings as a component of oil and condensate sales for the three months ended March 31, 2013 and 2012 are presented below.

	Three Months Ended March 31,
	2013	2012
	(In thousands)
(Reduction) addition to oil and condensate sales	$(2,957)	$100

Amounts reclassified out of accumulated other comprehensive income into earnings as a component of oil and condensate sales for the years ended December 31, 2012 and 2011 are presented below.

	Year ended December 31,
	2012	2011
(Reduction) addition to oil and condensate sales	$(1,517,000)	$(4,720,000)

Schedule Of Cumulative Hedging Activities Included In Accumulated Other Comprehensive Income
The following table presents the balances of the Company’s cumulative hedging activities included in other comprehensive income.

December 31, 2009	$(18,736,000)
December 31, 2010	$(4,720,000)
December 31, 2011	$1,576,000
December 31, 2012	$(9,660,000)

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
The following tables summarize the Company’s financial and non-financial liabilities by FASB ASC 820 valuation level as of March 31, 2013:

	As of March 31, 2013
	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Fixed price swaps	$—	$343	$—
Equity investment in Diamondback	212,413	—	—
Liabilities:
Fixed price swaps	$—	$9,689	$—

The following tables summarize the Company’s financial and non-financial liabilities by FASB ASC 820 valuation level as of December 31, 2012 and 2011:

	December 31, 2012
	Level 1	Level 2	Level 3
Assets:
Fixed price swaps	$—	$664,000	$—
Equity investment in Diamondback	151,317,000	—	—
Liabilities:
Fixed price swaps	$—	$10,442,000	$—

	December 31, 2011
	Level 1	Level 2	Level 3
Assets:
Fixed price swaps	$—	$1,601,000	$—
Liabilities:
Fixed price swaps	$—	$—	$—

Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments [Abstract]
Schedule of Future Minimum Lease Commitments
The Company leases office facilities under non-cancellable operating leases exceeding one year. Future minimum lease commitments under these leases at March 31, 2013 are as follows:

March 31, 2013
(In thousands)
Remaining 2013	$134
2014	178
2015	127
2016	68
2017	34
Thereafter	—
Total	$541
Future minimum lease commitments under these leases at December 31, 2012 are as follows:

2013	$179,000
2014	178,000
2015	127,000
2016	68,000
2017	34,000
Thereafter	—
Total	$586,000

Schedule of Rent Expense
The following table presents rent expense for the years ended December 31, 2012, 2011 and 2010, respectively.

	For the years ended December 31,
	2012	2,010	2011	2,010	2010
Minimum rentals	$139,000	—	$52,000	—	$65,000
Less: Sublease rentals	7,000	—	—	—	—
	$132,000		$52,000		$65,000

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments
The Company leases office facilities under non-cancellable operating leases exceeding one year. Future minimum lease commitments under these leases at March 31, 2013 are as follows:

March 31, 2013
(In thousands)
Remaining 2013	$134
2014	178
2015	127
2016	68
2017	34
Thereafter	—
Total	$541
Future minimum lease commitments under these leases at December 31, 2012 are as follows:

2013	$179,000
2014	178,000
2015	127,000
2016	68,000
2017	34,000
Thereafter	—
Total	$586,000

Supplemental Information On Oil And Gas Exploration And Production Activities (Tables)	12 Months Ended
Dec. 31, 2012
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Capitalized Costs Related To Oil And Gas Producing Activities
Capitalized Costs Related to Oil and Gas Producing Activities

	2012	2011
Proven properties	$984,795,000	$897,130,000
Unproven properties	626,295,000	132,912,000
	1,611,090,000	1,030,042,000
Accumulated depreciation, depletion, amortization and impairment reserve	(661,442,000)	(571,213,000)
Net capitalized costs	$949,648,000	$458,829,000

Costs Incurred In Oil And Gas Property Acquisition And Development Activities
Costs Incurred in Oil and Gas Property Acquisition and Development Activities

	2012	2011	2010
Acquisition	$513,904,000	$119,522,000	$17,627,000
Development of proved undeveloped properties	121,787,000	123,489,000	64,652,000
Exploratory	93,397,000	3,994,000	—
Recompletions	24,643,000	17,259,000	16,917,000
Capitalized asset retirement obligation	2,195,000	1,390,000	1,328,000
Total	$755,926,000	$265,654,000	$100,524,000

Results Of Operations For Producing Activities
The results of operations exclude general office overhead and interest expense attributable to oil and gas production.

	2012	2011	2010
Revenues	$248,601,000	$228,953,000	$127,636,000
Production costs	(53,708,000)	(47,230,000)	(31,580,000)
Depletion	(90,230,000)	(61,965,000)	(38,600,000)
	104,663,000	119,758,000	57,456,000
Income tax expense (benefit)
Current	730,000	282,000	40,000
Deferred	25,633,000	(372,000)	—
	26,363,000	(90,000)	40,000
Results of operations from producing activities	$78,300,000	$119,848,000	$57,416,000
Depletion per barrel of oil equivalent (BOE)	$35.07	$26.56	$19.54

Oil And Gas Reserves

	2012		2011		2010
	Oil	Gas	Oil	Gas	Oil	Gas
	(MBbls)	(MMcf)	(MBbls)	(MMcf)	(MBbls)	(MMcf)
Proved Reserves
Beginning of the period	16,745	15,728	19,704	16,158	17,488	14,332
Purchases in oil and gas reserves in place	—	—	2	19	3,913	3,482
Extensions and discoveries	4,880	31,265	3,940	2,091	5,574	5,303
Sales of oil and gas reserves in place	(10,604)	(11,757)	—	—	—	—
Revisions of prior reserve estimates	(382)	(357)	(4,714)	(1,662)	(5,426)	(6,171)
Current production	(2,388)	(1,108)	(2,187)	(878)	(1,845)	(788)
End of period	8,251	33,771	16,745	15,728	19,704	16,158
Proved developed reserves	5,219	18,482	7,485	6,152	7,230	6,068
Proved undeveloped reserves	3,032	15,289	9,260	9,576	12,474	10,090

Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves (Unaudited)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Unaudited)

	Year ended December 31,
	2012	2011	2010
Future cash flows	$954,833,000	$1,594,050,000	$1,479,295,000
Future development and abandonment costs	(159,113,000)	(306,810,000)	(301,651,000)
Future production costs	(147,024,000)	(295,383,000)	(305,814,000)
Future production taxes	(89,175,000)	(124,739,000)	(136,323,000)
Future income taxes	(114,867,000)	(229,649,000)	(159,171,000)
Future net cash flows	444,654,000	637,469,000	576,336,000
10% discount to reflect timing of cash flows	(96,013,000)	(260,788,000)	(260,849,000)
Standardized measure of discounted future net cash flows	$348,641,000	$376,681,000	$315,487,000

Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves
Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Unaudited)

	Year ended December 31,
	2012	2011	2010
Sales and transfers of oil and gas produced, net of production costs	$(194,893,000)	$(181,723,000)	$(96,056,000)
Net changes in prices, production costs, and development costs	108,941,000	136,071,000	122,147,000
Acquisition of oil and gas reserves in place	—	72,000	63,043,000
Extensions and discoveries	151,654,000	107,110,000	88,227,000
Revisions of previous quantity estimates, less related production costs	(10,504,000)	(112,553,000)	(89,155,000)
Sales of reserves in place	(214,867,000)	—	—
Accretion of discount	37,668,000	31,549,000	24,077,000
Net changes in income taxes	25,585,000	(36,674,000)	(54,879,000)
Change in production rates and other	68,376,000	117,342,000	17,309,000
Total change in standardized measure of discounted future net cash flows	$(28,040,000)	$61,194,000	$74,713,000

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Data
The following table summarizes quarterly financial data for the years ended December 31, 2012 and 2011:

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$65,461,000	$66,325,000	$60,537,000	$56,603,000
Income from operations	27,263,000	25,947,000	18,178,000	25,875,000
Income tax expense	—	—	15,514,000	10,849,000
Net income	26,869,000	25,117,000	502,000	15,883,000
Income per share:
Basic	$0.48	$0.45	$0.01	$0.28
Diluted	$0.48	$0.45	$0.01	$0.28

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$46,638,000	$55,589,000	$58,081,000	$68,946,000
Income from operations	22,105,000	28,156,000	29,118,000	31,585,000
Income tax expense (benefit)	—	1,000	—	(91,000)
Net income	21,174,000	27,265,000	29,009,000	30,974,000
Income per share:
Basic	$0.47	$0.57	$0.58	$0.59
Diluted	$0.47	$0.57	$0.57	$0.59

Condensed Consolidating Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheet
CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts in thousands)

	March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$225,269	$710	$1	$—	$225,980
Accounts receivable - oil and gas	21,495	528	—	—	22,023
Accounts receivable - related parties	35,031	2,031	—	—	37,062
Accounts receivable - intercompany	15,604	—	—	(15,604)	—
Prepaid expenses and other current assets	1,435	—	—	—	1,435
Short-term derivative instruments	343	—	—	—	343
Total current assets	299,177	3,269	1	(15,604)	286,843
Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,927,051	5,368	—	—	1,932,419
Other property and equipment	8,897	27	—	—	8,924
Accumulated depletion, depreciation, amortization and impairment	(688,447)	(20)	—	—	(688,467)
Property and equipment, net	1,247,501	5,375	—	—	1,252,876
Other assets:
Equity investments and investments in subsidiaries	444,422	—	176,196	(169,026)	451,592
Other assets	13,159	—	—	—	13,159
Total other assets	457,581	—	176,196	(169,026)	464,751
Total assets	$2,004,259	$8,644	$176,197	$(184,630)	$2,004,470

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$109,566	$211	$—	$—	$109,777
Accounts payable - intercompany	—	15,495	109	(15,604)	—
Asset retirement obligation - current	780	—	—	—	780
Short-term derivative instruments	9,689	—	—	—	9,689
Deferred tax liability	158	—	—	—	158
Current maturities of long-term debt	152	—	—	—	152
Total current liabilities	120,345	15,706	109	(15,604)	120,556
Asset retirement obligation - long-term	12,560	—	—	—	12,560
Deferred tax liability	45,382	—	—	—	45,382
Long-term debt, net of current maturities	298,921	—	—	—	298,921
Other non-current liabilities	142	—	—	—	142
Total liabilities	477,350	15,706	109	(15,604)	477,561

Stockholders' equity:
Common stock	773	—	—	—	773
Paid-in capital	1,395,288	322	181,878	(182,200)	1,395,288
Accumulated other comprehensive income (loss)	(6,629)	—	(1,125)	1,125	(6,629)
Retained earnings (accumulated deficit)	137,477	(7,384)	(4,665)	12,049	137,477
Total stockholders' equity	1,526,909	(7,062)	176,088	(169,026)	1,526,909
Total liabilities and stockholders' equity	$2,004,259	$8,644	$176,197	$(184,630)	$2,004,470

CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts rounded to nearest thousand)

	December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$165,293,000	$1,795,000	$—	$—	$167,088,000
Accounts receivable - oil and gas	25,070,000	545,000	—	—	25,615,000
Accounts receivable - related parties	33,806,000	1,042,000	—	—	34,848,000
Accounts receivable - intercompany	15,368,000			(15,368,000)	—
Prepaid expenses and other current assets	1,506,000	—	—	—	1,506,000
Short-term derivative instruments	664,000	—	—	—	664,000
Total current assets	241,707,000	3,382,000	—	(15,368,000)	229,721,000

Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,606,172,000	4,918,000	—	—	1,611,090,000
Other property and equipment	8,642,000	20,000	—	—	8,662,000
Accumulated depletion, depreciation, amortization and impairment	(665,864,000)	(20,000)	—	—	(665,884,000)
Property and equipment, net	948,950,000	4,918,000	—	—	953,868,000
Other assets:
Equity investments and investments in subsidiaries	374,209,000	—	172,766,000	(165,491,000)	381,484,000
Other assets	13,295,000	—	—	—	13,295,000
Total other assets	387,504,000	—	172,766,000	(165,491,000)	394,779,000
Deferred tax asset	—	—	—	—	—
Total assets	$1,578,161,000	$8,300,000	$172,766,000	$(180,859,000)	$1,578,368,000

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$110,037,000	$207,000	$—	$—	$110,244,000
Accounts payable - intercompany	—	15,259,000	109,000	(15,368,000)	—
Asset retirement obligation - current	60,000	—	—	—	60,000
Short-term derivative instruments	10,442,000	—	—	—	10,442,000
Current maturities of long-term debt	150,000	—	—	—	150,000
Total current liabilities	120,689,000	15,466,000	109,000	(15,368,000)	120,896,000

Asset retirement obligation - long-term	13,215,000	—	—	—	13,215,000
Deferred tax liability	18,607,000	—	—	—	18,607,000
Long-term debt, net of current maturities	298,888,000	—	—	—	298,888,000
Other non-current liabilities	354,000	—	—	—	354,000
Total liabilities	451,753,000	15,466,000	109,000	(15,368,000)	451,960,000

Stockholders' equity:
Common stock	674,000	—	—	—	674,000
Paid-in capital	1,036,245,000	322,000	174,348,000	(174,670,000)	1,036,245,000
Accumulated other comprehensive income (loss)	(3,429,000)	—	2,442,000	(2,442,000)	(3,429,000)
Retained earnings (accumulated deficit)	92,918,000	(7,488,000)	(4,133,000)	11,621,000	92,918,000
Total stockholders' equity	1,126,408,000	(7,166,000)	172,657,000	(165,491,000)	1,126,408,000
Total liabilities and stockholders' equity	$1,578,161,000	$8,300,000	$172,766,000	$(180,859,000)	$1,578,368,000
CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts rounded to nearest thousand)

	December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$93,124,000	$772,000	$1,000	$—	$93,897,000
Accounts receivable - oil and gas	27,532,000	487,000	—	—	28,019,000
Accounts receivable - related parties	4,731,000	—	—	—	4,731,000
Accounts receivable - intercompany	11,267,000			(11,267,000)	—
Prepaid expenses and other current assets	1,327,000	—	—	—	1,327,000
Short-term derivative instruments	1,601,000	—	—	—	1,601,000
Total current assets	139,582,000	1,259,000	1,000	(11,267,000)	129,575,000

Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,026,017,000	9,737,000	—	—	1,035,754,000
Other property and equipment	8,004,000	20,000	—	—	8,024,000
Accumulated depletion, depreciation, amortization and impairment	(575,122,000)	(20,000)	—	—	(575,142,000)
Property and equipment, net	458,899,000	9,737,000	—	—	468,636,000

Other assets:
Equity investments and investments in subsidiaries	86,426,000	—	69,008,000	(68,610,000)	86,824,000
Other assets	5,123,000	—	—	—	5,123,000
Total other assets	91,549,000	—	69,008,000	(68,610,000)	91,947,000
Deferred tax asset	1,000,000	—	—	—	1,000,000
Total assets	$691,030,000	$10,996,000	$69,009,000	$(79,877,000)	$691,158,000

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$43,744,000	$128,000	$—	$—	$43,872,000
Accounts payable - intercompany	—	11,231,000	36,000	(11,267,000)	—
Asset retirement obligation - current	620,000	—	—	—	620,000
Current maturities of long-term debt	141,000	—	—	—	141,000
Total current liabilities	44,505,000	11,359,000	36,000	(11,267,000)	44,633,000

Asset retirement obligation - long-term	12,033,000	—	—	—	12,033,000
Long-term debt, net of current maturities	2,142,000	—	—	—	2,142,000
Total liabilities	58,680,000	11,359,000	36,000	(11,267,000)	58,808,000

Stockholders' equity:
Common stock	556,000	—	—	—	556,000
Paid-in capital	604,584,000	322,000	70,433,000	(70,755,000)	604,584,000
Accumulated other comprehensive income	2,663,000	—	1,087,000	(1,087,000)	2,663,000
Retained earnings (accumulated deficit)	24,547,000	(685,000)	(2,547,000)	3,232,000	24,547,000
Total stockholders' equity	632,350,000	(363,000)	68,973,000	(68,610,000)	632,350,000
Total liabilities and stockholders' equity	$691,030,000	$10,996,000	$69,009,000	$(79,877,000)	$691,158,000

Condensed Consolidating Statements of Operations
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$54,662	$338	$—	$—	$55,000

Costs and expenses:
Lease operating expenses	4,998	174	—	—	5,172
Production taxes	7,261	26	—	—	7,287
Depreciation, depletion, and amortization	22,583	—	—	—	22,583
General and administrative	4,378	34	—	—	4,412
Accretion expense	175	—	—	—	175
Loss on sale of assets	427	—	—	—	427
	39,822	234	—	—	40,056

INCOME (LOSS) FROM OPERATIONS	14,840	104	—	—	14,944

OTHER (INCOME) EXPENSE:
Interest expense	3,479	—	—	—	3,479
Interest income	(79)	—	—	—	(79)
(Income) loss from equity method investments and investments in subsidiaries	(61,314)	—	532	(428)	(61,210)
	(57,914)	—	532	(428)	(57,810)

INCOME (LOSS) BEFORE INCOME TAXES	72,754	104	(532)	428	72,754
INCOME TAX EXPENSE	28,195	—	—	—	28,195

NET INCOME (LOSS)	$44,559	$104	$(532)	$428	$44,559
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$65,165	$296	$—	$—	$65,461

Costs and expenses:
Lease operating expenses	5,645	204	—	—	5,849
Production taxes	7,747	22	—	—	7,769
Depreciation, depletion, and amortization	21,395	—	—	—	21,395
General and administrative	2,964	20	25	—	3,009
Accretion expense	176	—	—	—	176
	37,927	246	25	—	38,198

INCOME (LOSS) FROM OPERATIONS	27,238	50	(25)	—	27,263

OTHER (INCOME) EXPENSE:
Interest expense	153	—	—	—	153
Interest income	(27)	—	—	—	(27)
(Income) loss from equity method investments	243	—	278	(253)	268
	369	—	278	(253)	394

INCOME (LOSS) BEFORE INCOME TAXES	26,869	50	(303)	253	26,869
INCOME TAX EXPENSE	—	—	—	—	—

NET INCOME (LOSS)	$26,869	$50	$(303)	$253	$26,869

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$247,637,000	$1,289,000	$—	$—	$248,926,000

Costs and expenses:
Lease operating expenses	23,644,000	664,000	—	—	24,308,000
Production taxes	29,306,000	94,000	—	—	29,400,000
Depreciation, depletion, and amortization	90,749,000	—	—	—	90,749,000
General and administrative	13,602,000	132,000	74,000	—	13,808,000
Accretion expense	698,000	—	—	—	698,000
Gain on sale of asset	(7,300,000)	—	—	—	(7,300,000)
	150,699,000	890,000	74,000	—	151,663,000
INCOME (LOSS) FROM OPERATIONS	96,938,000	399,000	(74,000)	—	97,263,000

OTHER (INCOME) EXPENSE:
Interest expense	7,458,000	—	—	—	7,458,000
Interest income	(72,000)	—	—	—	(72,000)
(Income) loss from equity method investments and subsidiaries	(5,182,000)	—	1,512,000	(4,652,000)	(8,322,000)
	2,204,000	—	1,512,000	(4,652,000)	(936,000)

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	94,734,000	399,000	(1,586,000)	4,652,000	98,199,000
INCOME TAX EXPENSE	26,363,000	—	—	—	26,363,000
INCOME (LOSS) FROM CONTINUING OPERATIONS	68,371,000	399,000	(1,586,000)	4,652,000	71,836,000
DISCONTINUED OPERATIONS	—	3,465,000	—	—	3,465,000
NET INCOME (LOSS)	$68,371,000	$(3,066,000)	$(1,586,000)	$4,652,000	$68,371,000
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$228,281,000	$973,000	$—	$—	$229,254,000

Costs and expenses:
Lease operating expenses	20,168,000	729,000	—	—	20,897,000
Production taxes	26,266,000	67,000	—	—	26,333,000
Depreciation, depletion, and amortization	62,320,000	—	—	—	62,320,000
General and administrative	8,038,000	11,000	25,000	—	8,074,000
Accretion expense	666,000	—	—	—	666,000
	117,458,000	807,000	25,000	—	118,290,000
INCOME (LOSS) FROM OPERATIONS	110,823,000	166,000	(25,000)	—	110,964,000

OTHER (INCOME) EXPENSE:
Interest expense	1,400,000	—	—	—	1,400,000
Interest income	(39,000)	—	(147,000)	—	(186,000)
(Income) loss from equity method investments and subsidiaries	1,130,000	—	1,592,000	(1,304,000)	1,418,000
	2,491,000	—	1,445,000	(1,304,000)	2,632,000

INCOME (LOSS) BEFORE INCOME TAXES	108,332,000	166,000	(1,470,000)	1,304,000	108,332,000
INCOME TAX BENEFIT	(90,000)	—	—	—	(90,000)
NET INCOME (LOSS)	$108,422,000	$166,000	$(1,470,000)	$1,304,000	$108,422,000
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$127,380,000	$541,000	$—	$—	$127,921,000

Costs and expenses:
Lease operating expenses	17,043,000	571,000	—	—	17,614,000
Production taxes	13,929,000	37,000	—	—	13,966,000
Depreciation, depletion, and amortization	38,902,000	5,000	—	—	38,907,000
General and administrative	6,037,000	24,000	2,000	—	6,063,000
Accretion expense	617,000	—	—	—	617,000
	76,528,000	637,000	2,000	—	77,167,000
INCOME (LOSS) FROM OPERATIONS	50,852,000	(96,000)	(2,000)	—	50,754,000

OTHER (INCOME) EXPENSE:
Interest expense	2,761,000	—	—	—	2,761,000
Interest income	(120,000)	—	(267,000)	—	(387,000)
Loss from equity method investments and subsidiaries	808,000	—	740,000	(571,000)	977,000
	3,449,000	—	473,000	(571,000)	3,351,000

INCOME (LOSS) BEFORE INCOME TAXES	47,403,000	(96,000)	(475,000)	571,000	47,403,000
INCOME TAX EXPENSE	40,000	—	—	—	40,000
NET INCOME (LOSS)	$47,363,000	$(96,000)	$(475,000)	$571,000	$47,363,000

Condensed Consolidating Statements of Comprehensive Income
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$44,559	$104	$(532)	$428	$44,559
Foreign currency translation adjustment	(3,567)	—	(3,567)	3,567	(3,567)
Change in fair value of derivative instruments, net of taxes	(1,430)	—	—	—	(1,430)
Reclassification of settled contracts, net of taxes	1,797	—	—	—	1,797
Other comprehensive income (loss)	(3,200)	—	(3,567)	3,567	(3,200)
Comprehensive income (loss)	$41,359	$104	$(4,099)	$3,995	$41,359
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$26,869	$50	$(303)	$253	$26,869
Foreign currency translation adjustment	939	—	939	(939)	939
Change in fair value of derivative instruments, net of taxes	(10,621)	—	—	—	(10,621)
Reclassification of settled contracts, net of taxes	(100)	—	—	—	(100)
Other comprehensive income (loss)	(9,782)	—	939	(939)	(9,782)
Comprehensive income	$17,087	$50	$636	$(686)	$17,087

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$68,371,000	$(3,066,000)	$(1,586,000)	$4,652,000	$68,371,000
Foreign currency translation adjustment	1,355,000	—	1,355,000	(1,355,000)	1,355,000
Change in fair value of derivative instruments, net of taxes	(8,452,000)	—	—	—	(8,452,000)
Reclassification of settled contracts, net of taxes	1,005,000	—	—	—	1,005,000
Other comprehensive income (loss)	(6,092,000)	—	1,355,000	(1,355,000)	(6,092,000)
Comprehensive income (loss)	$62,279,000	$(3,066,000)	$(231,000)	$3,297,000	$62,279,000
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$108,422,000	$166,000	$(1,470,000)	$1,304,000	$108,422,000
Foreign currency translation adjustment	(1,865,000)	—	(1,865,000)	1,865,000	(1,865,000)
Change in fair value of derivative instruments, net of taxes	1,576,000	—	—	—	1,576,000
Reclassification of settled contracts, net of taxes	4,720,000	—	—	—	4,720,000
Other comprehensive income (loss)	4,431,000	—	(1,865,000)	1,865,000	4,431,000
Comprehensive income (loss)	$112,853,000	$166,000	$(3,335,000)	$3,169,000	$112,853,000
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$47,363,000	$(96,000)	$(475,000)	$571,000	$47,363,000
Foreign currency translation adjustment	2,255,000	—	2,255,000	(2,255,000)	2,255,000
Change in fair value of derivative instruments, net of taxes	(4,720,000)	—	—	—	(4,720,000)
Reclassification of settled contracts, net of taxes	18,736,000	—	—	—	18,736,000
Other comprehensive income	16,271,000	—	2,255,000	(2,255,000)	16,271,000
Comprehensive income (loss)	$63,634,000	$(96,000)	$1,780,000	$(1,684,000)	$63,634,000

Condensed Consolidating Statements of Cash Flow
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$35,682	$(675)	$—	$—	$35,007

Net cash provided by (used in) investing activities	(332,807)	(410)	(7,529)	7,530	(333,216)

Net cash provided by (used in) financing activities	357,101	—	7,530	(7,530)	357,101

Net increase (decrease) in cash and cash equivalents	59,976	(1,085)	1	—	58,892

Cash and cash equivalents at beginning of period	165,293	1,795	—	—	167,088

Cash and cash equivalents at end of period	$225,269	$710	$1	$—	$225,980
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by operating activities	$69,101	$328	$—	$—	$69,429

Net cash provided by (used in) investing activities	(160,344)	(55)	(67,063)	67,063	(160,399)

Net cash provided by (used in) financing activities	9,966	—	67,063	(67,063)	9,966

Net increase (decrease) in cash and cash equivalents	(81,277)	273	—	—	(81,004)

Cash and cash equivalents at beginning of period	93,124	772	1	—	93,897

Cash and cash equivalents at end of period	$11,847	$1,045	$1	$—	$12,893

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$195,734,000	$3,425,000	$(1,000)	$—	$199,158,000

Net cash provided by (used) in investing activities	(838,177,000)	(2,402,000)	(103,915,000)	103,915,000	(840,579,000)

Net cash provided by (used in) financing activities	714,612,000	—	103,915,000	(103,915,000)	714,612,000

Net increase (decrease) in cash and cash equivalents	72,169,000	1,023,000	(1,000)	—	73,191,000

Cash and cash equivalents at beginning of period	93,124,000	772,000	1,000	—	93,897,000

Cash and cash equivalents at end of period	$165,293,000	$1,795,000	$—	$—	$167,088,000
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by operating activities	$154,329,000	$3,808,000	$1,000	$—	$158,138,000

Net cash provided by (used in) investing activities	(320,203,000)	(3,045,000)	(25,858,000)	25,858,000	(323,248,000)

Net cash provided by (used in) financing activities	256,539,000	—	25,858,000	(25,858,000)	256,539,000

Net increase in cash and cash equivalents	90,665,000	763,000	1,000	—	91,429,000

Cash and cash equivalents at beginning of period	2,459,000	9,000	—	—	2,468,000

Cash and cash equivalents at end of period	$93,124,000	$772,000	$1,000	$—	$93,897,000
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$81,651,000	$4,184,000	$—	$—	$85,835,000

Net cash provided by (used in) investing activities	(101,042,000)	(4,273,000)	(3,719,000)	3,719,000	(105,315,000)

Net cash provided by (used in) financing activities	20,224,000	—	3,719,000	(3,719,000)	20,224,000

Net increase (decrease) in cash and cash equivalents	833,000	(89,000)	—	—	744,000

Cash and cash equivalents at beginning of period	1,626,000	98,000	—	—	1,724,000

Cash and cash equivalents at end of period	$2,459,000	$9,000	$—	$—	$2,468,000

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 purchaser	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Number Of Purchasers	2
Accounts receivable, collection period	30 days
Conversion ratio, gas to barrels of oil	6
Capitalized costs of oil and natural gas properties excluded from amortization	$ 626,295,000	$ 869,879,000	$ 626,295,000	$ 138,623,000
Gas balancing payable	354,000			0
Cumulative transaltion adjustment	$ 2,442,000			$ 1,087,000	$ 2,952,000	$ 696,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life	3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life	30 years

Summary Of Significant Accounting Policies - Accounting for Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years

Acquisitions (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended					23 Months Ended		0 Months Ended
	Dec. 24, 2012	Feb. 28, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 15, 2013 Utica Shale [Member] well acre	Dec. 21, 2012 Utica Shale [Member] acre	Dec. 18, 2012 Utica Shale [Member]	Dec. 19, 2012 Utica Shale [Member] acre	Dec. 24, 2012 Utica Shale [Member] acre	Dec. 31, 2012 Utica Shale [Member] acre wells	Dec. 17, 2012 Utica Shale [Member] acre	Feb. 15, 2013 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 24, 2012 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 05, 2011 Common Stock [Member] Public Offering [Member]	Jul. 15, 2011 Common Stock [Member] Public Offering [Member]	Mar. 30, 2011 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]
Business Acquisition [Line Items]
Period allowed for refusal		6 months
Affiliates participation ratio			50.00%		50.00%
Gas and oil areage, undeveloped, net								22,000	37,000		7,000	37,000	106,000	30,000
Cash price of ownership interest								$ 220,000,000	$ 70,000,000	$ 302,000,000	$ 372,000,000		$ 619,600,000
Gas and oil areage, undeveloped, gross (acres)													137,000
Amount put in escrow								33,600,000			53,900,000
Stock option, portion attributable to underwriters (shares)																900,000	750,000					187,022
Number Of Wells Owned								14					14
Proceeds from issuance of common stock, net of offering costs, and exercise of stock options	$ 427,900,000		$ 357,640,000		$ 427,091,000	$ 307,154,000	$ 21,879,000	$ 325,800,000				$ 460,700,000			$ 325,800,000		$ 427,900,000	$ 460,700,000	$ 128,000,000	$ 94,700,000	$ 84,300,000		$ 21,600,000
Increase (Decrease) In Lease Interest, Percentage								16.20%
Lease Interest, Percentage								93.80%
Number of proposed future wells excluded from acquisition								16

Accounts Receivable-Related Parties (Narrative) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 01, 2008 Wexford [Member]	Dec. 31, 2011 Charles E. Davidson [Member]	Sep. 28, 2012 Charles E. Davidson [Member] Maximum [Member]	Dec. 31, 2011 Orange Leaf Holdings, LLC [Member] Other Income (Expense) [Member]	Dec. 31, 2010 Orange Leaf Holdings, LLC [Member] Other Income (Expense) [Member]	Jul. 02, 2008 Everest Operations Management LLC [Member]	Mar. 31, 2012 Everest Operations Management LLC [Member]	Dec. 31, 2012 Everest Operations Management LLC [Member]	Dec. 31, 2011 Everest Operations Management LLC [Member]	Dec. 31, 2010 Everest Operations Management LLC [Member]	Jul. 01, 2008 Everest Operations Management LLC [Member]	Apr. 01, 2010 Windsor Niobrara LLC [Member]
Related Party Transaction [Line Items]
Accounts receivable-related parties	$ 37,062,000	$ 34,848,000	$ 4,731,000
Required notice term				60 days
Required notice period, counterparty				30 days					30 days
Breach of contract, cure period				30 days
Ownership Of Company By Third Party					13.30%	1.00%
Affiliates participation percentage in acquisition of leases															50.00%
Rental income							66,000	20,000
Percentage of proportionate share of acquisition or divestiture consideration payable to affiliates														1.00%
Reimbursement for general and administrative expenses performed for related party under acquisition team agreement										$ 300,000	$ 1,087,000	$ 1,184,000	$ 0

Property And Equipment (Schedule Of Property And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Oil and natural gas properties	$ 1,932,419	$ 1,611,090	$ 1,035,754
Office furniture and fixtures	4,738	4,476	3,692
Building	3,926	3,926	4,049
Land	260	260	283
Total property and equipment	1,941,343	1,619,752	1,043,778
Accumulated depletion, depreciation, amortization and impairment	(688,467)	(665,884)	(575,142)
Property and equipment, net	$ 1,252,876	$ 953,868	$ 468,636

Property And Equipment (Summary Of Oil And Gas Properties Not Subject To Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			130 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Acquisition costs	$ 512,636	$ 112,591	$ 661	$ 407
Exploration costs	0	0	0	0
Development costs	0	0	0	0
Total oil and gas properties not subject to amortization	512,636	112,591	661	407
Acquisition costs, Total	626,295
Exploration costs, Total	0
Development costs, Total	0
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	626,295	138,623			869,879	626,295
Colorado [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	5,998				6,088
Bakken [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	295				301
Southern Louisiana [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	774				789
Ohio [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	619,182				862,655
Other [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	$ 46				$ 46

Property And Equipment (Schedule Of Asset Retirement Obligation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, beginning of period	$ 13,275	$ 12,653	$ 12,653	$ 10,845
Liabilities incurred	670	598	2,195	1,390	1,328
Liabilities settled	(780)	(531)	(2,271)	(248)
Accretion expense	175	176	698	666	617
Asset retirement obligation as of end of period	13,340	12,896	13,275	12,653	10,845
Asset retirement obligation - current	780	620	60	620
Asset retirement obligation - long-term	$ 12,560	$ 12,276	$ 13,215	$ 12,033

Property And Equipment (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			23 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Mar. 31, 2013 Diamondback [Member] member_of_board_of_directors advisor	Dec. 31, 2012 Diamondback [Member] advisor member_of_board_of_directors	Oct. 23, 2012 Diamondback [Member]	Oct. 17, 2012 Diamondback [Member]	Oct. 11, 2012 Diamondback [Member]	May 07, 2012 Diamondback [Member]	Jan. 31, 2013 Diamondback [Member] Accounts Receivable - Related Party [Member]	Jan. 31, 2013 Diamondback [Member] Subsequent Event [Member] Accounts Receivable - Related Party [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Colorado [Member]	Dec. 31, 2012 Colorado [Member]	Mar. 31, 2013 Bakken [Member]	Dec. 31, 2012 Bakken [Member]	Mar. 31, 2013 Southern Louisiana [Member]	Dec. 31, 2012 Southern Louisiana [Member]	Mar. 31, 2013 Ohio [Member]	Dec. 31, 2012 Ohio [Member]	Mar. 31, 2013 Other [Member]	Dec. 31, 2012 Other [Member]
Property, Plant and Equipment [Line Items]
Cumulative capitalization of general and administrative costs incurred and capitalized to the full cost pool	$ 35,500,000		$ 32,562,000	$ 23,494,000		$ 32,562,000
Capitalized general and administrative costs	2,900,000	2,000,000	9,068,000	5,368,000	4,117,000
Capitalized costs of oil and natural gas properties excluded from amortization	869,879,000	626,295,000	626,295,000	138,623,000		626,295,000													6,088,000	5,998,000	301,000	295,000	789,000	774,000	862,655,000	619,182,000	46,000	46,000
Loss on disposal of Belize properties, net of tax			3,465,000	0	0
Expected number of years amortization will commence															3 years	3 years	5 years	5 years
Investment (shares)											7,914,036
Promissory note receivable											63,600,000
Payment received from Diamondback	(3,592,000)	1,718,000	(2,404,000)	13,067,000	5,460,000								18,600,000	18,600,000
Gain on sale of oil and gas property	(427,000)	0	7,300,000	0	0
Oil and Gas property, decrease related to contribution						$ 213,000,000
Ownership requirement to meet agreement							10.00%	10.00%
Number of directors allowed to serve on Board							1	1
Number of advisors allowed to serve on Board							1	1
Ownership interest									21.40%	22.50%		35.00%

Equity Investments (Investments Accounted For By The Equity Method) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 17, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 451,592,000	$ 381,484,000		$ 86,824,000
Tatex Thailand II, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	15,000	203,000		1,030,000
Tatex Thailand III, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	8,639,000	8,657,000		8,282,000
Grizzly Oil Sands ULC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	176,196,000	172,766,000		69,008,000
Bison Drilling And Field Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	13,988,000	13,518,000		6,366,000
Muskie Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	7,702,000	7,320,000		2,138,000
Timber Wolf Terminals LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	870,000	878,000
Windsor Midstream LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	9,887,000	9,503,000
Stingray Pressure Pumping LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	15,718,000	13,265,000
Stingray Cementing LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	3,088,000	3,110,000
Blackhawk Midstream LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	0	0		0
Stingray Logistics LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	928,000	947,000		0
Diamondback Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	212,413,000	151,317,000	138,496,000	0
Stingray Energy Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 2,148,000	$ 0

Equity Investments (Grizzly and Diamondback Balance Sheet Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Grizzly Oil Sands ULC [Member]
Schedule of Equity Method Investments [Line Items]
Current assets		$ 30,098	$ 21,247
Noncurrent assets		720,550	284,361
Current liabilities		42,547	25,984
Noncurrent liabilities		14,515	1,780
Diamondback Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	34,516	50,275	30,812
Noncurrent assets	613,947	556,426	232,766
Current liabilities	76,336	79,232	42,298
Noncurrent liabilities	$ 104,093	$ 65,401	$ 92,243

Equity Investments (Grizzly and Diamondback Income Statement Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Grizzly Oil Sands ULC [Member]
Schedule of Equity Method Investments [Line Items]
Gross revenue			$ 0	$ 0	$ 0
Net income (loss)			(6,050)	(6,605)	(3,234)
Diamondback Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Gross revenue	28,909	16,351	74,962	49,366	27,253
Income from operations	8,662	6,737
Income from operations			17,307	15,147	9,181
Net income (loss)	$ 5,396	$ 1,477	$ (36,521)	$ (386)	$ 8,231

Equity Investments (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended					3 Months Ended
	Mar. 31, 2013 acre	Mar. 31, 2012	Dec. 31, 2012 acre	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 Tatex Thailand II, LLC [Member]	Dec. 31, 2012 Tatex Thailand II, LLC [Member]	Dec. 31, 2011 Tatex Thailand II, LLC [Member]	Mar. 31, 2013 Apico Llc [Member]	Dec. 31, 2012 Apico Llc [Member]	Mar. 31, 2013 Tatex Thailand III, LLC [Member]	Dec. 31, 2012 Tatex Thailand III, LLC [Member]	Dec. 31, 2011 Tatex Thailand III, LLC [Member]	Dec. 31, 2010 Tatex Thailand III, LLC [Member]	Apr. 01, 2010 Grizzly Oil Sands ULC [Member]	Jan. 01, 2008 Grizzly Oil Sands ULC [Member]	Mar. 31, 2013 Grizzly Oil Sands ULC [Member] acre	Mar. 31, 2012 Grizzly Oil Sands ULC [Member] acre	Dec. 31, 2012 Grizzly Oil Sands ULC [Member]	Dec. 31, 2011 Grizzly Oil Sands ULC [Member]	Dec. 31, 2010 Grizzly Oil Sands ULC [Member]	Dec. 07, 2011 Grizzly Oil Sands ULC [Member]	May 15, 2012 Bison Drilling And Field Services LLC [Member]	Apr. 30, 2012 Bison Drilling And Field Services LLC [Member]	Mar. 31, 2013 Bison Drilling And Field Services LLC [Member]	Sep. 30, 2011 Bison Drilling And Field Services LLC [Member]	Sep. 30, 2012 Bison Drilling And Field Services LLC [Member]	Dec. 31, 2012 Bison Drilling And Field Services LLC [Member]	Dec. 31, 2011 Bison Drilling And Field Services LLC [Member]	May 15, 2012 Bison Drilling And Field Services LLC [Member] Minimum [Member]	May 15, 2012 Bison Drilling And Field Services LLC [Member] Maximum [Member]	Mar. 31, 2013 Muskie Holdings LLC [Member]	Dec. 31, 2011 Muskie Holdings LLC [Member]	Dec. 31, 2012 Muskie Holdings LLC [Member]	Mar. 31, 2012 Timber Wolf Terminals LLC [Member]	Dec. 31, 2012 Timber Wolf Terminals LLC [Member]	Mar. 31, 2013 Timber Wolf Terminals LLC [Member]	Dec. 31, 2011 Timber Wolf Terminals LLC [Member]	Mar. 31, 2013 Windsor Midstream LLC [Member]	Mar. 31, 2012 Windsor Midstream LLC [Member]	Dec. 31, 2012 Windsor Midstream LLC [Member]	Dec. 31, 2011 Windsor Midstream LLC [Member]	Mar. 31, 2013 Windsor Midstream LLC [Member] MidMar Gas LLC [Member]	Dec. 31, 2012 Windsor Midstream LLC [Member] MidMar Gas LLC [Member]	Mar. 31, 2013 Stingray Pressure Pumping LLC [Member]	Dec. 31, 2012 Stingray Pressure Pumping LLC [Member]	Jun. 30, 2012 Stingray Pressure Pumping LLC [Member]	Dec. 31, 2011 Stingray Pressure Pumping LLC [Member]	Mar. 31, 2013 Stingray Cementing LLC [Member]	Dec. 31, 2012 Stingray Cementing LLC [Member]	Jun. 30, 2012 Stingray Cementing LLC [Member]	Dec. 31, 2011 Stingray Cementing LLC [Member]	Dec. 31, 2012 Blackhawk Midstream LLC [Member]	Mar. 31, 2013 Blackhawk Midstream LLC [Member]	Jun. 30, 2012 Blackhawk Midstream LLC [Member]	Dec. 31, 2011 Blackhawk Midstream LLC [Member]	Dec. 31, 2012 Stingray Logistics LLC [Member]	Mar. 31, 2013 Stingray Logistics LLC [Member]	Jun. 30, 2012 Stingray Logistics LLC [Member]	Dec. 31, 2011 Stingray Logistics LLC [Member]	Mar. 31, 2013 Diamondback Energy LLC [Member]	Dec. 31, 2012 Diamondback Energy LLC [Member]	Dec. 17, 2012 Diamondback Energy LLC [Member]	Oct. 11, 2012 Diamondback Energy LLC [Member]	Jun. 30, 2012 Diamondback Energy LLC [Member]	Dec. 31, 2011 Diamondback Energy LLC [Member]	Mar. 31, 2013 Stingray Energy Services LLC [Member]	Dec. 31, 2012 Stingray Energy Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest							23.50%	23.50%				17.90%	17.90%					25.00%		25.00%					15.00%	40.00%	25.00%		40.00%					25.00%		50.00%					22.50%			28.40%	28.40%			50.00%				50.00%				50.00%		50.00%		50.00%						21.40%		50.00%
Equity shares owned by affiliate (shares)										85,122	85,122
Total shares owned of subaffiliate (shares)										1,000,000	1,000,000
Gas and oil area, reserve (acres)	243,000		243,000															800,000
Distributions received	$ 188,000	$ 200,000	$ 820,000	$ 870,000	$ 565,000		$ 200,000	$ 820,000
Equity investments	451,592,000		381,484,000	86,824,000			15,000	203,000	1,030,000			8,639,000	8,657,000	8,282,000				176,196,000		172,766,000	69,008,000					13,988,000			13,518,000	6,366,000			7,702,000	2,138,000	7,320,000		878,000	870,000		9,887,000		9,503,000				15,718,000	13,265,000			3,088,000	3,110,000			0	0		0	947,000	928,000		0	212,413,000	151,317,000	138,496,000			0	2,148,000	0
Equity method investment, percentage of remaining interest												68.70%	68.70%
Amount of cash calls, proportionately based												0	626,000					7,500,000		103,915,000						300,000			1,373,000				800,000		6,213,000					0		1,819,000				1,800,000	14,500,000			0	3,269,000			436,000				983,000
(Income) loss from equity method investments	61,210,000	(268,000)	8,322,000	(1,418,000)	(977,000)								(251,000)	(172,000)	(224,000)			(500,000)	(300,000)	(1,512,000)	(1,592,000)	(740,000)				(100,000)			(373,000)	357,000			(400,000)		(1,031,000)		(122,000)			400,000	100,000	663,000				(700,000)	(1,235,000)				(159,000)			(436,000)				(36,000)				61,100,000	12,821,000
Gas and oil areage, undeveloped, gross (acres)																			47,000
Increase (decrease) due to foreign currency translation adjusment																		(3,600,000)	900,000	1,355,000
Loans receivable, description of variable rate basis																				LIBOR				LIBOR
Basis spread on loan receivable																	4.00%														0.28%	8.00%
Debt instrument, maturity date																Dec 31, 2011	Dec 31, 2012
Loans receivable, fixed interest rate																0.69%
Origination of notes receivable from related parties			0	3,182,000	2,877,000																3,182,000
Interest income	79,000	27,000	72,000	186,000	387,000																147,000	267,000
Payments for equity method investments	12,653,000	75,879,000	147,307,000	34,621,000	1,244,000																				6,152,000		6,009,000							2,142,000		1,000,000					7,021,000																											2,200,000
Amount Loaned During Period																												1,594,000
Currency transaction loss in note receivable			(2,442,000)	(1,087,000)	(2,952,000)	(696,000)																	75,000
Investment (shares)																																																																	7,914,036
Promissory note receivable																																																																	63,600,000
Share price (usd per share)																																																														$ 26.84	$ 19.12
Increase in equity method investment																							$ 22,325,000

Other Assets (Schedule Of Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Noncurrent Disclosure [Abstract]
Plugging and abandonment escrow account on the WCBB properties (Note 17)	$ 3,113	$ 3,113	$ 3,121
Certificates of Deposit securing letter of credit	275	275	275
Prepaid drilling costs	626	515	228
Loan commitment fees	9,141	9,388	1,495
Deposits	4	4	4
Other assets	$ 13,159	$ 13,295	$ 5,123

Long-Term Debt (Break-Down Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2011
Debt Instrument [Line Items]
Long-tern debt		$ 302,143
Unamortized original issue (discount) premium, net	(3,034)	(3,105)	[1]	0	[1]
Less: current maturities of long term debt	(152)	(150)		(141)
Long-term debt, net of current maturities	298,921	298,888		2,142
Building loans [Member]
Debt Instrument [Line Items]
Long-tern debt	2,107	2,143	[2]	2,283	[2]	2,400
7.75% senior unsecured notes due 2020 [Member]
Debt Instrument [Line Items]
Long-tern debt	300,000	300,000	[3]	0	[3]
Line of Credit [Member]
Debt Instrument [Line Items]
Long-tern debt			[4]		[4]

[1]	The October Notes were issued at a price of 98.534% resulting in a gross discount of $3,665,000 and an effective rate of 8.000%. The December Notes were issued at a price of 101.000% resulting in a gross premium of $500,000 and an effective rate of 7.531%. The premium and discount are being amortized using the effective interest method.
[2]	In March 2011, the Company entered into a new building loan agreement for the office building it occupies in Oklahoma City, Oklahoma. The new loan agreement refinanced the $2.4��million outstanding under the previous building loan agreement. The new agreement matures in February 2016 and bears interest at the rate of 5.82%��per annum. The new building loan requires monthly interest and principal payments of approximately $22,000 and is collateralized by the Oklahoma City office building and associated land.
[3]	On October 17, 2012, the Company issued the $250.0 million October Notes to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in accordance with Regulation S under the Securities Act, (the "October Notes Offering") under an indenture among the Company, its subsidiary guarantors and Wells Fargo Bank, National Association, as the trustee, (the "senior note indenture"). On December 21, 2012, the Company issued an additional $50.0 million in aggregate principal amount of December Notes, to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in accordance with Regulation S under the Securities Act, ("the December Notes Offering"). The December Notes were issued as additional securities under the senior note indenture. The October Notes Offering and the December Notes Offering are collectively referred to as the "Notes Offerings". The Company used a portion of the net proceeds from the October Notes Offering to repay all amounts outstanding at such time under its revolving credit facility. The Company intends to use the remaining net proceeds of October Notes Offering and the net proceeds of the December Notes Offering for general corporate purposes, which may include funding a portion of its 2013 capital development plan. Under the senior note indenture, interest on the Notes accrues at a rate of 7.750% per annum on the outstanding principal amount from October 17, 2012, payable semi-annually on May 1 and November 1 of each year, commencing on May 1, 2013. The Notes are the Company's senior unsecured obligations and rank equally in the right of payment with all of the Company's other senior indebtedness and senior in right of payment to any future subordinated indebtedness. All of the Company's existing and future restricted subsidiaries that guarantee the Company's secured revolving credit facility or certain other debt guarantee the Notes; provided, however, that the Notes are not guaranteed by Grizzly Holdings, Inc. and will not be guaranteed by any of the Company's future unrestricted subsidiaries. The Company may redeem some or all of the Notes at any time on or after November 1, 2016, at the redemption prices listed in the senior note indenture. Prior to November 1, 2016, the Company may redeem the Notes at a price equal to 100% of the principal amount plus a ���make-whole��� premium. In addition, prior to November 1, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Notes with the net proceeds of certain equity offerings, provided that at least 65% of the aggregate principal amount of the Notes initially issued remains outstanding immediately after such redemption.
[4]	On September��30, 2010, the Company entered into a $100 million senior secured revolving credit agreement with The Bank of Nova Scotia, as administrative agent and letter of credit issuer and lead arranger, and Amegy Bank National Association ("Amegy Bank"). The revolving credit facility initially matured on September��30, 2013 and had an initial borrowing base availability of $50.0 million, which was increased to $65.0 million effective December��24, 2010. The amounts borrowed under the credit agreement were used to repay all of the Company���s outstanding indebtedness under its prior revolving credit facility ($42.0 million) and term loan ($2.5 million), each with Bank of America, N.A., as administrative agent, and for general corporate purposes. The credit agreement is secured by substantially all of the Company���s assets. The Company���s wholly-owned subsidiaries guaranteed the obligations of the Company under the credit agreement.On May��3, 2011, the Company entered into a first amendment to the revolving credit agreement with The Bank of Nova Scotia, Amegy Bank, KeyBank National Association (���KeyBank���) and Soci��t�� G��n��rale. Pursuant to the terms of the first amendment, KeyBank and Soci��t�� G��n��rale were added as additional lenders, the maximum amount of the facility was increased to $350.0 million, the borrowing base was increased to $90.0 million, certain fees and rates payable by the Company under the credit agreement were decreased, and the maturity date was extended until May��3, 2015. On October��31, 2011, the Company entered into additional amendments to its revolving credit facility pursuant to which, among other things, the borrowing base under this facility was increased to $125.0 million. Effective May��2, 2012, the Company entered into a fourth amendment to its revolving credit facility under which, among other things, the borrowing base was increased to $155.0 million and Credit Suisse, Deutsche Bank Trust Company Americas and Iberiabank were added as additional lenders and Soci��t�� G��n��rale left the bank group. On October 9, 2012, and October 17, 2012, the Company entered into a fifth amendment and a sixth amendment, respectively, to the revolving credit agreement. The fifth amendment modified certain covenants in the credit agreement to permit the Company to issue senior unsecured notes in an aggregate principal amount of up to $300.0 million and provided for a reduction in the borrowing base to an amount to be determined upon the completion of any senior unsecured notes issuance. The sixth amendment lowered the applicable rate set forth in the credit agreement (i)��from a range of 1.00% to 1.75% to a range of 0.75% to 1.50% for the base rate loans and (ii)��from a range of 2.00% to 2.75% to a range of 1.75% to 2.50% for the Eurodollar rate loans and letters of credit. The sixth amendment lowered the commitment fees for Level 1 and Level 2 usage levels, in each case, from 0.50% per annum to 0.375% per annum. Also, effective as of October��17, 2012, in connection with the Company's completion of the offering of $250.0 million 7.750% senior unsecured notes due 2020, (the "October Notes"), the repayment of all outstanding amounts under the revolving credit agreement with the proceeds of the October Notes, and the contribution of Gulfport���s oil and natural gas interests in the Permian Basin to Diamondback discussed in Note 4 above, Gulfport���s borrowing base under the credit agreement was reduced to $45.0 million until the next borrowing base redetermination. In conjunction with the lowering of the borrowing base in October 2012, the Company expensed a proportional amount of the unamortized loan fees associated with the revolving credit facility totaling approximately $1,088,000, which is included in interest expense on the accompanying consolidated statements of operations.On December��18, 2012, the Company entered into a seventh amendment to the revolving credit agreement under which the Company was permitted to issue $50.0 million 7.750% senior unsecured notes due 2020, (the "December Notes") under the same indenture as the October Notes, (collectively, the "Notes") and upon the issuance of the December Notes, the borrowing base under the revolving credit agreement was reduced from $45.0 million to $40.0 million until the next borrowing base redetermination. As of December��31, 2012, the Company had no balance outstanding under the revolving credit agreement. In conjunction with the lowering of the borrowing base in December 2012, the Company expensed a proportional amount of unamortized loan fees associated with the revolving credit facility totaling approximately $55,000, which is included in interest expense on the accompanying consolidated statements of operations.Advances under the credit agreement, as amended, may be in the form of either base rate loans or eurodollar loans. The interest rate for base rate loans is equal to (1)��the applicable rate, which ranges from 0.75% to 1.50%, plus (2)��the highest of: (a)��the federal funds rate plus 0.50%, (b)��the rate of interest in effect for such day as publicly announced from time to time by agent as its ���prime rate,��� and (c)��the eurodollar rate for an interest period of one month plus 1.00%. The interest rate for eurodollar loans is equal to (1)��the applicable rate, which ranges from 1.75% to 2.50%, plus (2)��the London interbank offered rate that appears on Reuters Screen LIBOR01 Page for deposits in U.S. dollars, or, if such rate is not available, the offered rate on such other page or service that displays the average British Bankers Association Interest Settlement Rate for deposits in U.S. dollars, or, if such rate is not available, the average quotations for three major New York money center banks of whom the agent shall inquire as the ���London Interbank Offered Rate��� for deposits in U.S. dollars. At October��17, 2012 (the latest date during the year ended December��31, 2012 on which the Company had borrowings outstanding), amounts borrowed under the revolving credit agreement bore interest at the Eurodollar rate (2.97%).The credit agreement contains customary negative covenants including, but not limited to, restrictions on the Company���s and its subsidiaries��� ability to: ���incur indebtedness; grant liens; ���pay dividends and make other restricted payments; ���make investments; ���make fundamental changes; ���enter into swap contracts and forward sales contracts; ���dispose of assets; ���change the nature of their business; and ���enter into transactions with their affiliates. The negative covenants are subject to certain exceptions as specified in the credit agreement. The credit agreement also contains certain affirmative covenants, including, but not limited to the following financial covenants: (i)��the ratio of funded debt to EBITDAX (net income, excluding any non-cash revenue or expense associated with swap contracts resulting from ASC 815, plus without duplication and to the extent deducted from revenues in determining net income, the sum of (a)��the aggregate amount of consolidated interest expense for such period, (b)��the aggregate amount of income, franchise, capital or similar tax expense (other than ad valorem taxes) for such period, (c)��all amounts attributable to depletion, depreciation, amortization and asset or goodwill impairment or writedown for such period, (d)��all other non-cash charges, (e)��non-cash losses from minority investments, (f)��actual cash distributions received from minority investments, (g)��to the extent actually reimbursed by insurance, expenses with respect to liability on casualty events or business interruption, and (h)��all reasonable transaction expenses related to dispositions and acquisitions of assets, investments and debt and equity offering, and less non-cash income attributable to equity income from minority investments) for a twelve-month period may not be greater than 2.00 to 1.00; and (ii)��the ratio of EBITDAX to interest expense for a twelve-month period may not be less than 3.00 to 1.00. The Company was in compliance with all covenants at December��31, 2012.

Long-Term Debt (Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
2013	$ 150
2014	158
2015	168
2016	1,667
2017	0
Thereafter	300,000
Total	$ 302,143

Long-Term Debt (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended										3 Months Ended	12 Months Ended											0 Months Ended					12 Months Ended				0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]		Dec. 21, 2012 Senior Notes [Member]	Oct. 17, 2012 Senior Notes [Member]	Oct. 09, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]		Mar. 31, 2013 Building Loans [Member]	Dec. 31, 2012 Building Loans [Member]	Dec. 31, 2011 Building Loans [Member]		Mar. 31, 2011 Building Loans [Member]	Oct. 09, 2012 Maximum [Member] Senior Notes [Member]	Oct. 09, 2012 Minimum [Member] Senior Notes [Member]	Dec. 24, 2010 Amegy Bank National Association [Member]	Sep. 30, 2010 Amegy Bank National Association [Member]	Oct. 31, 2011 Nova Scotia, KeyBank, Societe Generale [Member]	May 03, 2011 Nova Scotia, KeyBank, Societe Generale [Member]	May 02, 2012 Credit Suisse, Deutche Bank, IberiaBank,KeyBank,Amegy Bank, Nova Scotia [Member]	Dec. 18, 2012 Nova Scotia, Amegy, KeyBank [Member]	Dec. 31, 2012 Nova Scotia, Amegy, KeyBank [Member]	Oct. 19, 2012 Nova Scotia, Amegy, KeyBank [Member]	Oct. 17, 2012 Nova Scotia, Amegy, KeyBank [Member]	Mar. 31, 2013 Nova Scotia, Amegy, KeyBank [Member]	Dec. 31, 2012 Nova Scotia, Amegy, KeyBank [Member] Interest Expense [Member]	Dec. 18, 2012 Nova Scotia, Amegy, KeyBank [Member] Senior Notes [Member]	Oct. 17, 2012 Nova Scotia, Amegy, KeyBank [Member] Senior Notes [Member]	Oct. 09, 2012 Nova Scotia, Amegy, KeyBank [Member] Senior Notes [Member]	Dec. 18, 2012 Base Rate Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Oct. 19, 2012 Base Rate Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Oct. 17, 2012 Base Rate Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Dec. 18, 2012 Euro Dollar Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Oct. 19, 2012 Euro Dollar Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Oct. 17, 2012 Euro Dollar Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Dec. 18, 2012 Federal Funds Rate [Member] Base Rate Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Oct. 17, 2012 Eurodollar [Member] Nova Scotia, Amegy, KeyBank [Member]	Dec. 18, 2012 Eurodollar [Member] Base Rate Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	May 01, 2013 Subsequent Event [Member] Nova Scotia, Amegy, KeyBank [Member]
Debt Instrument [Line Items]
Interest Costs Capitalized	$ 2,629,000	$ 0
Revolving credit facility																					100,000,000		350,000,000					45,000,000
Borrowing capacity																				65,000,000	50,000,000	125,000,000	90,000,000	155,000,000	40,000,000			45,000,000															50,000,000
Line of Credit Facility, Amount Outstanding																													0
Amount of current credit facility used to repay former credit facility																					42,000,000
Amount of current credit facility used to repay term loan																					2,500,000
Applicable rate, minimum																																		0.75%	0.75%	1.00%	1.75%	1.75%	2.00%
Applicable rate, maximum																																		1.50%	1.50%	1.75%	2.50%	2.50%	2.75%
Commitment fee percentage																											0.38%	0.50%
Senior unsecured notes issued																															50,000,000	250,000,000	300,000,000
Stated interest rate					7.75%	7.75%											5.82%														7.75%	7.75%
Write-off of deferred loan costs			1,143,000	0																						55,000				1,088,000
Basis spread																																								0.50%		1.00%
Debt instrument, description of rate																									LIBOR01
Interest rate at period end																																									2.97%
Ratio of funded debt to EBITDAX necessary to maintain covenants			2
Minimum ratio of EBITDAX to interest expense			3
Building Loan Oustandind Amount Of Buidling Loan Refinanced			302,143,000		300,000,000	300,000,000	[1]				0	[1]	2,107,000	2,143,000 [2]	2,283,000	[2]	2,400,000
Loan, periodic payment													22,000	22,000
Debt issued								50,000,000	250,000,000
Redemption of principal amount plus aggregate net proceeds										100.00%								35.00%
Percentage of notes required to be outstanding for redemption																			65.00%
Discount price								101.00%	98.53%
Unamortized discount	3,500,000		3,595,000						3,665,000
Effective interest rate								7.53%	8.00%
Unamortized premium	$ 500,000		$ 490,000					$ 500,000
Debt Instrument, Covenant Compliance, Reasonable Transaction Expense Ratio	2
Debt Instrument, Covenant Compliance, Earnings Before Income Tax Depreciation Depletion Amortization and Exploration Expenses Ratio	3

[1]	On October 17, 2012, the Company issued the $250.0 million October Notes to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in accordance with Regulation S under the Securities Act, (the "October Notes Offering") under an indenture among the Company, its subsidiary guarantors and Wells Fargo Bank, National Association, as the trustee, (the "senior note indenture"). On December 21, 2012, the Company issued an additional $50.0 million in aggregate principal amount of December Notes, to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in accordance with Regulation S under the Securities Act, ("the December Notes Offering"). The December Notes were issued as additional securities under the senior note indenture. The October Notes Offering and the December Notes Offering are collectively referred to as the "Notes Offerings". The Company used a portion of the net proceeds from the October Notes Offering to repay all amounts outstanding at such time under its revolving credit facility. The Company intends to use the remaining net proceeds of October Notes Offering and the net proceeds of the December Notes Offering for general corporate purposes, which may include funding a portion of its 2013 capital development plan. Under the senior note indenture, interest on the Notes accrues at a rate of 7.750% per annum on the outstanding principal amount from October 17, 2012, payable semi-annually on May 1 and November 1 of each year, commencing on May 1, 2013. The Notes are the Company's senior unsecured obligations and rank equally in the right of payment with all of the Company's other senior indebtedness and senior in right of payment to any future subordinated indebtedness. All of the Company's existing and future restricted subsidiaries that guarantee the Company's secured revolving credit facility or certain other debt guarantee the Notes; provided, however, that the Notes are not guaranteed by Grizzly Holdings, Inc. and will not be guaranteed by any of the Company's future unrestricted subsidiaries. The Company may redeem some or all of the Notes at any time on or after November 1, 2016, at the redemption prices listed in the senior note indenture. Prior to November 1, 2016, the Company may redeem the Notes at a price equal to 100% of the principal amount plus a ���make-whole��� premium. In addition, prior to November 1, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Notes with the net proceeds of certain equity offerings, provided that at least 65% of the aggregate principal amount of the Notes initially issued remains outstanding immediately after such redemption.
[2]	In March 2011, the Company entered into a new building loan agreement for the office building it occupies in Oklahoma City, Oklahoma. The new loan agreement refinanced the $2.4��million outstanding under the previous building loan agreement. The new agreement matures in February 2016 and bears interest at the rate of 5.82%��per annum. The new building loan requires monthly interest and principal payments of approximately $22,000 and is collateralized by the Oklahoma City office building and associated land.

Long-Term Debt Long-term Debt (Total Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Cash paid for interest			$ 1,404	$ 963
Change in accrued interest			4,155	(132)
Write-off of deferred loan costs			1,143	0
Amortization of loan costs	254	112	640	540	0
Amortization of note discount and premium	72	0	59	0	0
Other			57	29
Total interest expense			$ 7,458	$ 1,400

Common Stock Options, Warrants And Changes In Capitalization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended											96 Months Ended			0 Months Ended
	Dec. 24, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2002 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Feb. 15, 2013 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 24, 2012 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 05, 2011 Common Stock [Member] Public Offering [Member]	Jul. 15, 2011 Common Stock [Member] Public Offering [Member]	Mar. 30, 2011 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]	May 19, 2010 Common Stock [Member] Public Offering [Member]	Dec. 31, 2012 Common Stock [Member] 1999 Stock Option Plan [Member]	Dec. 31, 2012 Common Stock [Member] 2005 Stock Incentive Plan [Member]	Apr. 20, 2006 Common Stock [Member] 2005 Stock Incentive Plan [Member]	Apr. 19, 2006 Common Stock [Member] 2005 Stock Incentive Plan [Member]	Feb. 15, 2013 Utica Shale [Member] acre	Dec. 24, 2012 Utica Shale [Member] acre	Dec. 31, 2012 Utica Shale [Member] acre	Dec. 21, 2012 Utica Shale [Member] acre	Dec. 19, 2012 Utica Shale [Member] acre	Dec. 17, 2012 Utica Shale [Member] acre
Common Stock Options, Restricted Stock, Warrants And Changes In Capitalization [Line Items]
Number of shares available for grant (shares)																			883,000		3,000,000	1,904,606
Aggregate options granted (shares)																			627,337
Number of options granted (shares)																				997,269
Issuance of common stock in public offering, shares									8,912,500		11,750,000		4,600,000	3,450,000	2,760,000			1,481,481
Stock option, portion attributable to underwriters (shares)										900,000	750,000					187,022
Stock option, portion available to underwriters (shares)											1,650,000
Share price (usd per share)									$ 38		$ 38		$ 29	$ 28.75	$ 32			$ 13.5
Proceeds from issuance of common stock, net of offering costs, and exercise of stock options	$ 427,900	$ 357,640		$ 427,091	$ 307,154	$ 21,879			$ 325,800		$ 427,900	$ 460,700	$ 128,000	$ 94,700	$ 84,300		$ 21,600						$ 325,800	$ 460,700
Gas and oil areage, undeveloped, net																							22,000	37,000	106,000	37,000	7,000	30,000
Private placement offering units							10,000
Number of shares called by each warrant (shares)							250
Common stock, par value (usd per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Preferred stock dividend rate		12.00%	12.00%	12.00%	12.00%		12.00%
Preferred stock divinded rate (for stock)							15.00%
Warrants outstanding							2,322,962
Term of warrants							10 years
Exercise price of warrants issued (usd per share)								1.19
Warrants expired			8,875

Stock-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation [Abstract]
Stock-based compensation expense	$ 1,500	$ 1,100	$ 4,688	$ 1,287	$ 492
Capitalized stock-based compensation	601	454	1,875	515	197
Granted, Shares	0	0	0	0	0
Unrecognized compensation expense	$ 11,600		$ 6,745
Weighted average period	1 year 8 months 9 days		1 year 6 months 18 days

Stock-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period, Shares	335,241		356,241	356,241	458,241	508,630
Granted, Shares	0		0	0	0	0
Exercised, Shares	0			(21,000)	(102,000)	(48,889)
Forfeited/expired, Shares	0			0	0	(1,500)
Options Outstanding end of period, Shares	335,241	335,241		335,241	356,241	458,241	508,630
Options exercisable at December 31, 2012, Shares	335,241	335,241		335,241
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at beginning of period, Weighted Average Exercise Price per Share (usd per share)	$ 6.37		$ 6.51	$ 6.51	$ 7.23	$ 7.14
Granted, Weighted Average Exercise Price (usd per share)	$ 0			$ 0	$ 0	$ 0
Exercised, Weighted Average Exercise Price per Share (usd per share)	$ 0			$ 8.8	$ 9.74	$ 6.46
Forfeited/expired, Weighted Average Exercise Price per Share (usd per share)	$ 0			$ 0	$ 0	$ 2
Options Outstanding end of period, Weighted Average Exercise Price per Share (usd per share)	$ 6.37	$ 6.37		$ 6.37	$ 6.51	$ 7.23	$ 7.14
Options exercisable at December 31, 2012, Weighted Average Exercise Price per Share (usd per share)	$ 6.37	$ 6.37		$ 6.37
Options Outstanding, Weighted Average Remaining Contractual Term	2 years 1 month 21 days	2 years 4 months 21 days		2 years 4 months 21 days	3 years 4 months 28 days	4 years 5 months 23 days	5 years 4 months 17 days
Options exercisable at December 31, 2011, Weighted Average Remaining Contractual Term	2 years 1 month 21 days			2 years 4 months 21 days
Options Outstanding, Aggregate Intrinsic Value	$ 13,229	$ 10,678		$ 10,678	$ 8,172	$ 6,621	$ 2,192
Exercised, Aggregate Intrinsic Value				628	2,308	545
Options exercisable at December 31, 2011, Aggregate Intrinsic Value	$ 13,229	$ 10,678		$ 10,678

Stock-Based Compensation (Summary Of Stock Option Plans By Exercise Price) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (shares)	335,241	335,241
Number Exercisable (shares)	335,241	335,241
Exercise Price $3.36 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (usd per share)	$ 3.36	$ 3.36
Number Outstanding (shares)	205,241	205,241
Weighted Average Remaining Life (in years)	1 year 9 months 22 days	2 years 0 months 22 days
Number Exercisable (shares)	205,241	205,241
Exercise Price $9.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (usd per share)	$ 9.07	$ 9.07
Number Outstanding (shares)	5,000	5,000
Weighted Average Remaining Life (in years)	2 years 5 months 9 days	2 years 8 months 9 days
Number Exercisable (shares)	5,000	5,000
Exercise Price $11.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (usd per share)	$ 11.2	$ 11.2
Number Outstanding (shares)	125,000	125,000
Weighted Average Remaining Life (in years)	2 years 8 months 1 day	2 years 11 months 1 day
Number Exercisable (shares)	125,000	125,000

Stock-Based Compensation (Summary Of Restricted Stock Award And Unit Activity) (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Unvested Restricted Shares, beginning of period (shares)	203,348	113,386	60,244	245,831
Granted, Number of Unvested Restricted Shares (shares)	196,832	153,332	111,667	178,500
Vested, Number of Unvested Restricted Shares (shares)	(135,015)	(63,370)	(58,525)	(35,221)
Forfeited, Number of Unvested Restricted Shares (shares)	(19,334)	0	0	0
Number of Unvested Restricted Shares, end of period (shares)	245,831	203,348	113,386	389,110
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested Restricted Shares, Weighted Average Grant Date Fair Value, beginning of period (usd per share)	$ 26.02	$ 11.72	$ 6.01	$ 31.88
Granted, Weighted Average Grant Date Fair Value (usd per share)	$ 35.87	$ 31.15	$ 12.94	$ 35.8
Vested, Weighted Average Grant Date Fair Value (usd per share)	$ 29.59	$ 12.87	$ 8.17	$ 36.12
Forfeited, Weighted Average Grant Date Fair Value (usd per share)	$ 26.81	$ 0	$ 0	$ 0
Unvested Restricted stock, Weighted Average Grant Date Fair Value, end of period (usd per share)	$ 31.88	$ 26.02	$ 11.72	$ 33.29

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 21, 2012	Oct. 17, 2012
Debt Instrument [Line Items]
Unamortized discount	$ 3,500	$ 3,595
Unamortized premium	500	490
Fair value of notes	319,200	308,250
Senior Notes [Member]
Debt Instrument [Line Items]
Carrying value of debt	297,000	296,895
Unamortized discount				3,665
Unamortized premium			$ 500

Income Taxes (Schedule Of Components Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current, State										$ 84	$ 0	$ 40
Current, Federal										646	282	95
Deferred, State										2,214	0	0
Deferred, Federal										23,419	(372)	(95)
Total income tax expense (benefit) provision recorded for continuing operations	$ 28,195	$ 10,849	$ 15,514	$ 0	$ 0	$ (91)	$ 0	$ 1	$ 0	$ 26,363	$ (90)	$ 40

Income Taxes (Reconciliation Of Statutory Federal Income Tax Amount) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income before federal income taxes	$ 72,754				$ 26,869					$ 98,199	$ 108,332	$ 47,403
Expected income tax at statutory rate										34,370	37,916	16,591
State income taxes										1,493	4,227	2,378
Other differences										292	(146)	(111)
Changes in valuation allowance										(9,792)	(42,087)	(18,818)
Total income tax expense (benefit) provision recorded for continuing operations	$ 28,195	$ 10,849	$ 15,514	$ 0	$ 0	$ (91)	$ 0	$ 1	$ 0	$ 26,363	$ (90)	$ 40

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,513	$ 40,880	$ 20,967
Oil and gas property basis difference	0	0	32,054
FASB ASC 718 compensation expense	762	520	347
Investment in pass through entities	0	78	722
AMT credit	1,643	1,000	693
Non-oil and gas property basis difference	0	103	279
Charitable contributions carryover	5	3	0
Unrealized gain on hedging activities	3,836	0	0
Foreign tax credit carryforwards	2,074	0	0
State net operating loss carryover	4,315	6,410	0
Total deferred tax assets	14,148	48,994	55,062
Valuation allowance for deferred tax assets	(4,629)	(12,347)	(54,434)
Deferred tax assets, net of valuation allowance	9,519	36,647	628
Oil and gas property basis difference	15,049	35,637	0
Investment in pass through entities	3,618	0	0
Non-oil and gas property basis difference	227	0	0
Investment in nonconsolidated affiliates	9,232	0	0
Unrealized gain on hedging activities	0	10	0
Total deferred tax liabilities	28,126	35,647	0
Net deferred tax asset (liability)	$ (18,607)	$ 1,000	$ 628

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Altermative minimum tax credits	$ 1,643,000	$ 1,000,000	$ 693,000
Foreign tax credit carryforwards	2,074,000	0	0
Valuation allowance for deferred tax assets	4,629,000	12,347,000	54,434,000
Change in deferred tax asset valuation	(9,792,000)	(42,087,000)	(18,818,000)
Deferred tax expense	25,633,000
Current state and local tax expense (benefit)	84,000	0	40,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	4,323,000
Oklahoma and Louisiana [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	84,031,000
Diamondback [Member]
Operating Loss Carryforwards [Line Items]
Taxable gain on contribution	$ (61,900,000)

Earnings Per Share (Schedule Of Earnings Per Share Reconciliation) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Basic, Net income	$ 44,559				$ 26,869					$ 68,371	$ 108,422	$ 47,363
Effect of dilutive securities, Stock options and awards	0				0					0	0	0
Diluted, Net income	$ 44,559				$ 26,869					$ 68,371	$ 108,422	$ 47,363
Weighted average common shares outstanding - Basic (shares)	72,830,215				55,626,208					55,933,354	48,754,840	43,863,190
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.61				$ 0.48					$ 1.28	$ 2.22	$ 1.08
Effect of dilutive securities, Stock options and awards (shares)	504,633				621,401					484,134	452,123	392,902
Weighted average common shares outstanding-Diluted (shares)	73,334,848				56,247,609					56,417,488	49,206,963	44,256,092
Basic (usd per share)		$ 0.28	$ 0.01	$ 0.45	$ 0.48	$ 0.59	$ 0.58	$ 0.57	$ 0.47	$ 1.22	$ 2.22	$ 1.08
Diluted (usd per share)		$ 0.28	$ 0.01	$ 0.45	$ 0.48	$ 0.59	$ 0.57	$ 0.57	$ 0.47	$ 1.21	$ 2.2	$ 1.07
Diluted net income from continuing operations per share (usd per share)	$ 0.61				$ 0.48					$ 1.27	$ 2.2	$ 1.07

Hedging Activities (Schedule Of Derivative Instruments) (Details)	Dec. 31, 2012	Jul. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010	Mar. 31, 2013 Fixed Price Swap, Period of April through June 2013 [Member]	Dec. 31, 2012 Fixed Price Swap, Period of January 2013 through December 2013 [Member]	Mar. 31, 2013 Fixed Price Swap Period Of July to December 2013 [Member]
Derivative [Line Items]
Daily Volume (Bbls/day)	4,000	3,000	2,000	2,000	2,300	3,000	5,000	5,000	5,000
Weighted Average Price (usd per bbl)							101.96	100.9	99.86

Hedging Activities (Schedule Of Derivative Instruments In Statement Of Financial Position) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Short-term derivative instruments	$ 343	$ 664	$ 1,601
Short-term derivative instruments - liabilities	$ 9,689	$ 10,442

Hedging Activities (Schedule Of Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
(Reduction) addition to oil and condensate sales	$ (2,957)	$ 100	$ (1,517)	$ (4,720)

Hedging Activities (Schedule Of Derivative Instrument Hedging Activities Cumulative Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ (9,660)	$ 1,576	$ (4,720)	$ (18,736)

Hedging Activities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2011 financial_institution	Dec. 31, 2012 financial_institution	Dec. 31, 2011	Jul. 31, 2012	Feb. 29, 2012	Dec. 31, 2010	Feb. 28, 2010
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Number of financial institutions			4	4
Expected to reclassify out of accumulated other comprehensive income in next 12 months	$ 9,100			$ 9,660
Loss on fair value hedge ineffectiveness	200	300		144
Gain on fair value hedge ineffectiveness					$ 25
Production barrels per day (bbls/day)				4,000	2,000	3,000	2,000	2,300	3,000
Forward contract sale, price per barrel				107.29	86.96	109.73	108	58.24	54.81
Delivered percentage of production under fixed price swaps				46.00%

Fair Value Measurements (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 343,000		$ 664,000	$ 1,601,000
Equity investment in Diamondback	212,413,000	151,317,000	151,317,000	0
Asset retirement obligations	670,000	598,000	2,195,000	1,390,000	1,328,000
Level 1 [Member] | Fixed Price Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0	0
Liabilities	0		0	0
Level 2 [Member] | Fixed Price Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	343,000		664,000	1,601,000
Liabilities	9,689,000		10,442,000	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations	700,000		2,195,000
Level 3 [Member] | Fixed Price Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0	0
Liabilities	0		0	0
Diamondback Energy LLC [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment in Diamondback	212,413,000		151,317,000
Diamondback Energy LLC [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment in Diamondback	0		0
Diamondback Energy LLC [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment in Diamondback	$ 0		$ 0

Related Party Transactions (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Diamondback Energy, Inc [Member]	Dec. 31, 2011 Diamondback Energy, Inc [Member]	Dec. 31, 2012 Windsor Niobrara LLC [Member]	Dec. 31, 2011 Windsor Niobrara LLC [Member]	Dec. 31, 2012 Windsor Ohio LLC [Member]	Dec. 31, 2011 Windsor Ohio LLC [Member]	Dec. 31, 2012 Liddell [Member]	Dec. 31, 2012 Rhino [Member]	Dec. 31, 2011 Rhino [Member]	Dec. 31, 2012 Athena [Member]	Dec. 31, 2011 Athena [Member]	Dec. 31, 2011 Directional [Member]	Dec. 31, 2012 Black Fin [Member]	Dec. 31, 2011 Black Fin [Member]	Dec. 31, 2012 Caliber [Member]	Dec. 31, 2011 Caliber [Member]	Dec. 31, 2012 Operating Lease Expense [Member] Athena [Member]
Related Party Transaction [Line Items]
Due from (to) related party			$ (269,000)	$ (5,593,000)	$ 173,000	$ 3,557,000	$ 6,520,000	$ 0		$ 4,257,000	$ 0	$ (1,453,000)	$ (676,000)	$ (2,449,000)	$ 0	$ (436,000)	$ (12,000)	$ (2,000)
Lease operating expenses			7,089,000	5,489,000									423,000						422,000
Oil and natural gas properties			40,354,000	50,614,000								5,009,000	2,851,000	6,068,000	650,000	436,000
Revenue from related parties					7,545,000	6,642,000	163,650,000	93,871,000	2,020,000	4,443,000	25,862,000
Ownership percentage									10.00%
Affiliates participation ratio	50.00%	50.00%
Payments for ownership interest									102,000
General and administrative																	$ 63,000	$ 18,000

Commitments (Details) (USD $)	0 Months Ended	12 Months Ended							12 Months Ended			0 Months Ended
	Nov. 02, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2013 Grizzly [Member]	Dec. 31, 2012 Grizzly [Member]	Oct. 05, 2012 Grizzly [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Executive Officer [Member]	Dec. 31, 2012 Executive Officer [Member]	Mar. 11, 1997 WCBB [Member] wells	Mar. 31, 2013 WCBB [Member] wells	Dec. 31, 2012 WCBB [Member] wells
Commitments [Line Items]
Percentage of interest in WCBB												50.00%
Contribution to plugging and abandonment trust												$ 18,000
Annual minimum wells to be plugged												20
Tenure of minimum wells to be plugged, years												20 years
Plugging and abandonment escrow account on the WCBB properties (Note 17)		3,113,000	3,121,000		3,113,000
Number of wells plugged													354	354
Maximum annual contribution per employee (401K Plan)		100.00%
Miminum matching employer contribution for 401k									3.00%
Cost recognized on defined contribution plan		361,000	310,000	316,000
Employement agreement	3 years
Extension period	1 year
Notice period	90 days
Other Commitment										7,600,000	7,050,000
Contractual obligation for future salaries and benefits						12,400,000	6,300,000	8,500,000
Contractual oblication in excess of		$ 2,000,000

Commitments (Future Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013		$ 179
2014	178	178
2015	127	127
2016	68	68
2017	34	34
Thereafter	0	0
Total	$ 541	$ 586

Commitments (Rental Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments [Abstract]
Minimum rentals	$ 139	$ 52	$ 65
Less: Sublease rentals	7	0	0
Rent expense, net	$ 132	$ 52	$ 65

Contingencies (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2012 Shell Trading Company [Member] Oil [Member]	Dec. 31, 2011 Shell Trading Company [Member] Oil [Member]	Dec. 31, 2010 Shell Trading Company [Member] Oil [Member]	Dec. 31, 2012 Diamondback [Member] Oil [Member]	Dec. 31, 2011 Diamondback [Member] Oil [Member]	Dec. 31, 2010 Diamondback [Member] Oil [Member]	Dec. 31, 2012 Diamondback [Member] Natural Gas Liquids [Member]	Dec. 31, 2011 Diamondback [Member] Natural Gas Liquids [Member]	Dec. 31, 2011 Diamondback [Member] Natural Gas [Member]	Dec. 31, 2010 Diamondback [Member] Natural Gas [Member]	Dec. 31, 2012 North American Gas [Member] Natural Gas [Member]	Dec. 31, 2012 Hess [Member] Natural Gas [Member]	Dec. 31, 2012 Chevron [Member] Natural Gas [Member]	Dec. 31, 2011 Chevron [Member] Natural Gas [Member]	Dec. 31, 2010 Chevron [Member] Natural Gas [Member]	Dec. 31, 2011 Hilcorp Energy Company [Member] Natural Gas [Member]	Dec. 31, 2010 Hilcorp Energy Company [Member] Natural Gas [Member]	Dec. 31, 2012 Maximum [Member]	Apr. 20, 2009 Louisiana Department of Revenue Tax Litigation [Member]	Dec. 31, 2007 Louisiana Department of Revenue Tax Litigation [Member]	Dec. 31, 2010 Louisiana Department of Revenue Tax Litigation [Member] lawsuit	Nov. 30, 2006 Cudd Pressure Control Litigation [Member] defendant	Nov. 03, 2008 Cudd Pressure Control Litigation [Member] Royalty Fee [Member]	Nov. 03, 2008 Cudd Pressure Control Litigation [Member] Minimum [Member] Attorney Fees [Member]	Dec. 09, 2010 Reed Litigation [Member] defendant plaintiff acre	Jul. 31, 2010 Reed Litigation [Member] plaintiff	Jul. 31, 2010 Reed Litigation [Member] defendant	Dec. 07, 2010 Reed Litigation [Member] defendant acre	Dec. 06, 2010 Reed Litigation [Member] acre	Jul. 31, 2010 Reed Litigation [Member] Individual Counterparty [Member] plaintiff	Jul. 31, 2010 Reed Litigation [Member] Limited Liability Company [Member] plaintiff
Loss Contingencies [Line Items]
Alleged severance tax																					$ 1,800,000
Lawsuits filed value																				2,275,729				11,800,000	450,000
Number of pending claims																						2
Number of defendants																							6			6	15	15	21
Damages sought as a percentage of final judgement																									10.00%
Number of plaintiffs																										4					6	1
Original number of acreage in litigation																														240
Amended number of acreage in litigation																													1,700
FDIC insured amount																			250,000
Uninsured cash amount	$ 166,588,000
Percentage of production sold		92.00%	93.00%	75.00%	8.00%	7.00%	19.00%	91.00%	100.00%	22.00%	50.00%	41.00%	18.00%	16.00%	27.00%	32.00%	50.00%	10.00%

Commitments and Contingencies (Commitments) (Details) (USD $)	0 Months Ended				0 Months Ended
	Nov. 02, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 11, 1997 WCBB [Member] wells	Mar. 31, 2013 WCBB [Member] wells	Dec. 31, 2012 WCBB [Member] wells	Mar. 31, 2013 Executive Officer [Member]	Dec. 31, 2012 Executive Officer [Member]	Mar. 31, 2013 Grizzly [Member]	Dec. 31, 2012 Grizzly [Member]	Oct. 05, 2012 Grizzly [Member]
Commitments [Line Items]
Percentage of interest in WCBB					50.00%
Contribution to plugging and abandonment trust					$ 18,000
Annual minimum wells to be plugged					20
Tenure of minimum wells to be plugged, years					20 years
Plugging and abandonment escrow account on the WCBB properties (Note 17)		3,113,000	3,113,000	3,121,000
Number of wells plugged						354	354
Employement agreement	3 years
Extension period	1 year
Notice period	90 days
Other Commitment								7,600,000	7,050,000
Contractual obligation for future salaries and benefits										$ 12,400,000	$ 6,300,000	$ 8,500,000

Commitments and Contingencies (Future Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Remaining 2013	$ 134
2014	178	178
2015	127	127
2016	68	68
2017	34	34
Thereafter	0	0
Total	$ 541	$ 586

Commitments and Contingencies (Contingencies) (Details) (USD $)	0 Months Ended	36 Months Ended		1 Months Ended	0 Months Ended			4 Months Ended		0 Months Ended
	Apr. 20, 2009 Louisiana Department of Revenue Tax Litigation [Member]	Dec. 31, 2007 Louisiana Department of Revenue Tax Litigation [Member]	Dec. 31, 2010 Louisiana Department of Revenue Tax Litigation [Member] lawsuit	Nov. 30, 2006 Cudd Pressure Control Litigation [Member] defendant	Dec. 09, 2010 Reed Litigation [Member] plaintiff defendant acre	Jul. 31, 2010 Reed Litigation [Member] defendant	Jul. 31, 2010 Reed Litigation [Member] plaintiff	Dec. 07, 2010 Reed Litigation [Member] defendant acre	Dec. 06, 2010 Reed Litigation [Member] acre	Jul. 31, 2010 Individual Counterparty [Member] Reed Litigation [Member] plaintiff	Jul. 31, 2010 Limited Liability Company [Member] Reed Litigation [Member] plaintiff
Loss Contingencies [Line Items]
Alleged severance tax		$ 1,800,000
Lawsuits filed value	$ 2,275,729
Number of pending claims			2
Number of defendants				6	6	15	15	21
Number of plaintiffs					4					6	1
Original number of acreage in litigation									240
Amended number of acreage in litigation								1,700

Supplemental Information On Oil And Gas Exploration And Production Activities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 MBoe	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Prices per unit (usd per MMbls or MMcf)	2.76	91.32	96.19	4.12	76.16	4.38
Decrease in reserve during the period	(12,564)	(12,564)
Decrease in reserves relating to change in estimates	442	442
Future development costs estimated to be spent in 2013		$ 82,772
Future development costs estimated to be spent in 2014		16,416
Future development costs estimated to be spent in 2015		$ 4,335

Supplemental Information On Oil And Gas Exploration And Production Activities (Capitalized Costs Related To Oil And Gas Producing Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Proven properties	$ 984,795	$ 897,130
Unproven properties	626,295	132,912
Gross capitalized costs	1,611,090	1,030,042
Accumulated depreciation, depletion, amortization and impairment reserve	(661,442)	(571,213)
Net capitalized costs	$ 949,648	$ 458,829

Supplemental Information On Oil And Gas Exploration And Production Activities (Costs Incurred In Oil And Gas Property Acquisition And Development Activities) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Acquisition	$ 513,904	$ 119,522	$ 17,627
Development of proved undeveloped properties	121,787	123,489	64,652
Exploratory	93,397	3,994	0
Recompletions	24,643	17,259	16,917
Capitalized asset retirement obligation	2,195	1,390	1,328
Total	$ 755,926	$ 265,654	$ 100,524

Supplemental Information On Oil And Gas Exploration And Production Activities (Results Of Operations For Producing Activities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Revenues	$ 248,601,000	$ 228,953,000	$ 127,636,000
Production costs	(53,708,000)	(47,230,000)	(31,580,000)
Depletion	(90,230,000)	(61,965,000)	(38,600,000)
Income before income taxes (benefit)	104,663,000	119,758,000	57,456,000
Current	730,000	282,000	40,000
Deferred	25,633,000	(372,000)	0
Income tax expense (benefit)	26,363,000	(90,000)	40,000
Results of operations from producing activities	78,300,000	119,848,000	57,416,000
Depletion per barrel of oil equivalent (BOE)	$ 35.07	$ 26.56	$ 19.54

Supplemental Information On Oil And Gas Exploration And Production Activities (Oil And Gas Reserves) (Details)	12 Months Ended
	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls	Dec. 31, 2010 MBbls
Oil [Member]
Proved Developed and Undeveloped Reserves [Roll Forward]
Beginning of the period	16,745	19,704	17,488
Purchases in oil and gas reserves in place	0	2	3,913
Extensions and discoveries	4,880	3,940	5,574
Sales of oil and gas reserves in place	(10,604)	0	0
Revisions of prior reserve estimates	(382)	(4,714)	(5,426)
Current production	(2,388)	(2,187)	(1,845)
End of period	8,251	16,745	19,704
Proved developed reserves	5,219	7,485	7,230
Proved undeveloped reserves	3,032	9,260	12,474
Gas [Member]
Proved Developed and Undeveloped Reserves [Roll Forward]
Beginning of the period	15,728	16,158	14,332
Purchases in oil and gas reserves in place	0	19	3,482
Extensions and discoveries	31,265	2,091	5,303
Sales of oil and gas reserves in place	(11,757)	0	0
Revisions of prior reserve estimates	(357)	(1,662)	(6,171)
Current production	(1,108)	(878)	(788)
End of period	33,771	15,728	16,158
Proved developed reserves	18,482	6,152	6,068
Proved undeveloped reserves	15,289	9,576	10,090

Supplemental Information On Oil And Gas Exploration And Production Activities (Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Future cash flows	$ 954,833	$ 1,594,050	$ 1,479,295
Future development and abandonment costs	(159,113)	(306,810)	(301,651)
Future production costs	(147,024)	(295,383)	(305,814)
Future production taxes	(89,175)	(124,739)	(136,323)
Future income taxes	(114,867)	(229,649)	(159,171)
Future net cash flows	444,654	637,469	576,336
10% discount to reflect timing of cash flows	(96,013)	(260,788)	(260,849)
Standardized measure of discounted future net cash flows	$ 348,641	$ 376,681	$ 315,487

Supplemental Information On Oil And Gas Exploration And Production Activities (Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Sales and transfers of oil and gas produced, net of production costs	$ (194,893)	$ (181,723)	$ (96,056)
Net changes in prices, production costs, and development costs	108,941	136,071	122,147
Acquisition of oil and gas reserves in place	0	72	63,043
Extensions and discoveries	151,654	107,110	88,227
Revisions of previous quantity estimates, less related production costs	(10,504)	(112,553)	(89,155)
Sales of reserves in place	(214,867)	0	0
Accretion of discount	37,668	31,549	24,077
Net changes in income taxes	25,585	(36,674)	(54,879)
Change in production rates and other	68,376	117,342	17,309
Total change in standardized measure of discounted future net cash flows	$ (28,040)	$ 61,194	$ 74,713

Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Total revenues	$ 55,000	$ 56,603	$ 60,537	$ 66,325	$ 65,461	$ 68,946	$ 58,081	$ 55,589	$ 46,638	$ 248,926	$ 229,254	$ 127,921
INCOME (LOSS) FROM OPERATIONS	14,944	25,875	18,178	25,947	27,263	31,585	29,118	28,156	22,105	97,263	110,964	50,754
Income tax expense (benefit)	28,195	10,849	15,514	0	0	(91)	0	1	0	26,363	(90)	40
Net income	$ 44,559	$ 15,883	$ 502	$ 25,117	$ 26,869	$ 30,974	$ 29,009	$ 27,265	$ 21,174	$ 68,371	$ 108,422	$ 47,363
Basic (usd per share)		$ 0.28	$ 0.01	$ 0.45	$ 0.48	$ 0.59	$ 0.58	$ 0.57	$ 0.47	$ 1.22	$ 2.22	$ 1.08
Diluted (usd per share)		$ 0.28	$ 0.01	$ 0.45	$ 0.48	$ 0.59	$ 0.57	$ 0.57	$ 0.47	$ 1.21	$ 2.2	$ 1.07

Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended						0 Months Ended	1 Months Ended			0 Months Ended
	Dec. 24, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 15, 2013 Utica Shale [Member] well acre	Dec. 24, 2012 Utica Shale [Member] acre	Dec. 31, 2012 Utica Shale [Member] acre	Dec. 21, 2012 Utica Shale [Member] acre	Dec. 19, 2012 Utica Shale [Member] acre	Dec. 17, 2012 Utica Shale [Member] acre	Feb. 15, 2013 Subsequent Event [Member] Utica Shale [Member] well acre	Feb. 28, 2013 Subsequent Event [Member] Utica Shale [Member]	Jan. 07, 2013 Subsequent Event [Member] Utica Shale [Member] acre	Dec. 31, 2012 Subsequent Event [Member] Utica Shale [Member]	Feb. 15, 2013 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 24, 2012 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 05, 2011 Common Stock [Member] Public Offering [Member]	Jul. 15, 2011 Common Stock [Member] Public Offering [Member]	Mar. 30, 2011 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]	May 19, 2010 Common Stock [Member] Public Offering [Member]	Feb. 15, 2013 Common Stock [Member] Public Offering [Member] Subsequent Event [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member] Subsequent Event [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common stock in public offering, shares																	8,912,500		11,750,000		4,600,000	3,450,000	2,760,000			1,481,481	8,912,500
Stock option, portion attributable to underwriters (shares)																		900,000	750,000					187,022
Stock option, portion available to underwriters (shares)																			1,650,000									900,000
Proceeds from issuance of common stock	$ 427,900	$ 357,640		$ 427,091	$ 307,154	$ 21,879	$ 325,800	$ 460,700									$ 325,800		$ 427,900	$ 460,700	$ 128,000	$ 94,700	$ 84,300		$ 21,600		$ 325,800		$ 460,700
Share price (usd per share)																	$ 38		$ 38		$ 29	$ 28.75	$ 32			$ 13.5	$ 38
Gas and oil areage, undeveloped, net							22,000	37,000	106,000	37,000	7,000	30,000	22,000		37,000
Cash price of ownership interest		$ 320,489	$ 84,778	$ 757,192	$ 287,292	$ 101,644							$ 220,000
Number of wells excluded from acquisition													14
Number of proposed future wells excluded from acquisition							16						16
Ownership percentage of acreage														93.80%		77.70%
Ownership percentage, additional acreage purchased														16.20%

Condensed Consolidating Financial Statements - Condensed Consolidating Balance Sheets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 225,980,000	$ 167,088,000	$ 12,893,000	$ 93,897,000	$ 2,468,000	$ 1,724,000
Accounts receivable - oil and gas	22,023,000	25,615,000		28,019,000
Accounts receivable - related parties	37,062,000	34,848,000		4,731,000
Accounts receivable - intercompany	0
Prepaid expenses and other current assets	1,435,000	1,506,000		1,327,000
Short-term derivative instruments	343,000	664,000		1,601,000
Total current assets	286,843,000	229,721,000		129,575,000
Property and equipment:
Oil and natural gas properties	1,932,419,000	1,611,090,000		1,035,754,000
Other property and equipment	8,924,000	8,662,000		8,024,000
Accumulated depletion, depreciation, amortization and impairment	(688,467,000)	(665,884,000)		(575,142,000)
Property and equipment, net	1,252,876,000	953,868,000		468,636,000
Other assets:
Equity investments	451,592,000	381,484,000		86,824,000
Other assets	13,159,000	13,295,000		5,123,000
Total other assets	464,751,000	394,779,000		91,947,000
Deferred tax asset		0		1,000,000
Total assets	2,004,470,000	1,578,368,000		691,158,000
Current liabilities:
Accounts payable and accrued liabilities	109,777,000	110,244,000		43,872,000
Accounts payable - intercompany	0
Asset retirement obligation - current	780,000	60,000	620,000	620,000
Short-term derivative instruments	9,689,000	10,442,000
Deferred tax liability	158,000	0
Current maturities of long-term debt	152,000	150,000		141,000
Total current liabilities	120,556,000	120,896,000		44,633,000
Asset retirement obligation - long-term	12,560,000	13,215,000	12,276,000	12,033,000
Deferred tax liability	45,382,000	18,607,000		0
Long-term debt, net of current maturities	298,921,000	298,888,000		2,142,000
Other non-current liabilities	142,000	354,000		0
Total liabilities	477,561,000	451,960,000		58,808,000
Stockholders' equity:
Common stock	773,000	674,000		556,000
Paid-in capital	1,395,288,000	1,036,245,000		604,584,000
Accumulated other comprehensive income (loss)	(6,629,000)	(3,429,000)		2,663,000
Retained earnings (accumulated deficit)	137,477,000	92,918,000		24,547,000
Total stockholders' equity	1,526,909,000	1,126,408,000	650,572,000	632,350,000	211,056,000	125,051,000
Total liabilities and stockholders' equity	2,004,470,000	1,578,368,000		691,158,000
Parent [Member]
Current assets:
Cash and cash equivalents	225,269,000	165,293,000	11,847,000	93,124,000	2,459,000	1,626,000
Accounts receivable - oil and gas	21,495,000	25,070,000		27,532,000
Accounts receivable - related parties	35,031,000	33,806,000		4,731,000
Accounts receivable - intercompany	15,604,000	15,368,000		11,267,000
Prepaid expenses and other current assets	1,435,000	1,506,000		1,327,000
Short-term derivative instruments	343,000	664,000		1,601,000
Total current assets	299,177,000	241,707,000		139,582,000
Property and equipment:
Oil and natural gas properties	1,927,051,000	1,606,172,000		1,026,017,000
Other property and equipment	8,897,000	8,642,000		8,004,000
Accumulated depletion, depreciation, amortization and impairment	(688,447,000)	(665,864,000)		(575,122,000)
Property and equipment, net	1,247,501,000	948,950,000		458,899,000
Other assets:
Equity investments	444,422,000	374,209,000		86,426,000
Other assets	13,159,000	13,295,000		5,123,000
Total other assets	457,581,000	387,504,000		91,549,000
Deferred tax asset		0		1,000,000
Total assets	2,004,259,000	1,578,161,000		691,030,000
Current liabilities:
Accounts payable and accrued liabilities	109,566,000	110,037,000		43,744,000
Accounts payable - intercompany	0	0
Asset retirement obligation - current	780,000	60,000		620,000
Short-term derivative instruments	9,689,000	10,442,000
Deferred tax liability	158,000
Current maturities of long-term debt	152,000	150,000		141,000
Total current liabilities	120,345,000	120,689,000		44,505,000
Asset retirement obligation - long-term	12,560,000	13,215,000		12,033,000
Deferred tax liability	45,382,000	18,607,000
Long-term debt, net of current maturities	298,921,000	298,888,000		2,142,000
Other non-current liabilities	142,000	354,000
Total liabilities	477,350,000	451,753,000		58,680,000
Stockholders' equity:
Common stock	773,000	674,000		556,000
Paid-in capital	1,395,288,000	1,036,245,000		604,584,000
Accumulated other comprehensive income (loss)	(6,629,000)	(3,429,000)		2,663,000
Retained earnings (accumulated deficit)	137,477,000	92,918,000		24,547,000
Total stockholders' equity	1,526,909,000	1,126,408,000		632,350,000
Total liabilities and stockholders' equity	2,004,259,000	1,578,161,000		691,030,000
Guarantor [Member]
Current assets:
Cash and cash equivalents	710,000	1,795,000	1,045,000	772,000	9,000	98,000
Accounts receivable - oil and gas	528,000	545,000		487,000
Accounts receivable - related parties	2,031,000	1,042,000
Accounts receivable - intercompany	0
Prepaid expenses and other current assets	0	0
Short-term derivative instruments	0	0
Total current assets	3,269,000	3,382,000		1,259,000
Property and equipment:
Oil and natural gas properties	5,368,000	4,918,000		9,737,000
Other property and equipment	27,000	20,000		20,000
Accumulated depletion, depreciation, amortization and impairment	(20,000)	(20,000)		(20,000)
Property and equipment, net	5,375,000	4,918,000		9,737,000
Other assets:
Equity investments	0
Other assets	0
Total other assets	0
Deferred tax asset		0
Total assets	8,644,000	8,300,000		10,996,000
Current liabilities:
Accounts payable and accrued liabilities	211,000	207,000		128,000
Accounts payable - intercompany	15,495,000	15,259,000		11,231,000
Asset retirement obligation - current	0	0
Short-term derivative instruments	0	0
Deferred tax liability	0
Current maturities of long-term debt	0	0
Total current liabilities	15,706,000	15,466,000		11,359,000
Asset retirement obligation - long-term	0	0
Deferred tax liability	0	0
Long-term debt, net of current maturities	0	0
Other non-current liabilities	0	0
Total liabilities	15,706,000	15,466,000		11,359,000
Stockholders' equity:
Common stock	0
Paid-in capital	322,000	322,000		322,000
Accumulated other comprehensive income (loss)	0
Retained earnings (accumulated deficit)	(7,384,000)	(7,488,000)		(685,000)
Total stockholders' equity	(7,062,000)	(7,166,000)		(363,000)
Total liabilities and stockholders' equity	8,644,000	8,300,000		10,996,000
Non-Guarantor [Member]
Current assets:
Cash and cash equivalents	1,000	0	1,000	1,000	0	0
Accounts receivable - oil and gas	0	0
Accounts receivable - related parties	0	0
Accounts receivable - intercompany	0
Prepaid expenses and other current assets	0	0
Short-term derivative instruments	0	0
Total current assets	1,000			1,000
Property and equipment:
Oil and natural gas properties	0	0
Other property and equipment	0	0
Accumulated depletion, depreciation, amortization and impairment	0	0
Property and equipment, net	0
Other assets:
Equity investments	176,196,000	172,766,000		69,008,000
Other assets	0
Total other assets	176,196,000	172,766,000		69,008,000
Deferred tax asset		0
Total assets	176,197,000	172,766,000		69,009,000
Current liabilities:
Accounts payable and accrued liabilities	0
Accounts payable - intercompany	109,000	109,000		36,000
Asset retirement obligation - current	0	0
Short-term derivative instruments	0	0
Deferred tax liability	0
Current maturities of long-term debt	0	0
Total current liabilities	109,000	109,000		36,000
Asset retirement obligation - long-term	0	0
Deferred tax liability	0	0
Long-term debt, net of current maturities	0	0
Other non-current liabilities	0	0
Total liabilities	109,000	109,000		36,000
Stockholders' equity:
Common stock	0
Paid-in capital	181,878,000	174,348,000		70,433,000
Accumulated other comprehensive income (loss)	(1,125,000)	2,442,000		1,087,000
Retained earnings (accumulated deficit)	(4,665,000)	(4,133,000)		(2,547,000)
Total stockholders' equity	176,088,000	172,657,000		68,973,000
Total liabilities and stockholders' equity	176,197,000	172,766,000		69,009,000
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable - oil and gas	0	0
Accounts receivable - related parties	0	0
Accounts receivable - intercompany	(15,604,000)	(15,368,000)		(11,267,000)
Prepaid expenses and other current assets	0	0
Short-term derivative instruments	0	0
Total current assets	(15,604,000)	(15,368,000)		(11,267,000)
Property and equipment:
Oil and natural gas properties	0	0
Other property and equipment	0	0
Accumulated depletion, depreciation, amortization and impairment	0	0
Property and equipment, net	0
Other assets:
Equity investments	(169,026,000)	(165,491,000)		(68,610,000)
Other assets	0
Total other assets	(169,026,000)	(165,491,000)		(68,610,000)
Deferred tax asset		0
Total assets	(184,630,000)	(180,859,000)		(79,877,000)
Current liabilities:
Accounts payable and accrued liabilities	0
Accounts payable - intercompany	(15,604,000)	(15,368,000)		(11,267,000)
Asset retirement obligation - current	0	0
Short-term derivative instruments	0	0
Deferred tax liability	0
Current maturities of long-term debt	0	0
Total current liabilities	(15,604,000)	(15,368,000)		(11,267,000)
Asset retirement obligation - long-term	0	0
Deferred tax liability	0	0
Long-term debt, net of current maturities	0	0
Other non-current liabilities	0	0
Total liabilities	(15,604,000)	(15,368,000)		(11,267,000)
Stockholders' equity:
Common stock	0
Paid-in capital	(182,200,000)	(174,670,000)		(70,755,000)
Accumulated other comprehensive income (loss)	1,125,000	(2,442,000)		(1,087,000)
Retained earnings (accumulated deficit)	12,049,000	11,621,000		3,232,000
Total stockholders' equity	(169,026,000)	(165,491,000)		(68,610,000)
Total liabilities and stockholders' equity	$ (184,630,000)	$ (180,859,000)		$ (79,877,000)

Condensed Consolidating Financial Statements - Condensed Consolidating Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Total revenues	$ 55,000	$ 56,603	$ 60,537	$ 66,325	$ 65,461	$ 68,946	$ 58,081	$ 55,589	$ 46,638	$ 248,926	$ 229,254	$ 127,921
Costs and expenses:
Lease operating expenses	5,172				5,849					24,308	20,897	17,614
Production taxes	7,287				7,769					29,400	26,333	13,966
Depletion, depreciation and amortization	22,583				21,395					90,749	62,320	38,907
General and administrative	4,412				3,009					13,808	8,074	6,063
Accretion expense	175				176					698	666	617
(Gain) Loss on sale of asset	427				0					(7,300)	0	0
Total Costs and Expenses	40,056				38,198					151,663	118,290	77,167
INCOME FROM OPERATIONS	14,944	25,875	18,178	25,947	27,263	31,585	29,118	28,156	22,105	97,263	110,964	50,754
OTHER (INCOME) EXPENSE:
Interest expense	3,479				153					7,458	1,400	2,761
Interest income	(79)				(27)					(72)	(186)	(387)
(Income) loss from equity method investments	(61,210)				268					(8,322)	1,418	977
Total Other (Income) Expense	(57,810)				394					(936)	2,632	3,351
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	72,754				26,869					98,199	108,332	47,403
INCOME TAX EXPENSE (BENEFIT)	28,195	10,849	15,514	0	0	(91)	0	1	0	26,363	(90)	40
INCOME (LOSS) FROM CONTINUING OPERATIONS	44,559				26,869					71,836	108,422	47,363
Discontinued Operations										3,465	0	0
NET INCOME	44,559	15,883	502	25,117	26,869	30,974	29,009	27,265	21,174	68,371	108,422	47,363
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenues	54,662				65,165					247,637	228,281	127,380
Costs and expenses:
Lease operating expenses	4,998				5,645					23,644	20,168	17,043
Production taxes	7,261				7,747					29,306	26,266	13,929
Depletion, depreciation and amortization	22,583				21,395					90,749	62,320	38,902
General and administrative	4,378				2,964					13,602	8,038	6,037
Accretion expense	175				176					698	666	617
(Gain) Loss on sale of asset	427									(7,300)
Total Costs and Expenses	39,822				37,927					150,699	117,458	76,528
INCOME FROM OPERATIONS	14,840				27,238					96,938	110,823	50,852
OTHER (INCOME) EXPENSE:
Interest expense	3,479				153					7,458	1,400	2,761
Interest income	(79)				(27)					(72)	(39)	(120)
(Income) loss from equity method investments	(61,314)				243					(5,182)	1,130	808
Total Other (Income) Expense	(57,914)				369					2,204	2,491	3,449
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	72,754				26,869					94,734	108,332	47,403
INCOME TAX EXPENSE (BENEFIT)	28,195				0					26,363	(90)	40
INCOME (LOSS) FROM CONTINUING OPERATIONS										68,371
Discontinued Operations										0
NET INCOME	44,559				26,869					68,371	108,422	47,363
Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenues	338				296					1,289	973	541
Costs and expenses:
Lease operating expenses	174				204					664	729	571
Production taxes	26				22					94	67	37
Depletion, depreciation and amortization	0				0					0	0	5
General and administrative	34				20					132	11	24
Accretion expense	0				0					0	0	0
(Gain) Loss on sale of asset	0									0
Total Costs and Expenses	234				246					890	807	637
INCOME FROM OPERATIONS	104				50					399	166	(96)
OTHER (INCOME) EXPENSE:
Interest expense	0				0					0	0	0
Interest income	0				0					0	0	0
(Income) loss from equity method investments	0				0					0	0	0
Total Other (Income) Expense	0				0					0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	104				50					399	166	(96)
INCOME TAX EXPENSE (BENEFIT)	0				0					0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS										399
Discontinued Operations										3,465
NET INCOME	104				50					(3,066)	166	(96)
Non-Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenues	0				0					0	0	0
Costs and expenses:
Lease operating expenses	0				0					0	0	0
Production taxes	0				0					0	0	0
Depletion, depreciation and amortization	0				0					0	0	0
General and administrative	0				25					74	25	2
Accretion expense	0				0					0	0	0
(Gain) Loss on sale of asset	0									0
Total Costs and Expenses	0				25					74	25	2
INCOME FROM OPERATIONS	0				(25)					(74)	(25)	(2)
OTHER (INCOME) EXPENSE:
Interest expense	0				0					0	0	0
Interest income	0				0					0	(147)	(267)
(Income) loss from equity method investments	532				278					1,512	1,592	740
Total Other (Income) Expense	532				278					1,512	1,445	473
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(532)				(303)					(1,586)	(1,470)	(475)
INCOME TAX EXPENSE (BENEFIT)	0				0					0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS										(1,586)
Discontinued Operations										0
NET INCOME	(532)				(303)					(1,586)	(1,470)	(475)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenues	0				0					0	0	0
Costs and expenses:
Lease operating expenses	0				0					0	0	0
Production taxes	0				0					0	0	0
Depletion, depreciation and amortization	0				0					0	0	0
General and administrative	0				0					0	0	0
Accretion expense	0				0					0	0	0
(Gain) Loss on sale of asset	0									0
Total Costs and Expenses	0				0					0	0	0
INCOME FROM OPERATIONS	0				0					0	0	0
OTHER (INCOME) EXPENSE:
Interest expense	0				0					0	0	0
Interest income	0				0					0	0	0
(Income) loss from equity method investments	(428)				(253)					(4,652)	(1,304)	(571)
Total Other (Income) Expense	(428)				(253)					(4,652)	(1,304)	(571)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	428				253					4,652	1,304	571
INCOME TAX EXPENSE (BENEFIT)	0				0					0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS										4,652
Discontinued Operations										0
NET INCOME	$ 428				$ 253					$ 4,652	$ 1,304	$ 571

Condensed Consolidating Financial Statements - Condensed Consolidating Statements of Comprehenisve Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 44,559	$ 15,883	$ 502	$ 25,117	$ 26,869	$ 30,974	$ 29,009	$ 27,265	$ 21,174	$ 68,371	$ 108,422	$ 47,363
Foreign currency translation adjustment	(3,567)				939					1,355	(1,865)	2,255
Change in fair value of derivative instruments, net of taxes	(1,430)				(10,621)					(8,452)	1,576	(4,720)
Reclassification of settled contracts, net of taxes	1,797				(100)					1,005	4,720	18,736
Other comprehensive income (loss)	(3,200)				(9,782)					(6,092)	4,431	16,271
Comprehensive income	41,359				17,087					62,279	112,853	63,634
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	44,559				26,869					68,371	108,422	47,363
Foreign currency translation adjustment	(3,567)				939					1,355	(1,865)	2,255
Change in fair value of derivative instruments, net of taxes	(1,430)				(10,621)					(8,452)	1,576	(4,720)
Reclassification of settled contracts, net of taxes	1,797				(100)					1,005	4,720	18,736
Other comprehensive income (loss)	(3,200)				(9,782)					(6,092)	4,431	16,271
Comprehensive income	41,359				17,087					62,279	112,853	63,634
Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	104				50					(3,066)	166	(96)
Foreign currency translation adjustment	0				0					0	0	0
Change in fair value of derivative instruments, net of taxes	0				0					0	0	0
Reclassification of settled contracts, net of taxes	0				0					0	0	0
Other comprehensive income (loss)	0				0					0	0	0
Comprehensive income	104				50					(3,066)	166	(96)
Non-Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(532)				(303)					(1,586)	(1,470)	(475)
Foreign currency translation adjustment	(3,567)				939					1,355	(1,865)	2,255
Change in fair value of derivative instruments, net of taxes	0				0					0	0	0
Reclassification of settled contracts, net of taxes	0				0					0	0	0
Other comprehensive income (loss)	(3,567)				939					1,355	(1,865)	2,255
Comprehensive income	(4,099)				636					(231)	(3,335)	1,780
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	428				253					4,652	1,304	571
Foreign currency translation adjustment	3,567				(939)					(1,355)	1,865	(2,255)
Change in fair value of derivative instruments, net of taxes	0				0					0	0	0
Reclassification of settled contracts, net of taxes	0				0					0	0	0
Other comprehensive income (loss)	3,567				(939)					(1,355)	1,865	(2,255)
Comprehensive income	$ 3,995				$ (686)					$ 3,297	$ 3,169	$ (1,684)

Condensed Consolidating Financial Statements - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 35,007	$ 69,429	$ 199,158	$ 158,138	$ 85,835
Net cash provided by (used) in investing activities	(333,216)	(160,399)	(840,579)	(323,248)	(105,315)
Net cash provided by (used in) financing activities	357,101	9,966	714,612	256,539	20,224
Net increase in cash and cash equivalents	58,892	(81,004)	73,191	91,429	744
Cash and cash equivalents at beginning of period	167,088	93,897	93,897	2,468	1,724
Cash and cash equivalents at end of period	225,980	12,893	167,088	93,897	2,468
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	35,682	69,101	195,734	154,329	81,651
Net cash provided by (used) in investing activities	(332,807)	(160,344)	(838,177)	(320,203)	(101,042)
Net cash provided by (used in) financing activities	357,101	9,966	714,612	256,539	20,224
Net increase in cash and cash equivalents	59,976	(81,277)	72,169	90,665	833
Cash and cash equivalents at beginning of period	165,293	93,124	93,124	2,459	1,626
Cash and cash equivalents at end of period	225,269	11,847	165,293	93,124	2,459
Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(675)	328	3,425	3,808	4,184
Net cash provided by (used) in investing activities	(410)	(55)	(2,402)	(3,045)	(4,273)
Net cash provided by (used in) financing activities	0	0	0	0	0
Net increase in cash and cash equivalents	(1,085)	273	1,023	763	(89)
Cash and cash equivalents at beginning of period	1,795	772	772	9	98
Cash and cash equivalents at end of period	710	1,045	1,795	772	9
Non-Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0	(1)	1	0
Net cash provided by (used) in investing activities	(7,529)	(67,063)	(103,915)	(25,858)	(3,719)
Net cash provided by (used in) financing activities	7,530	67,063	103,915	25,858	3,719
Net increase in cash and cash equivalents	1	0	(1)	1	0
Cash and cash equivalents at beginning of period	0	1	1	0	0
Cash and cash equivalents at end of period	1	1	0	1	0
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0	0	0	0
Net cash provided by (used) in investing activities	7,530	67,063	103,915	25,858	3,719
Net cash provided by (used in) financing activities	(7,530)	(67,063)	(103,915)	(25,858)	(3,719)
Net increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0